Filed with the Securities and Exchange Commission on October 28, 1997
                                 		1933 Act Registration File No.   33-84762
                                                		1940 Act File No. 811-8648

                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A


   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  	Pre-Effective Amendment No.

  	Post-Effective Amendment No.  5     	           x

                                     and

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  	Amendment No.  8      	                         x


                           	KIEWIT MUTUAL FUND
           	(Exact Name of Registrant as Specified in Charter)

                	1000 Kiewit Plaza, Omaha, NE  68131-3374
           (Address of Principal Executive Offices)        (Zip Code)

    	Registrant's Telephone Number, including Area Code:  (402) 342-2052

  	Kenneth D. Gaskins, Esq., Secretary                   	Copy to:
  	Kiewit Mutual Fund	                            Joseph V. Del Raso, Esq.
  	1000 Kiewit Plaza	                    Stradley, Ronan, Stevens & Young, LLP
  	Omaha, NE  68131-3374	                         2600 One Commerce Square
	(Name and Address of Agent for Service)         	Philadelphia, PA  19102


It is proposed that this filing will become effective

		   X  	immediately upon filing pursuant to paragraph (b)

	       	on                      pursuant to paragraph (b)

	       	60 days after filing pursuant to paragraph (a)(1)

	       	on                      pursuant to paragraph (a)(1)

	       	75 days after filing pursuant to paragraph (a)(2)

	       	on                      pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

	     X 	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                         CROSS-REFERENCE SHEET
                        Pursuant to Rule 481(a)

                           KIEWIT MUTUAL FUND

                       Items Required By Form N-1A

                          PART A - PROSPECTUS


Item No.	Item Caption	             Prospectus Caption

	1.	     Cover Page	               Cover Page

	2.	     Synopsis	                 Highlights; Expense Table

	3.	     Condensed Financial 	     Financial Highlights;
         Information              	Performance Information

	4.	     General Description of   	Cover Page; Highlights; Investment
         Registrant                Objective and Policies; Risk Factors;
                                   General Information

	5.	     Management of the Fund	   Management of the Fund

	6.	     Capital Stock and Other 	 Dividends, Capital Gains Distributions
         Securities                and Taxes; Shareholder Accounts; General
                                   Information

	7.	     Purchase of Securities	   Highlights; Purchase of Shares;
         Being Offered	            Shareholder Accounts; Valuation of
                                   Shares; Exchange of Shares

	8.	     Redemption or Repurchase	 Shareholder Accounts; Redemption of Shares

	9.     	Pending Legal Proceedings	Not Applicable


                             CROSS-REFERENCE SHEET
                            Pursuant to Rule 481(a)

                              KIEWIT MUTUAL FUND

                     Items Required By Form N-1A (continued)

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

                                        				Caption in Statement of
Item No.	Item Caption	                      Additional Information

	10.	    Cover Page	                        Cover Page

	11.	    Table of Contents	                 Table of Contents

	12.	    General Information	               History
         and History

	13.	    Investment Objectives	             Investment Limitations and Policies
         and Policies

	14.	    Management of the Fund	            Management of the Fund

	15.	    Control Persons and Principal	     Control Persons and Principal
         Holders of Securities	             Holders of Securities

	16.	    Investment Advisory and	           Management of the Fund; Other
         Other Services                     Information

	17.	    Brokerage Allocation	              Brokerage Transactions

	18.	    Capital Stock and Other	           Not Applicable
         Securities

	19.	    Purchase, Redemption and	          Purchase and Redemption of Shares
         Pricing of Securities
         Being Offered

	20.	    Tax Status	                        Tax Matters

	21.	    Underwriters	                      Management of the Fund

	22.	    Calculation of Performance	        Calculation of Performance Data
         Data
	23.	    Financial Statements	              Financial Statements;
                                           	Report of Independent Accountants




                             KIEWIT MUTUAL FUND

                               K CLASS SHARES

                                PROSPECTUS

                              October 31, 1997

	This prospectus describes the Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio and Kiewit Equity Portfolio (collectively the "Portfolios" or "Feeder Portfolios" and individually a "Portfolio"), each a series of shares issued by Kiewit Mutual Fund (the "Fund"), 1000 Kiewit Plaza, Omaha, NE 68131-3344, (800) 2KIEWIT. Each Portfolio is an open-end, diversified, management investment company which currently offers two separate classes of shares: K Class Shares and S Class Shares.
 Shares of each class represent equal, pro-rata interests in a Portfolio and accrue dividends in the same manner, except that S Class Shares bear distribution expenses payable by the Class as compensation for distribution of the S Class shares. The securities offered in this Prospectus are K Class Shares, which are not subject to any sales or distribution charges. Information concerning the Fund's S Class shares may be obtained by calling the Fund at the telephone number stated above.

	The Fund issues six series of shares, each of which represents a separate class of the Fund's shares of beneficial interest, having its own investment objective and policies. The investment objective of the Kiewit Money Market Portfolio and Kiewit
Government Money Market Portfolio is to provide high current income while maintaining a stable share price. The investment objective of the Kiewit Short-Term Government Portfolio is to provide
investors with as high a level of current income as is consistent with the maintenance of principal and liquidity. The investment objective of the Kiewit Intermediate-Term Bond Portfolio is to
provide as high a level of current income as is consistent with
reasonable risk.   The investment objective of the Kiewit Tax-
Exempt Portfolio is to provide as high a level of current income exempt from federal income tax as is consistent with reasonable risk. The investment objective of the Kiewit Equity Portfolio is to achieve long-term capital appreciation.

	Unlike many other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of shares of Kiewit Investment Trust (the "Trust"), an open-end, management investment company that issues series of shares (individually and collectively, the "Series") having the same investment objective, policies and limitations as each of the Portfolios. The investment experience of each Feeder Portfolio will correspond directly with the investment experience of its corresponding Series. Investors should carefully consider this investment approach. For additional information, see "Special Information About The Portfolios' Structure."

	This prospectus contains information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information dated October 31, 1997 is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


The shares of the Kiewit Money Market Portfolio and Kiewit
Government Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. While such Portfolios will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Portfolios will be able to do so.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                           	TABLE OF CONTENTS
                                                              	Page

HIGHLIGHTS	                                                     4

EXPENSE TABLE	                                                  7

FINANCIAL HIGHLIGHTS	                                           9

SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE	            12

INVESTMENT OBJECTIVES AND POLICIES	                             13
	Kiewit Money Market Portfolio	                                 13
	Kiewit Government Money Market Portfolio 	                     15
	Kiewit Short-Term Government Portfolio	                        16
	Kiewit Intermediate-Term Bond Portfolio	                       17
	Kiewit Tax-Exempt Portfolio	                                   18
	Kiewit Equity Portfolio	                                       19
	Other Investment Policies	                                     21

RISK FACTORS	                                                   22

MANAGEMENT OF THE FUND	                                         23

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES	               26

PURCHASE OF SHARES	                                             28

SHAREHOLDER ACCOUNTS	                                           29

VALUATION OF SHARES	                                            30

EXCHANGE OF SHARES	                                             31

REDEMPTION OF SHARES	                                           31

PERFORMANCE INFORMATION	                                        33

GENERAL INFORMATION	                                            33

APPENDIX - DESCRIPTION OF RATINGS	                              36


                               HIGHLIGHTS

The Fund

	The Fund is an open-end, diversified management investment company commonly known as a "mutual fund." The Fund was organized as a Delaware business trust on June 1, 1994 and is registered under the Investment Company Act of 1940 (the "1940" Act). The Fund currently offers six series of shares: Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio and Kiewit Equity Portfolio. Each Portfolio offers two classes of shares, K Class Shares and S Class Shares. All shares that were registered and outstanding as of February 28, 1997 were redesignated as K Class Shares.

Investment Objectives

	The investment objective of each Portfolio of Kiewit Mutual Fund is to provide its investors with:

Money Market	   		High current income, while maintaining a
                  stable share price.  The Money Market
                  Portfolio will invest all of its assets
                  in the Money Market Series of the Trust, which in turn invests in short-term money market securities.

Government Money Market	High current income, while maintaining a
                  stable share price and a credit rating in the highest category for money market funds as determined by an independent rating agency. The Government Money
                  Market Portfolio will invest all of its
                  assets in the Government Money Market
                  Series of the Trust, which in turn
                  invests in securities issued or
                  guaranteed by the U.S. Government, its
                  agencies or instrumentalities.

Short-Term Government		High level of current income,
                  consistent with the maintenance of
                  principal and liquidity.  The Short-Term
                  Government Portfolio will invest all of
                  its assets in the Short-Term Government
                  Series of the Trust, which in turn
                  invests in securities issued or
                  guaranteed by the U.S. Government, its
                  agencies, or instrumentalities.

Intermediate-Term Bond		High level of current income,
                  consistent with reasonable risk.  The
                  Portfolio will invest all of its assets
                  in the Kiewit Intermediate-Term Bond
                  Series of the Trust, which in turn
                  invests in investment grade debt
                  securities.

Tax-Exempt    				High level of current income, exempt from
                  federal income tax, consistent with
                  reasonable risk.  The Tax-Exempt
                  Portfolio will invest all of its assets
                  in the Tax-Exempt Series of the Trust,
                  which in turn invests primarily in
                  municipal obligations exempt from federal income tax.

Equity					       Long-term capital appreciation.  The Portfolio
                  will invest all of its assets
                  in the Kiewit Equity Series of the Trust,
                  which in turn invests in the equity
                  securities of companies which appear, in
                  the opinion of the investment adviser, to
                  be undervalued in the marketplace at the
                  time of purchase.

Although the investment objective of each Portfolio is not fundamental and may be changed by the Board of Trustees without shareholder approval, the Fund intends to notify shareholders before making any material change. Due to the inherent risks of investments, there can be no assurance that a Portfolio will achieve its objective. See "Investment Objectives And Policies."

How to Purchase Shares

	After you open an account, you may purchase K Class Shares by
(a) writing the Fund and enclosing your check as payment or (b) by calling the Fund at (800) 2KIEWIT to arrange for payment by wire transfer. You may open an account by mailing a completed application form to the Fund. The public offering price of the shares of each Portfolio is the net asset value per share next determined after acceptance of the purchase order and payment. The
K Class Shares may be purchased without a sales load, exchange fee, or distribution fee under a Rule 12b-1 plan. See "Purchase Of Shares."

How to Redeem Shares

	You may redeem K Class Shares by mailing written instructions to the Fund or by calling the Fund at (800) 2KIEWIT (if you requested telephone redemption privileges on an application form).
 Shares will be redeemed at the net asset value per share next determined after acceptance of a redemption request. The Fund will promptly mail you a check, unless other arrangements have been made. See "Redemption Of Shares."

Dividend Reinvestment

	Each Portfolio, except the Kiewit Equity Portfolio, intends to pay monthly dividends from its net investment income and will pay net capital gains, if any, annually. The Kiewit Equity Portfolio intends to pay annual dividends from net investment income, together with any net capital gains.

	You may choose to receive dividends and capital gains distributions in cash or you may choose to automatically reinvest them in additional shares of the Portfolio. See "Dividends, Capital Gains Distributions And Taxes."


Investment Manager, Underwriter and Servicing Agents

	Kiewit Investment Management Corp. serves as the investment manager of each Series of the Trust and also provides the Portfolios with certain administrative services. Rodney Square Distributors, Inc. serves as the Portfolios' underwriter. Wilmington Trust Company serves as the custodian of the Portfolios' assets and Rodney Square Management Corporation serves as the Portfolios' administrator, transfer agent and accounting services agent. See "Management Of The Fund."

Risk Factors

	Each Portfolio, through its investment in a corresponding Series of the Trust, is subject to certain risks. Investors should consider a number of factors: (i) each Series of the Trust invests in securities that fluctuate in value, and there can be no assurance that the objective of any Portfolio will be achieved;
(ii) each Series of the Trust may invest in repurchase and reverse repurchase agreements, which involve the risk of loss if the counterparty defaults on its obligations under the agreement; (iii) each Series of the Trust has reserved the right to borrow amounts not exceeding 33% of its net assets; and (iv) the Kiewit Intermediate-Term Bond Series may invest in mortgage securities, whose market values may vary with changes in market interest rates to a greater or lesser extent than the market values of other debt securities. Additionally, the policy of the Portfolios to invest in the corresponding Series of the Trust also involves certain risks. See "Risk Factors."

Peter Kiewit Sons', Inc.

	An investment in the Fund is not a direct or indirect investment in the common stock of Peter Kiewit Sons', Inc. ("PKS").
 Virtually all of PKS' common stock is owned by employees or former employees of PKS. The Fund is restricted from investing in the securities of PKS and its affiliates. PKS and its affiliates do not guarantee that an investment in the Fund will produce satisfactory results.

                           	EXPENSE TABLE

Shareholder Transaction Costs		            		None

Annual Portfolio Operating Expenses
(as a percentage of average net assets)

                          Govern-
                 Money     ment   Short-Term  Intermediate-  Tax-
                 Market   Money   Government   Term Bond     Exempt  Equity
               Portfolio  Market   Portfolio   Portfolio   Portfolio Portfolio


                         Portfolio
Management Fees
(after fee
waiver)         .13%     .13%        .16%        .32%        .35%     .56%

12b-1 Fees      none     none        none        none        none     none

Other
Expenses        .07%     .07%        .14%        .18%        .15%     .24%

Total Portfolio
Operating
Expenses        .20%     .20%        .30%        .50%        .50%     .80%



The information in the Expense Table has been restated to reflect changes in the amounts of management fees waived and Fund expenses assumed. The table summarizes the aggregate estimated annual operating expenses of both the Portfolios' K Class Shares and the Series of the Trust in which the Portfolios invest. (See "Management Of The Fund" for a description of Portfolio and Series expenses.) Through June 30, 1998, Kiewit Investment Management Corp. has agreed to waive all or a portion of its advisory fee and to assume certain expenses in order to limit annual operating expenses of the K Class Shares to not more than the following percentage of the average daily net assets of each Portfolio:
Kiewit Money Market Portfolio 0.20%; Kiewit Government Money Market Portfolio 0.20%; Kiewit Short-Term Government Portfolio 0.30%; Kiewit Intermediate Term Bond Portfolio 0.50%; Kiewit Tax-Exempt Bond Portfolio 0.50%; and Kiewit Equity Portfolio 0.80%. Without the waiver of fees by Kiewit Investment Management Corp., the total expenses of each Portfolio's K Class Shares for the fiscal year ended June 30, 1997, would have been: Kiewit Money Market Portfolio 0.27%; Kiewit Short-Term Government Portfolio 0.44%; Kiewit Intermediate-Term Bond Portfolio 0.58%; Kiewit Tax-Exempt Portfolio 0.55% and Kiewit Equity Portfolio 0.94%. Without the waiver of fees, the total expenses of the Kiewit Government Money Market Portfolio's K Class Shares on an annual basis are estimated to be 0.27%.


Prior to March 3, 1997, the Portfolios sought to achieve their investment objectives by acquiring and managing their own portfolios of securities rather than by investing all of their assets in the corresponding Series of the Trust. The above figures have been restated to reflect estimated aggregate annualized operating expenses of each Feeder Portfolio's K Class Shares and its corresponding Series as though the Feeder Portfolio's assets had been invested in the Series during the entire fiscal year ended June 30, 1997.


Example

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                     1 Year  3 Years  5 Years  10 Years
Money Market Portfolio                 2        6       11       26

Government Money Market
Portfolio                              2        6       n/a      n/a

Short-Term Government
Portfolio                              3        10      17       38

Intermediate-Term Bond
Portfolio                              5        16      28       63

Tax-Exempt Portfolio                   5        16      28       63

Equity Portfolio                       8        26      44       99


The purpose of the above Expense Table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios' K Class Shares will bear directly or indirectly. The information set forth above relates only to the Portfolios' K Class Shares, which shares are subject to different total fees and expenses than S Class Shares.

The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The above Example is based on the Portfolios' actual expenses for the most recent fiscal period and estimated expenses for the Government Money Market Portfolio.


The Board of Trustees of the Fund has considered whether such expenses will be more or less than they would be if the Feeder Portfolios invest directly in the securities held by the Trust Series. The aggregate amount of expenses for a Feeder Portfolio and its corresponding Trust Series may be greater than if the Portfolio were to invest directly in the securities held by the corresponding Trust Series. However, the total expense ratios for the Feeder Portfolios and the Trust Series are expected to be less over time than such ratios would have been if the Portfolios had continued to invest directly in the underlying securities. This is because this arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Trust Series, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Trust Series.


The following tables include selected data for a K Class Share outstanding from the effective date of the Fund's registration statement under the Securities Act of 1933 (December 6, 1994) or commencement of operations, whichever occurs later, through the end of the Fund's fiscal year on June 30, 1997. The amounts in these tables are derived from, and should be read in conjunction with, the Fund's audited financial statements, the notes thereto and the report of independent accountants thereon all of which are incorporated by reference into the Fund's Statement of Additional Information. With reference to the period ended June 30, 1995, see the report of independent accountants included in the Fund's registration statement and which is available upon request, without charge, by writing or calling the Fund at 1000 Kiewit Plaza, Omaha, NE 68131-3344, (800) 2KIEWIT. Financial data is not presented for the Kiewit Government Money Market Portfolio which had not commenced operations as of June 30, 1997.


                                                        		For the Period
                          For the Fiscal	 For the Fiscal 	December 6, 1994+
                          	Year Ended	      Year Ended	      through
                         	June 30, 1997	  June 30, 1996   	June 30, 1995
Money Market Portfolio
Net Asset Value - Beginning
of Period                  		$	1.00	         $	1.00         	$	1.00

Investment Operations:
	Net investment income	   	  	 0.05	          	0.05	          	0.03

Distributions:
	From net investment
 income                    			(0.05)	        	(0.05)        		(0.03)

Net Asset Value - End
of Period                  		$	1.00	         $	1.00	         $	1.00

Total Return             		   	5.43%         		5.61%	         	3.31% 1

Ratios (to average net
assets)/Supplemental Data:
     Expenses 2 	         	   	0.20%	         	0.20%		         0.30% 3
    	Net investment income 2			5.31%	         	5.47%	         	5.82% 3
    	Net assets at end of
     period (000)         		$	415,285	       $	389,967      	$	380,708


                                                         			For the Period
	                        	For the Fiscal	  For the Fiscal 	December 6, 1994+
                          	Year Ended	       Year Ended	       through
                         	June 30, 1997	    June 30, 1996   	June 30, 1995

Short-Term Government Portfolio++
Net Asset Value - Beginning
of Period                 		$	10.00	          $	10.15          	$	9.90

Investment Operations:
	Net investment income       		0.60	             0.60	            0.35
	Net realized and unrealized
 gain (loss) on investments 			0.05           		(0.15)	          	0.25

Total from investment
operations                    	0.65		            0.45	           	0.60

Distributions:
	From net investment income			(0.60)		          (0.60)         		(0.35)

Net Asset Value - End
of Period                 		$	10.05	          $	10.00	         $	10.15

Total Return                			6.51%		           4.66%		          6.18% 1

Ratios (to average net assets)/Supplemental Data:
	   Expenses 2 	 		            0.30%		           0.30%		          0.40% 3
   	Net investment income 2 			5.76%		           6.06%		          6.17% 3
   	Portfolio turnover 			      -- 4		          57.52%		         69.57% 3
   	Net assets at end of
    period (000)         		 $	129,494	        $	183,316       	$	132,828

+	Effective date of the Fund's registration statement.

++	The above per share data, for the Short-Term Government
Portfolio, has been restated to reflect a 1 for 5 reverse stock split which occurred on September 25, 1997.

1    	The total return for the period has not been annualized.

2	    The annualized expense ratio for the Money Market Portfolio, had there been no fees waived by the Manager, would have been 0.27%, 0.27% and 0.30% for the fiscal years ended June 30, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratio for the Money Market Portfolio, had there been no fees waived by the Manager, would have been 5.24%, 5.40% and 5.82% for the fiscal years ended June 30, 1997, 1996 and for the period ended
June 30, 1995, respectively. The annualized expense ratio for the Short-Term Government Portfolio, had there been no fees waived by the Manager, would have been 0.44%, 0.43% and 0.46% for the fiscal years ended June 30, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratio for the Short-Term Government
Portfolio, had there been no fees waived by the Manager, would have been 5.62%, 5.93% and 6.11% for the fiscal years ended
June 30, 1997, 1996 and for the period ended June 30, 1995, respectively. The expense and net investment income ratios for the fiscal year ending June 30, 1997 include expenses allocated from the Series.

3	Annualized.

4	The Portfolio turnover rate for the Short-Term Government Series was 44.24%.


			                                                       For the Period
                         	For the Fiscal	 For the Fiscal 	December 6, 1994+
                           	Year Ended	    Year Ended	        through
                         	June 30, 1997	  June 30, 1996    	June 30, 1995

Intermediate - Term Bond Portfolio++
Net Asset Value - Beginning
of Period                 		$	10.05	        $	10.25           	$	9.80

Investment Operations:
	Net investment income 		      0.65           	0.65	             0.40
	Net realized and unrealized
 gain (loss) on investments 			0.10  	       	(0.20)	           	0.45
	  Total from investment
   operations               			0.75	          	0.45	            	0.85

Distributions:
	From net investment income			(0.65)		        (0.65)          		(0.40)

Net Asset Value - End
of Period 		                $	10.15        	$	10.05	          $	10.25

Total Return                			7.51%         		4.48%           		8.63% 1

Ratios (to average net assets)/Supplemental Data:
 	Expenses 5                			0.50%		         0.50%		           0.50% 3
 	Net investment income 5   			6.27%	         	6.37%           		6.72% 3
 	Portfolio turnover         		 -- 6		        86.06%	         	121.36% 3
 	Net assets at end of
  period (000)            		$	108,314	      $	122,952        	$	105,020


			                                                         For the Period
                         	For the Fiscal  	For the Fiscal 	December 6, 1994+
                           	Year Ended	      Year Ended       	through
                          	June 30, 1997	   June 30, 1996   	June 30, 1995

Tax-Exempt Portfolio++
Net Asset Value -
Beginning of Period         		$	10.10	        $	10.10          	$	9.80

Investment Operations:
	Net investment income		         0.45	           0.45	            0.25
	Net realized and unrealized
 gain (loss) on investments 		  	0.16		            -		            0.30
		Total from investment
  operations 		   	              0.61		          0.45	           	0.55

Distributions:
	From net investment income   		(0.45)	         (0.45)	          (0.25)
	From net realized capital gain	(0.01)		          -		               -
		Total distributions		        	(0.46)        		(0.45)	         	(0.25)

Net Asset Value - End
of Period                   		$	10.25	        $	10.10	         $	10.10

Total Return 	                 		6.15%		         4.55%		          5.73% 1

Ratios (to average net assets)/Supplemental Data:
 	Expenses 5                		  	0.50%         		0.50%          		0.50% 3
 	Net investment income 5      		4.31%		         4.47%		          4.50% 3
 	Portfolio turnover 	          		 - 7		       100.61%		         92.53% 3
 	Net assets at end of
  period (000)              		$	137,903	      $	142,185       	$	135,518

+	Effective date of the Fund's registration statement.

++	The above per share data, for the  Intermediate-Term Bond
Portfolio and Tax-Exempt Portfolio, has been restated to reflect a 1 for 5 reverse stock split which occurred on September 25, 1997.

1    	The total return for the period has not been annualized.

3	    Annualized.

5	    The annualized expense ratio for the Intermediate-Term Bond
Portfolio, had there been no fees waived by the Manager, would have been 0.58%, 0.57% and 0.63% for the fiscal years ended
June 30, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratio for the Intermediate-Term Bond Portfolio, had there been no fees waived by the Manager, would have been 6.19%, 6.30% and 6.59% for the fiscal years ended June 30, 1997, 1996 and for the period ended June 30, 1995, respectively. The annualized expense ratio for the Tax-Exempt Portfolio, had there been no fees waived by the Manager, would have been 0.55%, 0.54% and 0.53% for the fiscal years ended June 30, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratio for the Tax-Exempt Portfolio, had there been no fees waived by the Manager, would have been 4.26%, 4.43% and 4.47% for the fiscal years ended June 30, 1997, 1996 and for the period ended June 30, 1995, respectively. The expense and net investment income ratios for the fiscal year ending June 30, 1997 include expenses allocated from the Series.

6	    The Portfolio turnover  rate for the Intermediate-Term Bond
Series was 51.57%.

7	    The Portfolio turnover rate for the Tax-Exempt Series was
62.70%.


			                                                        For the Period
                         	For the Fiscal	  For the Fiscal	 January 5, 1995+
                          	Year Ended	      Year Ended	        through
                         	June 30, 1997	   June 30, 1996   	June 30, 1995

Equity Portfolio
Net Asset Value - Beginning
of Period 		                $	16.58	         $	14.04         	$	12.50

Investment Operations:
	Net investment income		       0.13	            0.13	            0.11
	Net realized and unrealized
 gain (loss) on investments 			4.09		           2.56		           1.43
		Total from investment
  operations                			4.22            	2.69	           	1.54

Distributions:
	From net investment income	  (0.15)	          (0.15)	             -
	From net realized capital
 gain	                      		(0.09)		            -		              -
		Total distributions      			(0.24)         		(0.15)		            -

Net Asset Value - End
of Period                 		$	20.56	         $	16.58	         $	14.04

Total Return               			25.67%	         	19.24%         		12.32% 1

Ratios (to average net assets)/Supplemental Data:
	 Expenses 8                			0.80%	          	0.80%	          	0.80% 3
 	Net investment income 8   			0.80%          		1.34%          		3.06% 3
 	Portfolio turnover         			- 9		          16.95%		          0.00% 3
 	Average commission rate paid		- 9	          $	0.0637		           -
 	Net assets at end of
  period (000)	           	 $	88,763	        $	66,137        	$	20,865


+	Commencement of Operations.

1    	The total return for the period has not been annualized.

3	    Annualized.

8	    For the period from January 5, 1995 through June 30, 1997,
Kiewit Investment Management Corp. (the "Manager") agreed to waive all or a portion of its fee in an amount that will limit annual operating expenses to not more than 0.80% of the average daily net assets of the Portfolio. The annualized expense ratio, had there been no fees waived by the Manager, would have been 0.94%, 1.05% and 2.56% for the fiscal years ended June 30, 1997, 1996, and for the period ended June 30, 1995, respectively. The annualized net investment income ratio for the Equity Portfolio, had there been no fees waived by the Manager, would have been 0.66%, 1.09% and 1.30% for the fiscal years ended June 30, 1997, 1996 and for the period ended June
30, 1995, respectively. The expense and net investment income ratios for the fiscal year ending June 30, 1997 include expenses allocated from the Series.

9	    The Portfolio turnover rate for the Equity Series was 26.33%
and the combined average commission rate paid by both the Equity Portfolio and Series was $0.0563.



         	SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE

	Each of the six Portfolios of the Fund, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Series of the Trust, an open-end, management investment company, registered under the 1940 Act, that issues Series having the same investment objective as each of the Portfolios. The investment objectives of the Portfolios and their corresponding Series may be changed without shareholder approval. Shareholders of a Feeder Portfolio will receive written notice at least 30 days prior to the effective date of any change in the investment objective of the Portfolio or its corresponding Trust Series.


	This prospectus describes the investment objective, policies and restrictions of each Feeder Portfolio and its corresponding Series. (See "Portfolio Characteristics And Policies - Kiewit
Money Market Portfolio, Kiewit Government Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio and Kiewit Equity Portfolio.") In addition, an investor should read "Management Of The Fund" for a description of the management and other expenses associated with the Feeder Portfolios' investment in the Trust. Other institutional investors, including other mutual funds, may invest in each Series, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact the Fund at 1000 Kiewit Plaza, Omaha,
NE 08131-3344, 1-800-2KIEWIT for information about the availability of investing in a Series of the Trust other than through a Feeder Portfolio.

	The shares of the Trust Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. While investment in a Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, the Feeder Portfolios also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in a Series, the remaining investors in that Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Series than the corresponding Feeder Portfolio could have effective voting control over the operation of the Series.

	Further, if a Series changes its investment objective in a manner which is inconsistent with the investment objective of a corresponding Feeder Portfolio and the Portfolio does not make a similar change in its investment objective, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by a Feeder Portfolio of its investment in the corresponding Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions.
 In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Feeder Portfolios. Any net capital gains so realized will be distributed to such a Portfolio's shareholders as described in "Dividends, Capital Gains Distributions And Taxes" below.

	Finally, the Feeder Portfolios' investment in the shares of a registered investment company such as the Trust is relatively new and results in certain operational and other complexities.
However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Trust Series invest.

                  	INVESTMENT OBJECTIVES AND POLICIES

                   	Kiewit Money Market Portfolio

	The Kiewit Money Market Portfolio pursues its investment objective by investing all of its assets in the Money Market Series of the Trust (the "Money Market Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Money Market Series is to provide high current income while maintaining a stable share price by investing in short-term money market securities. The Money Market Series invests in U.S. dollar-denominated money market instruments that mature in 13 months or less, maintains an average weighted maturity of 90 days or less and limits its investments to those investments which the Board of Trustees determines present minimal credit risks.

	The Money Market Series will invest in the following money market obligations issued by financial institutions, nonfinancial corporations, and the U.S. Government, state and municipal governments and their agencies or instrumentalities:

	(1)	United States Treasury obligations including bills,
notes, bonds and other debt obligations issued by the United States Treasury. These securities are backed by the full faith and credit of the U.S. Government.

	(2)	Obligations of agencies and instrumentalities of the
U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National Mortgage Association, or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.

	(3)	Repurchase agreements that are fully collateralized by
the securities listed in (1) and (2) above.

	(4)	Commercial paper at the time of purchase rated in the
highest category of short-term debt ratings of any two Nationally Recognized Statistical Ratings Organization ("NRSROs") (such as Moody's Investor Services, Inc. and Standard & Poor's Rating Services) or, if unrated, issued by a corporation having outstanding comparable obligations that are rated in the highest category of short-term debt ratings. See "Appendix - Description
Of Ratings."

	(5)	Corporate obligations having a remaining maturity of 397
calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO. See
"Appendix - Description Of Ratings."

	(6)	Obligations of U.S. banks, such as certificates of
deposit, time deposits and bankers' acceptances. The banks must have total assets exceeding $1 billion.

	(7)	Short-term Eurodollar and Yankee obligations of banks
having total assets exceeding one billion dollars. Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks or by foreign banks; Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

	The Money Market Series will not invest more than 5% of its total assets in the securities of a single issuer. Up to 10% of the Money Market Series' net assets may be invested in "restricted" and other illiquid money market securities, which are not freely marketable under the Securities Act of 1933 (the "1933 Act").


	The Money Market Series may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller--a U.S. commercial bank or recognized U.S. securities dealer--sells securities to the Money Market Series and agrees to repurchase the securities at the Money Market Series' cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Money Market Series will have a total value equal to or in excess of the value of the repurchase agreement, and will be held by the Money Market Series' custodian bank until repurchased. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by the Money Market Series to the seller, collateralized by the underlying securities.

	Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same credit analysis as domestic issues in which the Money Market Series invests, and foreign issuers will be required to meet the same tests of financial strength as the domestic issuers approved for the Money Market Series.

            	Kiewit Government Money Market Portfolio

	The Kiewit Government Money Market Portfolio pursues its investment objective by investing all of its assets in the Government Money Market Series of the Trust (the "Government Money Market Series"). The investment objective of the Government Money Market Series is to provide as high a level of current income as is consistent with maintaining a stable share by investing in securities issued by the U.S. Government, its agencies or instrumentalities. The Series invests in U.S. dollar-denominated money market instruments that mature in 13 months or less and will maintain an average weighted maturity of 60 days or less.

	The Series will invest in the following money market obligations issued by the U.S. government, its agencies or instrumentalities:


(1)		United States Treasury obligations including bills,
notes, bonds and other debt obligations issued by the United
States Treasury. These securities are backed by the full faith and credit of the United States government.

(2)		Obligations of agencies and instrumentalities of the
U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National Mortgage Association, or which are supported by the right of the issuer to borrow from the U.S.
Treasury, such as securities issued by the Federal Financing
Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm
Credit Banks.

(3)		Repurchase agreements that are fully collateralized by
the securities listed in (1) and (2) above.

	The Series intends to maintain an AAAm credit rating from Standard & Poor's Rating Group. The AAAm credit rating indicates that the Series is composed exclusively of investments that are rated AAA and/or eligible short-term investments.

	The Series may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller--a U.S. commercial bank or recognized U.S. securities dealer--sells securities to the Series and agrees to repurchase the securities at the Series' cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Series will have a total value equal to or in excess of the value of the repurchase agreement, and will be held by the Series' custodian bank until repurchased. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by the Series to the seller, collateralized by the underlying securities.

                	Kiewit Short-Term Government Portfolio

	The Kiewit Short-Term Government Portfolio pursues its investment objective by investing all of its assets in the Kiewit Short-Term Government Series of the Trust (the "Short-Term Government Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Short-Term Government Series is to provide investors with as high a level of current income as is consistent with the maintenance of principal and liquidity. The Short-Term Government Series invests at least 65% of its assets in U.S. Treasury securities and U.S. Government agency securities. The Short-Term Government Series may also invest in repurchase agreements collateralized by U.S. Treasury or U.S. Government agency securities. In an effort to minimize fluctuations in market value, the Short-Term Government Series will maintain a dollar-weighted average maturity between one and three years.

	U.S. Government agency securities are debt obligations of agencies and instrumentalities of the U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National Mortgage Association; or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.


              	Kiewit Intermediate-Term Bond Portfolio

	The Kiewit Intermediate-Term Bond Portfolio pursues its investment objective by investing all of its assets in the Kiewit Intermediate-Term Bond Series of the Trust (the "Intermediate-Term Bond Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Intermediate-Term Bond Series is to provide as high a level of current income as is consistent with reasonable risk. It seeks to achieve its objective by investing substantially all of its total assets in a diversified portfolio of the following investment grade debt securities: U.S. Treasury and U.S. Government agency securities, mortgage-backed securities, asset-backed securities and corporate bonds. The Intermediate-Term Bond Series may also invest in repurchase agreements collateralized by U.S. Treasury and U.S. Government agency securities and other short-term debt securities.
 Under normal circumstances, the Intermediate-Term Bond Series will have an average effective maturity (i.e., the market value weighted average time to repayment of principal) of between three and ten years.

	Debt securities rated by an NRSRO, in the lowest investment grade debt category, have speculative characteristics; a change in economic conditions could lead to a weakened capacity of the issuer to make principal and interest payments. To the extent that the rating of a debt obligation held by the Intermediate-Term Bond Series falls below investment grade, the Intermediate-Term Bond Series, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Intermediate-Term Bond Series in light of market conditions. See "Appendix - Description Of Ratings."

	The Intermediate-Term Bond Series may invest in both fixed and variable or floating rate instruments. Variable and floating rate securities bear interest at rates which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such securities may not accurately reflect existing market interest rates. Some of these securities carry a demand feature which permits the Intermediate-
Term Bond Series to sell them during a predetermined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Intermediate-Term Bond Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security.

                    	Kiewit Tax-Exempt Portfolio

	The Kiewit Tax-Exempt Portfolio pursues its investment objective by investing all of its assets in the Kiewit Tax-Exempt Series of the Trust (the "Tax-Exempt Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Tax-Exempt Series is to provide as high a level of current income exempt from federal income tax as is consistent with reasonable risk. Because of this emphasis, capital appreciation is not an investment objective. The Tax-Exempt Series pursues its objective by investing primarily in municipal obligations whose interest is, in the opinion of counsel to the issuer, exempt from federal income tax. As a fundamental policy, the Tax-Exempt Series will normally invest at least 80% of its net assets in securities the interest on which is exempt from federal income tax, including the alternative minimum tax. However, the Tax-Exempt Series may invest up to 20% of its net assets in municipal securities, the interest on which is a preference item for purposes of the federal alternative minimum tax ("AMT bonds"). When the Manager is unable to locate investment opportunities with desirable risk/reward characteristics, the Tax-Exempt Series may invest up to 20% of its net assets in the following: cash, cash equivalent short-term obligations, certificates of deposit, commercial paper, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements.

	Municipal obligations are issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities to raise money for various public purposes. Municipal obligations consist of general obligation bonds, revenue bonds and notes. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest and are considered the safest type of municipal investment. Revenue bonds are backed by revenues derived from a specific project, facility or revenue source. At times, the Tax-Exempt Series may invest more than 25% of the value of its assets in industrial development bonds, a type of revenue bond. Although issued by a public authority, some industrial revenue bonds may be backed only by the credit and security of a private issuer and may involve greater credit risk. Municipal notes are issued to finance short-term capital needs of a municipality and include tax and revenue anticipation notes, bond anticipation notes and commercial paper. Municipal obligations bear fixed, floating and variable rates of interest.

	AMT bonds are tax-exempt "private activity" bonds issued after August 7, 1986, whose proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

	The Tax-Exempt Series also may invest up to 5% of its total assets in the following municipal-based obligations: municipal lease obligations, inverse floaters, tender option bonds, when-issued securities and zero coupon bonds. See the Fund's Statement of Additional Information for a discussion of these types of investments.

	The Tax-Exempt Series may invest in the various types of municipal securities in any proportion. Although the Tax-Exempt Series does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in tax-exempt securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Manager. To the extent that the Tax-Exempt Series' assets are concentrated in tax-exempt securities payable from revenues on economically related projects and facilities, the Tax-Exempt Series will be subject to the risks presented by such projects to a greater extent than it would be if the Tax-Exempt Series' assets were not so concentrated.

	The Tax-Exempt Series will invest only in investment grade obligations, or if unrated, in obligations that the Manager determines to be of comparable quality. The Tax-Exempt Series will have an average effective maturity (i.e., the market value weighted average time to repayment of principal) of between three and ten years. See "Appendix - Description Of Ratings."

                     	Kiewit Equity Portfolio

	The Kiewit Equity Portfolio pursues its investment objective by investing all of its assets in the Kiewit Equity Series of the Trust (the "Equity Series") which has the same investment objective and policies as the Portfolio. The Equity Series invests primarily in a diversified portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common stock, which, in the Manager's opinion, are undervalued in the marketplace at the time of purchase. Dividend income is an incidental consideration compared to growth in capital. In selecting securities for the Equity Series, the Manager or sub-adviser may evaluate factors it believes are likely to affect long-term capital appreciation such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team. The Manager may rotate the Equity Series' holdings among various market sectors based on economic analysis of the overall business cycle. Under normal conditions, at least 65 percent of the Equity Series' net assets will be invested in equity securities.

	The Equity Series invests in equity securities only if they are listed on registered exchanges or actively traded in the over-the-counter market. Under normal circumstances the Equity Series, to the extent not invested in the securities described above, may invest in investment grade securities issued by corporations and U.S. Government securities. In order to meet liquidity needs, the Equity Series may hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations, and commercial paper) rated at time of purchase in the top two categories by an NRSRO or determined to be of comparable quality by the Manager at the time of purchase.

	The Equity Series may also purchase and sell American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities markets. The Equity Series may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation of the issuer of the deposited security. The Series does not consider any ADR purchase to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

	The Equity Series may invest in convertible securities issued by U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock.
 These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream, a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. Common stock acquired by the Equity Series upon conversion of a convertible debenture will generally be held for so long as the Manager anticipates such stock will provide the Series with opportunities which are consistent with the Series' investment objective and policies.

	For temporary defensive purposes when the Manager determines that market conditions warrant, the Equity Series may invest up to 100% of its assets in the money market instruments described above and other short-term debt instruments that are rated, at the time of purchase, investment grade, and may hold a portion of its assets in cash.

                    	Other Investment Policies

	Other Registered Investment Companies. Each Portfolio's corresponding Series reserves the right to invest in the shares of other registered investment companies. By investing in shares of investment companies, a Series would indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Series. Thus, the Series' investors may pay higher total operating expenses and other costs than they might pay by owning the underlying investment companies directly. The Manager will attempt to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower expenses than other investment companies with similar investment objectives and policies. There can be no assurance that this result will be achieved. However, the Manager will waive its advisory fee with respect to the assets of a Series invested in other investment companies, to the extent of the advisory fee charged by any investment adviser to such investment company. In addition, the 1940 Act limits investment by a Series in shares of other investment companies to no more than 10% of the value of the Series' total assets.

	Securities Loans. Each Series may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Series may earn additional income from lending securities, such activity is incidental to the investment objective of a Series. The value of securities loaned may not exceed 33 1/3% of the value of a Series' total assets. In connection with such loans, a Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time, will retain the authority to vote the loaned securities and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

	Reverse Repurchase Agreements. A Series may enter into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Series of its assets concurrently with an agreement by the Series to repurchase the same assets at a later date at a fixed price. A Series will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations with respect to reverse repurchase agreements.

	Options. The Kiewit Short-Term Government Series, Kiewit Intermediate-Term Bond Series and Kiewit Equity Series each may sell and/or purchase exchange-traded call options and purchase exchange-traded put options on securities in the Portfolio.
Options will be used to generate income and to protect against price changes and will not be engaged in for speculative purposes.
 The aggregate value of option positions may not exceed 10% of each Series' net assets as of the time the Series enters into such options.

	A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. There are risks associated with option transactions including the following: (i) the success of an options strategy may depend on the ability of the Manager to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the securities held by a Series and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Series will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


                           	RISK FACTORS

	Each Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, a Series may also borrow amounts not exceeding 5% of the value of the Series' net assets for the purpose of purchasing securities. Such purchases can be considered to result in "leveraging," and in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. A Series would incur interest on the amount borrowed and if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series may be further reduced as a result of leveraging.

	In addition, each Series may invest in repurchase agreements and reverse repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Series may incur a loss upon disposition of them.
If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Series and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Series may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Series may decline below the price of the securities the Series has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or become insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Series and as such are subject to the investment limitations discussed above.

	The mortgage-backed and asset-backed securities in which the Kiewit Intermediate-Term Bond Series may invest differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of those types of securities (the Series) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages or assets. Such prepayments occur more frequently during periods of declining interest rates. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage-backed and asset-backed securities. For this reason, these securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

	The market value of mortgage securities, like other debt securities, generally varies inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, due to changes in the rates of prepayments on the underlying mortgages, may experience less capital appreciation in declining interest rate environments and greater capital losses in periods of increasing interest rates than other investments of comparable maturities.

	In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal increases current and total returns and accelerates the recognition of income which, when distributed to shareholders, is taxable as ordinary income.

                   	MANAGEMENT OF THE FUND

	The Fund was organized as a Delaware business trust. Under Delaware law the Fund's Board of Trustees is responsible for establishing Fund policies and for overseeing the management of the Fund.

	Each of the Trustees and officers of the Fund is also a Trustee and officer of the Trust. Information as to the Trustees and Officers of the Fund and the Trust is set forth in the Statement of Additional Information under "Trustees and Officers."

	Investment Management Agreement. Kiewit Investment Management Corp. (the "Manager"), 1000 Kiewit Plaza, Omaha, NE 68131-3344, serves as the investment manager to each Series of the Trust. The Manager, organized in 1994, is an indirect wholly-owned subsidiary of Peter Kiewit Sons', Inc., a construction, mining and telecommunications company. The Manager provides the Trust with records concerning the Manager's activities which the Trust is required to maintain and renders regular reports to the Trust's officers and the Board of Trustees. The Manager also selects brokers and dealers to effect securities transactions. Under the investment management agreement between the Manager and the Trust on behalf of each Series, the monthly fees of the Series are at the following annual rates of their average monthly net assets: Kiewit Money Market Series .20%; Kiewit Government Money Market Series
 .20%; Kiewit Short-Term Government Series .30%; Kiewit Intermediate-Term Series .40%; Kiewit Tax-Exempt Series .40%; and Kiewit Equity Series .70%. Through June 30, 1997, the Manager has agreed to waive all or a portion of its advisory fee and assume certain Fund expenses in an amount that will limit annual operating expenses to not more than the following percentage of the average daily net assets of the K Class Shares of each Portfolio: Kiewit Money Market Portfolio - .20%; Kiewit Government Money Market Portfolio - .20%; Kiewit Short-Term Government Portfolio - .30%; Kiewit Intermediate-Term Bond Portfolio - .50%; Kiewit Tax-Exempt Portfolio - .50%; and Kiewit Equity Portfolio - .80%.

	Each Series of the Trust is co-managed by Livingston G. Douglas and Brian J. Mosher. Mr. Douglas is the Chief Investment Officer of the Manager; Chief Financial Officer, Vice President and Treasurer of the Trust and the Fund; and a chartered financial analyst. He has co-managed the Fund since July 1997. From August 1993 to July 1997, Mr. Douglas served as a Senior Portfolio Manager and Director of Fixed-Income Research at Investment Advisers, Inc. in Minneapolis, Minnesota. He managed both mutual funds and large separate accounts for institutional clients. From July 1987 to April 1993, Mr. Douglas was a Director, Senior Portfolio Manager, and Director of Quantitative Research at MacKay-Shields Financial Corporation in New York City. He has written five books on fixed-income investing.


	Brian J. Mosher, co-manager of each Series of the Trust, is a Senior Portfolio Manager and Vice President of the Manager; a Vice President of the Trust and the Fund; and a chartered financial analyst. Mr. Mosher has been a co-manager of the Fund since 1994. From March 1989 to December 1994, Mr. Mosher served as Investment Manager of Meridian Mutual Insurance Company in Indianapolis, Indiana. From April 1984 to March 1989, he was
Vice President and Trust Officer of The
Provident Bancorporation of Cincinnati, Ohio.

	The Fund has entered into an Administrative Services Agreement with the Manager, on behalf of each Feeder Portfolio. Pursuant to this agreement, the Manager performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Trustees may require regarding the corresponding Series; and any other administrative services for the benefit of the Portfolio as the Board of Trustees may reasonably request. For its services, each Feeder Portfolio pays the Manager a monthly fee equal to one-twelfth of .02% of the Portfolio's average net assets.

	Administration and Accounting Services Agreements. Under separate Administration Agreements and Accounting Services Agreements with the Trust and the Fund, Rodney Square Management Corporation ("Rodney Square"), 1100 North Market Street, Wilmington, Delaware 19890, serves, respectively, as Administrator and Accounting Services Agent for the Trust and the Fund. In these joint capacities, Rodney Square manages and administers all regular day-to-day operations (other than management of the Trust's investments) of each of the Trust's various Series and each of the Fund's various Portfolios, subject to the supervision of the Trust's and the Fund's respective Boards of Trustees. Pursuant to its respective agreements with Rodney Square, the Trust has agreed to pay Rodney Square, on behalf of each Trust Series, the Series' proportionate share of a complex-wide annual: (a) administration services charge of 0.015% of the Trust's aggregate total assets in excess of $125 million; and (b) accounting services charge of 0.015% of the Trust's aggregate total assets in excess of $100 million. The foregoing Rodney Square annual asset-based fees are determined on an average daily total asset basis, and are subject to prescribed fixed minimums.

	Transfer Agency Agreement. Rodney Square serves as Transfer Agent and Dividend Paying Agent for each Portfolio of the Fund pursuant to a Transfer Agency Agreement with the Fund.

	Investment Management Expenses. The Fund and the Trust each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under the federal securities laws and the cost of any notice filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Series are so allocated, and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of its relative net assets.


         	DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

	The Portfolios seek to achieve their investment objectives by investing all of their investable assets in a corresponding Series of shares of the Trust. Each Series is classified as a partnership for U.S. federal income tax purposes. A Portfolio is allocated its proportionate share of the income and realized and unrealized gains and losses of its corresponding Series.

	Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

	Dividends paid by a Portfolio with respect to its K Class Shares and S Class Shares are calculated in the same manner and at the same time. Both K Class Shares and S Class Shares of a Portfolio will share proportionally in the investment income and expenses of the Portfolio, except that the per share dividends of S Class Shares will ordinarily be lower than the per share dividends of K Class Shares as a result of the distribution expenses charged to S Class Shares.

	Dividends consisting of substantially all of the ordinary income of each Portfolio, except the Kiewit Equity Portfolio, are declared daily and are payable to shareholders of record at the time of declaration. Such dividends are paid on the first business day of each month. Net capital gains distributions, if any, will be made annually. The Fund's policy is to distribute substantially all net investment income from the Kiewit Equity Portfolio, together with any net realized capital gains annually.

	Shareholders of the Fund will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless as to each Portfolio, upon written notice to the Fund's Transfer Agent, Rodney Square, the shareholder selects one of the following options: (i) Income Option -- to receive income dividends in cash and capital gains distributions in additional shares at net asset value; (ii) Capital Gains Option -- to receive capital gains distributions in cash and income dividends in additional shares at net asset value; or (iii) Cash Option -- to receive both income dividends and capital gains distributions in cash. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

	Distributions paid by a Portfolio from long-term capital gains (which are allocated from a Series), whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Portfolio. The Portfolios (through the operation of the Series) do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Portfolio are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

	Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

	A sale or redemption of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Portfolio's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

	The Portfolios may be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to shareholders who have not provided a correct taxpayer identification number and made certain required certifications. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

	Shareholders of the Portfolios who are not U.S. persons for purposes of federal income taxation, should consult with their financial or tax advisors regarding the applicability of U.S. withholding and other taxes to distributions received by them from the Portfolios and the application of foreign tax laws to these distributions. Shareholders should also consult their tax advisors with respect to the applicability of any state and local intangible property or income taxes to their shares of the Portfolios and distributions and redemption proceeds received from the Portfolios.
 Shareholders who hold shares of a Portfolio in an employer-sponsored 401(k) or profit sharing plan, or other tax-advantaged plan, such as an IRA, should read their plan documents with respect to options available for receipt of dividends and federal tax treatment of transactions involving such shares.

	The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

                      	PURCHASE OF SHARES

	After you open an account with the Fund, you may purchase K Class Shares by (a) writing to the Fund and enclosing your check as payment or (b) by calling (800) 2KIEWIT to arrange for payment by wire transfer.

	To Open an Account. Send a completed application form by regular mail to Kiewit Mutual Fund, c/o Rodney Square, P.O. Box 8987, Wilmington, DE 19899, or by express mail to Kiewit Mutual Fund, c/o Rodney Square, 1105 N. Market Street, Wilmington, DE 19801. You may request an application form by calling (800) 2KIEWIT.

	To Purchase by Mail. Your initial purchase may be indicated on your application. For additional purchases, you may send the Fund a simple letter or use order forms supplied by the Fund.
Please enclose your check drawn on a U.S. bank payable to "Kiewit Mutual Fund." Please indicate the amount to be invested in each Portfolio and your Portfolio account number.

	To Purchase by Wire Transfer: Please call the Fund at (800) 2KIEWIT to make specific arrangements before each wire transfer. Then, instruct your bank to wire federal funds to Rodney Square Management Corporation, c/o Wilmington Trust Company, Wilmington,
DE -- ABA #0311-0009-2, attention: Kiewit Mutual Fund, DDA# 2648-0337, further credit -- your account number, the desired Portfolio and class of shares and your name.

	Minimum Initial Investment. The minimum initial investment is $10,000, but subsequent investments may be made in any amount.

	Purchase Price and Timing. K Class Shares of each Portfolio are offered at their net asset value next determined after a purchase order is received and accepted. Purchase orders received by and accepted before the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on any Business Day of the Fund will be priced at the net asset value per share that is determined as of the close of regular trading on the NYSE. However, purchase orders for shares of the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio received and accepted before 2:00 p.m., Eastern time, on any Business Day of the Fund will be priced at the net asset value per share that is determined at 2:00 p.m., Eastern time. (See "Valuation Of Shares.") Purchase orders received and accepted after those daily deadlines will be priced as of the deadline on the following Business Day of the Fund. A "Business Day of the Fund" is any day on which the NYSE and Federal Reserve Bank are open for business. The Fund and RSD each reserves the right to reject any purchase order and may suspend the offering of shares of any Portfolio for a period of time.


	In Kind Purchases. If accepted by the Fund, K Class Shares of each Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio and its corresponding Series of the Trust as described in the Statement of Additional
Information. Please contact Rodney Square about this purchase method.


                    	SHAREHOLDER ACCOUNTS

	Shareholder Inquiries. Shareholder inquiries may be made by writing the Fund at 1100 North Market Street, Wilmington, DE 19890 or calling (800) 2KIEWIT.

	Shareholder Statements. The Fund will mail a statement at least quarterly showing all purchases, redemptions and balances in each Portfolio. Shareholdings are expressed in terms of full and fractional shares of each Portfolio rounded to the nearest 1/1000th of a share. In the interest of economy and convenience, the Portfolios do not issue share certificates.

	Individual Retirement Accounts. Shares of the Portfolios may be purchased for a tax-deferred retirement plan such as an individual retirement account ("IRA"). For an IRA Application, call Rodney Square at (800) 2KIEWIT. Wilmington Trust Company ("WTC") provides IRA custodial services for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, Portfolio shares owned by the IRA shareholder will be redeemed automatically for purposes of making the payment.

	Non-Individual Accounts. Corporations, partnerships, fiduciaries and other non-individual investors may be required to furnish certain additional documentation to make purchases, exchanges and redemptions.

	Minimum Account Size. Due to the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to automatically close any account with a current value of less than $5,000 by involuntarily redeeming all shares in the account and mailing the proceeds to the shareholder. Shareholders will be notified if their account value is less than $5,000 and will be allowed 60 days in which to increase their account balance to $5,000 or more to prevent the account from being closed.
Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                    	VALUATION OF SHARES

	The net asset values per share of each Portfolio's K Class Shares and shares of corresponding Series are calculated by dividing the net assets attributable to the class, by the total outstanding shares of the stock of the class of the Portfolio or Series. The value of the shares of each Series will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios will fluctuate in relation to the investment experience of the Trust Series in which such Portfolios invest. On each Business Day of the Fund, net asset value is determined as of the close of business of the NYSE, usually 4:00 p.m. Eastern time; except for the Kiewit Money Market Portfolio and Kiewit Government Money Market Portfolio, which is determined at 2:00 p.m., Eastern time. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees.

	Money market instruments with a maturity of more than 60 days are valued at current market value, as discussed above. Money market instruments with a maturity of 60 days or less are valued at their amortized cost, which the Board of Trustees has determined in good faith constitutes fair value for purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes.

	The net asset value of the shares of each Portfolio, except the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio, will fluctuate in relation to its own investment experience. The Kiewit Money Market Portfolio and Kiewit Government Money Market Portfolio will attempt to maintain a stable net asset value of $1.00 per share.

	The offering price of shares of each Portfolio is the net asset value next determined after the purchase order is received and accepted; no sales charge or reimbursement fee is imposed.

                      	EXCHANGE OF SHARES

	You may exchange all or a portion of your K Class Shares in a Portfolio for K Class Shares of any other Portfolio of the Fund that currently offers its shares to investors. A redemption of shares through an exchange will be effected at the net asset value per share next determined after receipt by the Fund of the request, and a purchase of shares through an exchange will be effected at the net asset value per share next determined.

	Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's Portfolio account of less than $5,000.

	To obtain more information about exchanges, or to place exchange orders, contact the Fund. The Fund, on behalf of the Portfolios, reserves the right to terminate or modify the exchange offer described here. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio's shares to be acquired through such exchange may be legally made.

                      	REDEMPTION OF SHARES

	You may redeem K Class Shares by mailing instructions to the Fund or calling the Fund at (800) 2KIEWIT. The Fund will promptly mail you a check or wire transfer funds to your bank, as described below.

	To Redeem By Mail: You may send written instructions, with signature guarantees, by regular mail to: Kiewit Mutual Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752, or by express mail to Kiewit Mutual Fund, c/o Rodney Square Management Corporation, 1105 N. Market Street, Wilmington, DE 19801. The instructions should indicate the Portfolio from which shares are to be redeemed, the number of shares or dollar amount to be redeemed, the Portfolio account number and the name of the person in whose name the account is registered. A signature and a signature guarantee are required for each person in whose name the account is registered. A signature may be guaranteed by an eligible institution acceptable to the Fund, such as a bank, broker, dealer, municipal securities dealer, government securities dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association.

	To Redeem By Telephone: If you want to redeem your shares by telephone you must elect to do so by checking the appropriate box of your initial Application or by calling the Fund at (800) 2KIEWIT to obtain a separate application for telephone redemptions. In order to redeem by telephone, you must call the Fund Monday through Friday during normal business hours of 9 a.m. to 4 p.m., Eastern time, and indicate your name, Kiewit Mutual Fund, the Portfolio's name, your Portfolio account number and the number of shares you wish to redeem. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses to a shareholder due to unauthorized or fraudulent telephone transactions. If the Fund, the Manager, the Transfer Agent or any of their employees fails to abide by their procedures, the Fund may be liable to a shareholder for losses he/she suffers from any resulting unauthorized transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement.
In the event that you are unable to reach the Fund by telephone, you may make a redemption request by mail.

	Additional Redemption Information. You may redeem all or any part of the value of your account on any Business Day. Redemptions are made at the net asset value next calculated after the Fund has received and accepted your redemption request. (See "Valuation Of Shares.") The Fund imposes no fee when shares are redeemed.

	Redemption checks are mailed on the next Business Day of the Fund following acceptance of redemption instructions but in no event later than 7 days following such receipt and acceptance. Amounts redeemed by wire from each Portfolio, except the Kiewit Money Market Portfolio, are normally wired on the next business day after acceptance of redemption instructions (if received by Rodney Square before the close of regular trading on the NYSE or 2:00 p.m. Eastern time, for the Kiewit Money Market Portfolio). In no event are redemption proceeds wired later than 7 days following such receipt and acceptance. If the shares to be redeemed were purchased by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

	Redemption proceeds exceeding $10,000 may be wired to your predesignated bank account in any commercial bank in the United States. The receiving bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or, for amounts of less than $10,000, mailed to your Portfolio account address of record if the address has been established for a minimum of 60 days. In order to authorize the Fund to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the application for telephone redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account which you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when shares are held by a corporation, partnership, fiduciary or other non-individual investor.

	For more information on redemption services, call the Fund at
(800) 2KIEWIT.

	Redemption Policies. Redemption payments in cash will ordinarily be made within seven days after receipt of the redemption request in good form. However, the right of redemption may be suspended or the date of payment postponed in accordance with the 1940 Act. The amount received upon redemption may be more or less than the amount paid for the shares depending upon the fluctuations in the market value of the assets owned by the Portfolio. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Portfolio to make a particular payment in cash, the Fund may pay all or part of the redemption price by distributing portfolio securities from the Portfolio of the shares being redeemed in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

                     	PERFORMANCE INFORMATION

	From time to time, performance information, such as yield or total return for a Portfolio, may be quoted in advertisements or in communications to shareholders. Performance quotations represent past performance and should not be considered as representative of future results. The current yield will be calculated by dividing the net investment income earned per share during the period stated in the advertisement (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the closing net asset value per share on the last day of the period and annualizing the result on a semi-annual compounded basis. A Portfolio's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in a Portfolio. Aggregate total return reflects the total percentage change in value of an investment in the Portfolio over the stated period.

	The principal value of an investment in a Portfolio will fluctuate so that an investor's shares when redeemed, may be worth more or less than the investor's original cost. Performance will be calculated separately for K Class and S Class Shares. The K Class Shares have different expenses from the S Class Shares which may affect performance.

	Further information about the performance of each Portfolio and Class is included in the Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Fund at (800)
2KIEWIT.


                         	GENERAL INFORMATION

	The Fund, formerly named "Kiewit Institutional Fund", issues two separate classes of shares of beneficial interest for each Portfolio with a par value of $.01 per share. The shares of each Portfolio, when issued and paid for in accordance with the Fund's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

	The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the S Class Shares bear distribution plan expenses, and have exclusive voting rights with respect to the Rule 12b-1 Distribution Plan pursuant to which the distribution fee may be paid. The two classes have different exchange privileges. See "Exchange Of Shares." The net income attributable to S Class Shares and the dividends payable on S Class Shares will be reduced by the amount of the distribution fees; accordingly, the net asset value of the S Class Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

	Shareholders shall have the right to vote only (i) for removal of Trustees, (ii) with respect to such additional matters relating to the Fund as may be required by the applicable provisions of the 1940 Act, including Section 16(a) thereof, and (iii) on such other matters as the Trustees may consider necessary or desirable. In addition, the shareholders of each Portfolio will be asked to vote on any proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of that Portfolio. All shares of the Fund entitled to vote on a matter shall vote without differentiation between the separate Portfolios on a one-vote-per-share basis; provided however, if a matter to be voted on does not affect the interests of all Portfolios, then only the shareholders of each affected Portfolio shall be entitled to vote on the matter. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per Portfolio basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio then in existence. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that meetings of shareholders shall be called for the purpose of voting upon the question of removal of one or more Trustees upon the written request of the holders of not less than 10% of the outstanding shares.

	Kiewit Investment Trust was organized as a Delaware business trust on January 23, 1997. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of a Feeder Portfolio in a Series of the Trust at any time, if the Board of Trustees of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Trustees of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

	Whenever a Feeder Portfolio, as an investor in its corresponding Trust Series, is asked to vote on a shareholder proposal, the Fund will hold a special meeting of the Feeder Portfolio's shareholders to solicit their votes with respect to the proposal. The Trustees of the Fund will then vote the Feeder Portfolio's shares in the Series in accordance with the voting instructions received from the Feeder Portfolio's shareholders. The Trustees of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment.

	Peter Kiewit Sons', Inc., a Delaware corporation with principal offices at 1000 Kiewit Plaza, Omaha, NE 68131, is the direct or indirect parent of shareholders of more than 25% of the voting securities of each Portfolio and therefore may be deemed to control each Portfolio.


                	APPENDIX - DESCRIPTION OF RATINGS

Description of Bond Ratings - Moody's Investors Services, Inc.
("Moody's") description of its bond ratings are:

Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
 While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there maybe other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
 Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

Standard & Poor's Ratings Group's ("S&P") description of its bond ratings are:

AAA--The highest degree of safety with overwhelming repayment capacity.

AA--Very high degree of safety with very strong capacity for repayment. These issues differ from higher rated issues only in a small degree.

A--A strong degree of safety and capacity for repayment, but these issues are somewhat more susceptible in the long term to adverse economic conditions than those rated in higher categories.

BBB--A satisfactory degree of safety and capacity for repayment, but these issues are more vulnerable to adverse economic conditions or changing circumstances than higher-rated issues.

BB--This designation reflects less near-term vulnerability to default than other speculative issues. However, the issues face major ongoing uncertainties or exposures to adverse economic or financial conditions threatening capacity to meet interest and principal payments on a timely basis.

B--This designation indicates that the issues have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity to pay interest and repay principal.

CCC--Issues rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely interest and principal repayments. Adverse business, financial, or economic developments would render repayment capacity unlikely.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Commercial Paper Ratings

The rating A-1 is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 has the following characteristics:
 (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.



                      KIEWIT MUTUAL FUND

                        S CLASS SHARES

                          PROSPECTUS

                        October 31, 1997

	This prospectus describes the Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio and Kiewit Equity Portfolio (collectively the "Portfolios" or "Feeder Portfolios" and individually a "Portfolio"), each a series of shares issued by Kiewit Mutual Fund (the "Fund"), 1000 Kiewit Plaza, Omaha, NE 68131-3344, (800) 2KIEWIT. Each Portfolio is an open-end, diversified management investment company which currently offers two separate classes of shares: K Class Shares and S Class Shares.
 Shares of each class represent equal, pro-rata interests in a Portfolio and accrue dividends in the same manner, except that S Class Shares bear distribution expenses payable by the Class as compensation for distribution of the S Class Shares. The securities offered in this Prospectus are S Class Shares subject to a distribution charge. Information concerning the Fund's K Class Shares may be obtained by calling the Fund at the telephone number stated above.

	The Fund issues six series of shares, each of which represents a separate class of the Fund's shares of beneficial interest, having its own investment objective and policies. The investment objective of the Kiewit Money Market Portfolio and Kiewit
Government Money Market Portfolio is to provide high current income while maintaining a stable share price. The investment objective of the Kiewit Short-Term Government Portfolio is to provide
investors with as high a level of current income as is consistent with the maintenance of principal and liquidity. The investment objective of the Kiewit Intermediate-Term Bond Portfolio is to
provide as high a level of current income as is consistent with
reasonable risk.   The investment objective of the Kiewit Tax-
Exempt Portfolio is to provide as high a level of current income exempt from federal income tax as is consistent with reasonable risk. The investment objective of the Kiewit Equity Portfolio is to achieve long-term capital appreciation.

	Unlike many other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of shares of Kiewit Investment Trust (the "Trust"), an open-end, management investment company that issues series of shares (individually and collectively, the "Series") having the same investment objective, policies and limitations as each of the Portfolios. The investment experience of each Feeder Portfolio will correspond directly with the investment experience of its corresponding Series. Investors should carefully consider this investment approach. For additional information, see "Special Information About The Portfolios' Structure."

	This prospectus contains information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information dated October 31, 1997 is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.

The shares of the Kiewit Money Market Portfolio and Kiewit
Government Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. While such Portfolios will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Portfolios will be able to do so.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         	TABLE OF CONTENTS
                                                          	Page

HIGHLIGHTS	                                                 4

EXPENSE TABLE	                                              7

FINANCIAL HIGHLIGHTS	                                       9

SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE	        9

INVESTMENT OBJECTIVES AND POLICIES	                         10
	Kiewit Money Market Portfolio	                             10
	Kiewit Government Money Market Portfolio	                  12
	Kiewit Short-Term Government Portfolio	                    13
	Kiewit Intermediate-Term Bond Portfolio	                   14
	Kiewit Tax-Exempt Portfolio	                               15
	Kiewit Equity Portfolio	                                   16
	Other Investment Policies	                                 18

RISK FACTORS	                                               19

MANAGEMENT OF THE FUND	                                     21

DISTRIBUTION PLAN	                                          23

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES	           23

PURCHASE OF SHARES	                                         25

SHAREHOLDER ACCOUNTS	                                       26

VALUATION OF SHARES	                                        27

EXCHANGE OF SHARES	                                         28

REDEMPTION OF SHARES	                                       28

PERFORMANCE INFORMATION	                                    30

GENERAL INFORMATION	                                        31

APPENDIX - DESCRIPTION OF RATINGS	                          33



                                	HIGHLIGHTS

The Fund



	The Fund is an open-end, diversified management investment company commonly known as a "mutual fund." The Fund was organized as a Delaware business trust on June 1, 1994 and is registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund currently offers six series of shares: Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio and Kiewit Equity Portfolio. Each Portfolio offers two classes of shares, K Class Shares and S Class Shares.


Investment Objectives

	The investment objective of each Portfolio of Kiewit Mutual Fund is to provide its investors with:

Money Market			         High current income, while maintaining a
                        stable share price.  The Money Market
                        Portfolio will invest all of its assets
                        in the Money Market Series of the Trust, which in turn invests in short-term money market securities.

Government Money Market	High current income, while maintaining a
                        stable share price and a credit rating in the highest category for money market funds as determined by an independent rating agency. The Government Money Market Portfolio will invest all of its assets in the Government Money Market Series of the Trust, which in turn invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Short-Term Government 		High level of current income,
                        consistent with the maintenance of
                        principal and liquidity.  The Short-Term
                        Government Portfolio will invest all of
                        its assets in the Short-Term Government
                        Series of the Trust, which in turn
                        invests in securities issued or
                        guaranteed by the U.S. Government, its
                        agencies or instrumentalities.


Intermediate-Term Bond		High level of current income,
                        consistent with reasonable risk.  The
                        Portfolio will invest all of its assets
                        in the Kiewit Intermediate-Term Bond
                        Series of the Trust, which in turn
                        invests in investment grade debt securities.

Tax-Exempt          				High level of current income, exempt from
                        federal income tax, consistent with
                        reasonable risk.  The Tax-Exempt
                        Portfolio will invest all of its assets
                        in the Tax-Exempt Series of the Trust,
                        which in turn invests primarily in
                        municipal obligations exempt from federal
                        income tax.

Equity		             			Long-term capital appreciation.  The
                        Portfolio will invest all of its assets
                        in the Kiewit Equity Series of the Trust,
                        which in turn invests in the equity
                        securities of companies which appear, in
                        the opinion of the investment adviser, to
                        be undervalued in the marketplace at the
                        time of purchase.

Although the investment objective of each Portfolio is not fundamental and may be changed by the Board of Trustees without shareholder approval, the Fund intends to notify shareholders before making any material change. Due to the inherent risks of investments, there can be no assurance that a Portfolio will achieve its objective. See "Investment Objectives And Policies."

How to Purchase Shares

	After you open an account, you may purchase S Class Shares by
(a) writing the Fund and enclosing your check as payment or (b) by calling the Fund at (800) 2KIEWIT to arrange for payment by wire transfer. You may open an account by mailing a completed application form to the Fund. The public offering price of the shares of each Portfolio is the net asset value per share next determined after acceptance of the purchase order and payment. The
S Class Shares may be purchased without a sales load or exchange fee, but are subject to a distribution fee under a Rule 12b-1 plan.
 See "Purchase Of Shares."

How to Redeem Shares

	You may redeem S Class Shares by mailing written instructions to the Fund or by calling the Fund at (800) 2KIEWIT (if you requested telephone redemption privileges on an application form).
 Shares will be redeemed at the net asset value per share next determined after acceptance of a redemption request. The Fund will promptly mail you a check, unless other arrangements have been made. See "Redemption Of Shares."


Dividend Reinvestment

	Each Portfolio, except the Kiewit Equity Portfolio, intends to pay monthly dividends from its net investment income and will pay net capital gains, if any, annually. The Kiewit Equity Portfolio intends to pay annual dividends from net investment income, together with any net capital gains.

	You may choose to receive dividends and capital gains distributions in cash or you may choose to automatically reinvest them in additional shares of the Portfolio. See "Dividends, Capital Gains Distributions And Taxes."

Investment Manager, Underwriter and Servicing Agents

	Kiewit Investment Management Corp. serves as the investment manager of each Series of the Trust and also provides the Portfolios with certain administrative services. Rodney Square Distributors, Inc. serves as the Portfolios' underwriter. Wilmington Trust Company serves as the custodian of the Portfolios' assets and Rodney Square Management Corporation serves as the Portfolios' administrator, transfer agent and accounting services agent. See "Management Of The Fund."

Risk Factors

	Each Portfolio, through its investment in a corresponding Series of the Trust, is subject to certain risks. Investors should consider a number of factors: (i) each Series of the Trust invests in securities that fluctuate in value, and there can be no assurance that the objective of any Portfolio will be achieved;
(ii) each Series of the Trust may invest in repurchase and reverse repurchase agreements, which involve the risk of loss if the counterparty defaults on its obligations under the agreement; (iii) each Series of the Trust has reserved the right to borrow amounts not exceeding 33% of its net assets; and (iv) the Kiewit Intermediate-Term Bond Series may invest in mortgage securities, whose market values may vary with changes in market interest rates to a greater or lesser extent than the market values of other debt securities. Additionally, the policy of the Portfolios to invest in the corresponding Series of the Trust also involves certain risks. See "Risk Factors."

Peter Kiewit Sons', Inc.

	An investment in the Fund is not a direct or indirect investment in the common stock of Peter Kiewit Sons', Inc. ("PKS").
 Virtually all of PKS' common stock is owned by employees or former employees of PKS. The Fund is restricted from investing in the securities of PKS and its affiliates. PKS and its affiliates do not guarantee that an investment in the Fund will produce satisfactory results.

                          	EXPENSE TABLE

Shareholder Transaction Costs				        None

Estimated Annual Portfolio Operating Expenses
(as a percentage of average net assets)


                            Govern-
                    Money    ment   Short-Term  Intermediate-  Tax-
                   Market   Money   Government    Term Bond   Exempt  Equity
                Portfolio   Market  Portfolio    Portfolio  Portfolio Portfolio
                          Portfolio

Management Fees
(after fee
 waiver)           .13%      .13%      .16%         .32%      .35%     .56%

12b-1 Fees*        .25%      .25%      .25%         .25%      .25%     .25%

Other Expenses
(after expenses
assumed)           .07%      .07%      .14%         .18%      .15%     .24%

Total Portfolio
Operating
Expenses           .45%      .45%      .55%         .75%      .75%    1.05%

*Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.


The information in the Expense Table has been restated to reflect changes in the amounts of management fees waived and Fund expenses assumed. The table summarizes the aggregate estimated annual operating expenses of both the Portfolios' S Class Shares and the Series of the Trust in which the Portfolios invest. (See "Management Of The Fund" for a description of Portfolio and Series expenses.) Through June 30, 1998, Kiewit Investment Management Corp. has agreed to waive all or a portion of its advisory fee and to assume certain expenses in order to limit annual operating expenses of the S Class Shares to not more than the following percentage of the average daily net assets of each Portfolio:
Kiewit Money Market Portfolio 0.45%; Kiewit Government Money Market Portfolio 0.45%; Kiewit Short-Term Government Portfolio 0.55%; Kiewit Intermediate Term Bond Portfolio 0.75%; Kiewit Tax-Exempt Bond Portfolio 0.75%; and Kiewit Equity Portfolio 1.05%. Without the waiver of fees by Kiewit Investment Management Corp., the total expenses of the Portfolios' S Class Shares for the fiscal year ending June 30, 1998, are estimated to be: Kiewit Money Market Portfolio 0.52%; Kiewit Short-Term Government Portfolio 0.68%; Kiewit Intermediate-Term Bond Portfolio 0.82%; Kiewit Tax-Exempt Portfolio 0.79% and Kiewit Equity Portfolio 1.30%. Without the waiver of fees, the total expenses of the Kiewit Government Money Market Portfolio's S Class Shares, on an annual basis are estimated to be 0.52%.


Prior to March 3, 1997, the Portfolios sought to achieve their investment objectives by acquiring and managing their own portfolios of securities rather than by investing all of their assets in the corresponding Series of the Trust. The above figures have been restated to reflect estimated aggregate annualized operating expenses of each Feeder Portfolio's S Class Shares and its corresponding Series as though the Feeder Portfolio's assets had been invested in the Series during the entire fiscal year ended June 30, 1997.


Example

	You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                1 Year    3 Years   5 Years   10 Years
Money Market Portfolio            5         14        25         57

Government Money Market
Portfolio                         5         14        n/a        n/a

Short-Term Government
Portfolio                         6         18        31         69

Intermediate-Term Bond
Portfolio                         8         24        42         93

Tax-Exempt Portfolio              8         24        42         93

Equity Portfolio                 11         33        58        128

	The purpose of the above Expense Table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios' S Class Shares will bear directly or indirectly. The information set forth above relates only to the Portfolios' S Class Shares, which shares are subject to different total fees and expenses than K Class Shares.

	The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The above Example is based on the Portfolio's actual expenses for the most recent fiscal period and estimated expenses for the Government Money Market Portfolio.


	The Board of Trustees of the Fund has considered whether such expenses will be more or less than they would be if the Feeder Portfolios invest directly in the securities held by the Trust Series. The aggregate amount of expenses for a Feeder Portfolio and its corresponding Trust Series may be greater than if the Portfolio were to invest directly in the securities held by the corresponding Trust Series. However, the total expense ratios for the Feeder Portfolios and the Trust Series are expected to be less over time than such ratios would have been if the Portfolios had continued to invest directly in the underlying securities. This is because this arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Trust Series, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Trust Series.


                          	FINANCIAL HIGHLIGHTS

	Financial highlights for the Fund's S Class Shares are not provided because the Portfolios had not commenced selling S Class
Shares as of the date of this Prospectus.

           	SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE

	Each of the six Portfolios of the Fund, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Series of the Trust, an open-end, management investment company, registered under the 1940 Act, that issues Series having the same investment objective as each of the Portfolios. The investment objectives of the Portfolios and their corresponding Series may be changed without shareholder approval. Shareholders of a Feeder Portfolio will receive written notice at least 30 days prior to the effective date of any change in the investment objective of the Portfolio or its corresponding Trust Series.


	This prospectus describes the investment objective, policies and restrictions of each Feeder Portfolio and its corresponding Series. (See "Portfolio Characteristics And Policies - Kiewit
Money Market Portfolio, Kiewit Government Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio and Kiewit Equity Portfolio.") In addition, an investor should read "Management Of The Fund" for a description of the management and other expenses associated with the Feeder Portfolios' investment in the Trust. Other institutional investors, including other mutual funds, may invest in each Series, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact the Fund at 1000 Kiewit Plaza, Omaha,
NE 08131-3344, 1-800-2KIEWIT for information about the availability of investing in a Series of the Trust other than through a Feeder Portfolio.

	The shares of the Trust Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. While investment in a Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, the Feeder Portfolios also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in a Series, the remaining investors in that Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Series than the corresponding Feeder Portfolio could have effective voting control over the operation of the Series.

	Further, if a Series changes its investment objective in a manner which is inconsistent with the investment objective of a corresponding Feeder Portfolio and the Portfolio does not make a similar change in its investment objective, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by a Feeder Portfolio of its investment in the corresponding Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions.
 In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Feeder Portfolios. Any net capital gains so realized will be distributed to such a Portfolio's shareholders as described in "Dividends, Capital Gains Distributions And Taxes" below.

	Finally, the Feeder Portfolios' investment in the shares of a registered investment company such as the Trust is relatively new and results in certain operational and other complexities.
However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Trust Series invest.


                	INVESTMENT OBJECTIVES AND POLICIES

                   	Kiewit Money Market Portfolio

	The Kiewit Money Market Portfolio pursues its investment objective by investing all of its assets in the Money Market Series of the Trust (the "Money Market Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Money Market Series is to provide high current income while maintaining a stable share price by investing in short-term money market securities. The Money Market Series invests in U.S. dollar-denominated money market instruments that mature in 13 months or less, maintains an average weighted maturity of 90 days or less and limits its investments to those investments which the Board of Trustees determines present minimal credit risks.

	The Money Market Series will invest in the following money market obligations issued by financial institutions, nonfinancial corporations, and the U.S. Government, state and municipal governments and their agencies or instrumentalities:

	(1) United States Treasury obligations including bills, notes, bonds and other debt obligations issued by the United States Treasury. These securities are backed by the full faith and credit of the U.S. Government.

	(2) Obligations of agencies and instrumentalities of the U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National Mortgage Association, or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.

	(3) Repurchase agreements that are fully collateralized by the securities listed in (1) and (2) above.

	(4) Commercial paper at the time of purchase rated in the highest category of short-term debt ratings of any two Nationally Recognized Statistical Ratings Organization ("NRSROs") (such as Moody's Investor Services, Inc. and Standard & Poor's Rating Services) or, if unrated, issued by a corporation having outstanding comparable obligations that are rated in the highest category of short-term debt ratings. See "Appendix - Description Of Ratings."

	(5) Corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO. See
"Appendix - Description Of Ratings."

	(6) Obligations of U.S. banks, such as certificates of deposit, time deposits and bankers' acceptances. The banks must have total assets exceeding $1 billion.

	(7) Short-term Eurodollar and Yankee obligations of banks having total assets exceeding one billion dollars. Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks or by foreign banks; Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks

	The Money Market Series will not invest more than 5% of its total assets in the securities of a single issuer. Up to 10% of the Money Market Series' net assets may be invested in "restricted" and other illiquid money market securities, which are not freely marketable under the Securities Act of 1933 (the "1933 Act").


	The Money Market Series may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller--a U.S. commercial bank or recognized U.S. securities dealer--sells securities to the Money Market Series and agrees to repurchase the securities at the Money Market Series' cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Money Market Series will have a total value equal to or in excess of the value of the repurchase agreement, and will be held by the Money Market Series' custodian bank until repurchased. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by the Money Market Series to the seller, collateralized by the underlying securities.

	Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same credit analysis as domestic issues in which the Money Market Series invests, and foreign issuers will be required to meet the same tests of financial strength as the domestic issuers approved for the Money Market Series.

              	Kiewit Government Money Market Portfolio

	The Kiewit Government Money Market Portfolio pursues its investment objective by investing all of its assets in the Government Money Market Series of the Trust (the "Government Money Market Series"). The investment objective of the Government Money Market Series is to provide as high a level of current income as is consistent with maintaining a stable share price by investing in securities issued by the U.S. Government, its agencies or instrumentalities. The Series invests in U.S. dollar-denominated money market instruments that mature in 13 months or less and will maintain an average weighted maturity of 60 days or less.

	The Series will invest in the following money market obligations issued by the U.S. government, its agencies or instrumentalities:

	(1) 	United States Treasury obligations including bills,
notes, bonds and other debt obligations issued by the United States Treasury. These securities are backed by the full faith and credit of the United States government.

		(2) 	Obligations of agencies and instrumentalities of the
U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National
Mortgage Association, or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.

		(3) 	Repurchase agreements that are fully collateralized by
the securities listed in (1) and (2) above.

	The Series intends to maintain an AAAm credit rating from Standard & Poor's Ratings Group. The AAAm credit rating indicates that the Series is composed exclusively of investments that are rated AAA and/or eligible short-term investments.

	The Series may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller--a U.S. commercial bank or recognized U.S. securities dealer--sells securities to the Series and agrees to repurchase the securities at the Series' cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Series will have a total value equal to or in excess of the value of the repurchase agreement, and will be held by the Series' custodian bank until repurchased. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by the Series to the seller, collateralized by the underlying securities.

                  	Kiewit Short-Term Government Portfolio

	The Kiewit Short-Term Government Portfolio pursues its investment objective by investing all of its assets in the Kiewit Short-Term Government Series of the Trust (the "Short-Term Government Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Short-Term Government Series is to provide investors with as high a level of current income as is consistent with the maintenance of principal and liquidity. The Short-Term Government Series invests at least 65% of its assets in U.S. Treasury securities and U.S. Government agency securities. The Short-Term Government Series may also invest in repurchase agreements collateralized by U.S. Treasury or U.S. Government agency securities. In an effort to minimize fluctuations in market value, the Short-Term Government Series will maintain a dollar-weighted average maturity between one and three years.

	U.S. Government agency securities are debt obligations of agencies and instrumentalities of the U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National Mortgage Association; or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.

              	Kiewit Intermediate-Term Bond Portfolio

	The Kiewit Intermediate-Term Bond Portfolio pursues its investment objective by investing all of its assets in the Kiewit Intermediate-Term Bond Series of the Trust (the "Intermediate-Term Bond Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Intermediate-Term Bond Series is to provide as high a level of current income as is consistent with reasonable risk. It seeks to achieve its objective by investing substantially all of its total assets in a diversified portfolio of the following investment grade debt securities: U.S. Treasury and U.S. Government agency securities, mortgage-backed securities, asset-backed securities and corporate bonds. The Intermediate-Term Bond Series may also invest in repurchase agreements collateralized by U.S. Treasury and U.S. Government agency securities and other short-term debt securities.
 Under normal circumstances, the Intermediate-Term Bond Series will have an average effective maturity (i.e., the market value weighted average time to repayment of principal) of between three and ten years.

	Debt securities rated by an NRSRO, in the lowest investment grade debt category, have speculative characteristics; a change in economic conditions could lead to a weakened capacity of the issuer to make principal and interest payments. To the extent that the rating of a debt obligation held by the Intermediate-Term Bond Series falls below investment grade, the Intermediate-Term Bond Series, as soon as practicable, will dispose of the security, unless such disposal would be detrimental to the Intermediate-Term Bond Series in light of market conditions. See "Appendix - Description Of Ratings."

	The Intermediate-Term Bond Series may invest in both fixed and variable or floating rate instruments. Variable and floating rate securities bear interest at rates which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such securities may not accurately reflect existing market interest rates. Some of these securities carry a demand feature which permits the Intermediate-
Term Bond Series to sell them during a predetermined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Intermediate-Term Bond Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security.

                      	Kiewit Tax-Exempt Portfolio

	The Kiewit Tax-Exempt Portfolio pursues its investment objective by investing all of its assets in the Kiewit Tax-Exempt Series of the Trust (the "Tax-Exempt Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Tax-Exempt Series is to provide as high a level of current income exempt from federal income tax as is consistent with reasonable risk. Because of this emphasis, capital appreciation is not an investment objective. The Tax-Exempt Series pursues its objective by investing primarily in municipal obligations whose interest is, in the opinion of counsel to the issuer, exempt from federal income tax. As a fundamental policy, the Tax-Exempt Series will normally invest at least 80% of its net assets in securities the interest on which is exempt from federal income tax, including the alternative minimum tax. However, the Tax-Exempt Series may invest up to 20% of its net assets in municipal securities, the interest on which is a preference item for purposes of the federal alternative minimum tax ("AMT bonds"). When the Manager is unable to locate investment opportunities with desirable risk/reward characteristics, the Tax-Exempt Series may invest up to 20% of its net assets in the following: cash, cash equivalent short-term obligations, certificates of deposit, commercial paper, obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and repurchase agreements.

	Municipal obligations are issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities to raise money for various public purposes. Municipal obligations consist of general obligation bonds, revenue bonds and notes. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest and are considered the safest type of municipal investment. Revenue bonds are backed by revenues derived from a specific project, facility or revenue source. At times, the Tax-Exempt Series may invest more than 25% of the value of its assets in industrial development bonds, a type of revenue bond. Although issued by a public authority, some industrial revenue bonds may be backed only by the credit and security of a private issuer and may involve greater credit risk. Municipal notes are issued to finance short-term capital needs of a municipality and include tax and revenue anticipation notes, bond anticipation notes and commercial paper. Municipal obligations bear fixed, floating and variable rates of interest.

	AMT bonds are tax-exempt "private activity" bonds issued after August 7, 1986, whose proceeds are directed at least in part to a private, for-profit organization. While the income from AMT bonds is exempt from regular federal income tax, it is a tax preference item for purposes of the alternative minimum tax. The alternative minimum tax is a special separate tax that applies to a limited number of taxpayers who have certain adjustments to income or tax preference items.

	The Tax-Exempt Series also may invest up to 5% of its total assets in the following municipal-based obligations: municipal lease obligations, inverse floaters, tender option bonds, when-issued securities and zero coupon bonds. See the Fund's Statement of Additional Information for a discussion of these types of investments.

	The Tax-Exempt Series may invest in the various types of municipal securities in any proportion. Although the Tax-Exempt Series does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in tax-exempt securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Manager. To the extent that the Tax-Exempt Series' assets are concentrated in tax-exempt securities payable from revenues on economically related projects and facilities, the Tax-Exempt Series will be subject to the risks presented by such projects to a greater extent than it would be if the Tax-Exempt Series' assets were not so concentrated.

	The Tax-Exempt Series will invest only in investment grade obligations, or if unrated, in obligations that the Manager determines to be of comparable quality. The Tax-Exempt Series will have an average effective maturity (i.e., the market value weighted average time to repayment of principal) of between three and ten years. See "Appendix - Description Of Ratings."

                   	Kiewit Equity Portfolio

	The Kiewit Equity Portfolio pursues its investment objective by investing all of its assets in the Kiewit Equity Series of the Trust (the "Equity Series") which has the same investment objective and policies as the Portfolio. The Equity Series invests primarily in a diversified portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common stock, which, in the Manager's opinion, are undervalued in the marketplace at the time of purchase. Dividend income is an incidental consideration compared to growth in capital. In selecting securities for the Equity Series, the Manager or sub-adviser may evaluate factors it believes are likely to affect long-term capital appreciation such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team. The Manager may rotate the Equity Series' holdings among various market sectors based on economic analysis of the overall business cycle. Under normal conditions, at least 65 percent of the Equity Series' net assets will be invested in equity securities.

	The Equity Series invests in equity securities only if they are listed on registered exchanges or actively traded in the over-the-counter market. Under normal circumstances the Equity Series, to the extent not invested in the securities described above, may invest in investment grade securities issued by corporations and U.S. Government securities. In order to meet liquidity needs, the Equity Series may hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations, and commercial paper) rated at time of purchase in the top two categories by an NRSRO or determined to be of comparable quality by the Manager at the time of purchase.

	The Equity Series may also purchase and sell American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities markets. The Equity Series may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation of the issuer of the deposited security. The Series does not consider any ADR purchase to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

	The Equity Series may invest in convertible securities issued by U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock.
 These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream, a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. Common stock acquired by the Equity Series upon conversion of a convertible debenture will generally be held for so long as the Manager anticipates such stock will provide the Series with opportunities which are consistent with the Series' investment objective and policies.

	For temporary defensive purposes when the Manager determines that market conditions warrant, the Equity Series may invest up to 100% of its assets in the money market instruments described above and other short-term debt instruments that are rated, at the time of purchase, investment grade, and may hold a portion of its assets in cash.

                   	Other Investment Policies

	Other Registered Investment Companies. Each Portfolio's corresponding Series reserves the right to invest in the shares of other registered investment companies. By investing in shares of investment companies, a Series would indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Series. Thus, the Series' investors may pay higher total operating expenses and other costs than they might pay by owning the underlying investment companies directly. The Manager will attempt to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower expenses than other investment companies with similar investment objectives and policies. There can be no assurance that this result will be achieved. However, the Manager will waive its advisory fee with respect to the assets of a Series invested in other investment companies, to the extent of the advisory fee charged by any investment adviser to such investment company. In addition, the 1940 Act limits investment by a Series in shares of other investment companies to no more than 10% of the value of the Series' total assets.

	Securities Loans. Each Series may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Series may earn additional income from lending securities, such activity is incidental to the investment objective of a Series. The value of securities loaned may not exceed 33 1/3% of the value of a Series' total assets. In connection with such loans, a Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time, will retain the authority to vote the loaned securities and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

	Reverse Repurchase Agreements. A Series may enter into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Series of its assets concurrently with an agreement by the Series to repurchase the same assets at a later date at a fixed price. A Series will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations with respect to reverse repurchase agreements.

	Options. The Kiewit Short-Term Government Series, Kiewit Intermediate-Term Bond Series and Kiewit Equity Series each may sell and/or purchase exchange-traded call options and purchase exchange-traded put options on securities in the Portfolio.
Options will be used to generate income and to protect against price changes and will not be engaged in for speculative purposes.
 The aggregate value of option positions may not exceed 10% of each Series' net assets as of the time the Series enters into such options.

	A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. There are risks associated with option transactions including the following: (i) the success of an options strategy may depend on the ability of the Manager to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the securities held by a Series and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Series will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

                          	RISK FACTORS

	Each Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, a Series may also borrow amounts not exceeding 5% of the value of the Series' net assets for the purpose of purchasing securities. Such purchases can be considered to result in "leveraging," and in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. A Series would incur interest on the amount borrowed and if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series may be further reduced as a result of leveraging.

	In addition, each Series may invest in repurchase agreements and reverse repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Series may incur a loss upon disposition of them.
If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Series and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Series may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Series may decline below the price of the securities the Series has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or become insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Series and as such are subject to the investment limitations discussed above.

	The mortgage-backed and asset-backed securities in which the Kiewit Intermediate-Term Bond Series may invest differ from conventional bonds in that principal is paid back over the life of the security rather than at maturity. As a result, the holder of those types of securities (the Series) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages or assets. Such prepayments occur more frequently during periods of declining interest rates. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage-backed and asset-backed securities. For this reason, these securities may be less effective than other types of securities as a means of "locking in" long-term interest rates.

	The market value of mortgage securities, like other debt securities, generally varies inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, due to changes in the rates of prepayments on the underlying mortgages, may experience less capital appreciation in declining interest rate environments and greater capital losses in periods of increasing interest rates than other investments of comparable maturities.

	In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal increases current and total returns and accelerates the recognition of income which, when distributed to shareholders, is taxable as ordinary income.


                     	MANAGEMENT OF THE FUND

	The Fund was organized as a Delaware business trust. Under Delaware law the Fund's Board of Trustees is responsible for establishing Fund policies and for overseeing the management of the Fund.

	Each of the Trustees and officers of the Fund is also a
Trustee and officer of the Trust.   Information as to the Trustees
and Officers of the Fund and the Trust is set forth in the Statement of Additional Information under "Trustees and Officers."

	Investment Management Agreement. Kiewit Investment Management Corp. (the "Manager"), 1000 Kiewit Plaza, Omaha, NE 68131-3344, serves as the investment manager to each Series of the Trust. The Manager, organized in 1994, is an indirect wholly-owned subsidiary of Peter Kiewit Sons', Inc., a construction, mining and telecommunications company. The Manager provides the Trust with records concerning the Manager's activities which the Trust is required to maintain and renders regular reports to the Trust's officers and the Board of Trustees. The Manager also selects brokers and dealers to effect securities transactions. Under the investment management agreement between the Manager and the Trust on behalf of each Series, the monthly fees of the Series are at the following annual rates of their average monthly net assets: Kiewit Money Market Series .20%; Kiewit Government Money Market Series
 .20%; Kiewit Short-Term Government Series .30%; Kiewit Intermediate-Term Series .40%; Kiewit Tax-Exempt Series .40%; and Kiewit Equity Series .70%.

	Each Series of the Trust is co-managed by Livingston G. Douglas and Brian J. Mosher. Mr. Douglas is the Chief Investment Officer of the Manager; Chief Financial Officer, Vice President and Treasurer of the Trust and the Fund; and a chartered financial analyst. He has co-managed the Fund since July 1997. From August 1993 to July 1997, Mr. Douglas served as a Senior Portfolio Manager and Director of Fixed-Income Research at Investment Advisers, Inc. in Minneapolis, Minnesota. He managed both mutual funds and large separate accounts for institutional clients. From July 1987 to April 1993, Mr. Douglas was a Director, Senior Portfolio Manager, and Director of Quantitative Research at MacKay-Shields Financial Corporation in New York City. He has written five books on fixed-income investing.


	Brian J. Mosher, co-manager of each Series of the Trust, is a Senior Portfolio Manager and Vice President of the Manager; a Vice President of the Trust and the Fund; and a chartered financial analyst. Mr. Mosher has been a co-manager of the Fund since 1994. From March 1989 to December 1994, Mr. Mosher served as Investment Manager of Meridian Mutual Insurance Company in Indianapolis, Indiana. From April 1984 to March 1989, he was
Vice President and Trust Officer of The Provident Bancorporation of Cincinnati, Ohio.


	The Fund has entered into an Administrative Services Agreement with the Manager, on behalf of each Feeder Portfolio. Pursuant to this agreement, the Manager performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Trustees may require regarding the corresponding Series; and any other administrative services for the benefit of the Portfolio as the Board of Trustees may reasonably request. For its services, each Feeder Portfolio pays the Manager a monthly fee equal to one-twelfth of .02% of the Portfolio's average net assets.

	Administration and Accounting Services Agreements. Under separate Administration Agreements and Accounting Services Agreements with the Trust and the Fund, Rodney Square Management Corporation ("Rodney Square"), 1100 North Market Street, Wilmington, Delaware 19890, serves, respectively, as Administrator and Accounting Services Agent for the Trust and the Fund. In these joint capacities, Rodney Square manages and administers all regular day-to-day operations (other than management of the Trust's investments) of each of the Trust's various Series and each of the Fund's various Portfolios, subject to the supervision of the Trust's and the Fund's respective Boards of Trustees. Pursuant to its respective agreements with Rodney Square, the Trust has agreed to pay Rodney Square, on behalf of each Trust Series, the Series' proportionate share of a complex-wide annual: (a) administration services charge of 0.015% of the Trust's aggregate total assets in excess of $125 million; and (b) accounting services charge of 0.015% of the Trust's aggregate total assets in excess of $100 million. Pursuant to its respective agreements with the Fund, Rodney Square receives from the Fund, on behalf of each Fund Portfolio, separate annual administration and accounting services fees of 0.02% of that portion of the Portfolio's total assets attributable to S Class Fund Shares. The foregoing Rodney Square annual asset-based fees are determined on an average daily total asset basis, and are subject to prescribed fixed minimums.

	Transfer Agency Agreement. Rodney Square serves as Transfer Agent and Dividend Paying Agent for each Portfolio of the Fund pursuant to a Transfer Agency Agreement with the Fund.

	Investment Management Expenses. The Fund and the Trust each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under the federal securities laws and the cost of any notice filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Series are so allocated, and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of its relative net assets.

                       	DISTRIBUTION PLAN

	The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "12b-1 Plan"), whereby it may reimburse Rodney Square Distributors, Inc. (the "Distributor") or others for expenses actually incurred by the Distributor or others in the promotion and distribution of the Fund's S Class Shares. These expenses include, but are not limited to, the printing of prospectuses and reports used for sales purposes, the preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, including payments to securities dealer and others participating in the sale and servicing of S
Class Shares. The maximum amount which the Fund may pay to the Distributor and others (and which the Distributor may re-allow to securities dealers and others participating in the sale of shares) for such distribution expenses is 0.25% per annum of average daily net assets of a Portfolio's S Class payable on a monthly basis.
All expenses of distribution and marketing in excess of 0.25% per annum will be borne by the Advisor. The 12b-1 Plan also covers any payments made by the Fund, the Manager, the Distributor, or other parties on behalf of the Fund, the Advisor, the Manager, or the Distributor, to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of S Class Shares issued by the Fund within the context of Rule 12b-1.

           	DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

	The Portfolios seek to achieve their investment objectives by investing all of their investable assets in a corresponding Series of shares of the Trust. Each Series is classified as a partnership for U.S. federal income tax purposes. A Portfolio is allocated its proportionate share of the income and realized and unrealized gains and losses of its corresponding Series.

	Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

	Dividends paid by a Portfolio with respect to its K Class Shares and S Class Shares are calculated in the same manner and at the same time. Both K Class and S Class Shares of a Portfolio will share proportionally in the investment income and expenses of the Portfolio, except that the per share dividends of S Class Shares will ordinarily be lower than the per share dividends of K Class Shares as a result of the distribution expenses charged to S Class Shares.

	Dividends consisting of substantially all of the ordinary income of each Portfolio, except the Kiewit Equity Portfolio, are declared daily and are payable to shareholders of record at the time of declaration. Such dividends are paid on the first business day of each month. Net capital gains distributions, if any, will be made annually. The Fund's policy is to distribute substantially all net investment income from the Kiewit Equity Portfolio, together with any net realized capital gains annually.

	Shareholders of the Fund will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless as to each Portfolio, upon written notice to the Fund's Transfer Agent, Rodney Square, the shareholder selects one of the following options: (i) Income Option -- to receive income dividends in cash and capital gains distributions in additional shares at net asset value; (ii) Capital Gains Option -- to receive capital gains distributions in cash and income dividends in additional shares at net asset value; or (iii) Cash Option -- to receive both income dividends and capital gains distributions in cash. If a shareholder has elected to receive dividends and/or capital gain distribution in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

	Distributions paid by a Portfolio from long-term capital gains (which are allocated from a Series), whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Portfolio. The Portfolios (through the operation of the Series) do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Portfolio are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

	Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

	A sale or redemption of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Portfolio's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

	The Portfolios may be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to shareholders who have not provided a correct taxpayer identification number and made certain required certifications. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

	Shareholders of the Portfolios who are not U.S. persons for purposes of federal income taxation, should consult with their financial or tax advisors regarding the applicability of U.S. withholding and other taxes to distributions received by them from the Portfolios and the application of foreign tax laws to these distributions. Shareholders should also consult their tax advisors with respect to the applicability of any state and local intangible property or income taxes to their shares of the Portfolios and distributions and redemption proceeds received from the Portfolios.
 Shareholders who hold shares of a Portfolio in an employer-sponsored 401(k) or profit sharing plan, or other tax-advantaged plan, such as an IRA, should read their plan documents with respect to options available for receipt of dividends and federal tax treatment of transactions involving such shares.

	The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.


                          	PURCHASE OF SHARES

	After you open an account with the Fund, you may purchase S Class Shares by (a) writing to the Fund and enclosing your check as payment or (b) by calling (800) 2KIEWIT to arrange for payment by wire transfer.

	To Open an Account. Send a completed application form by regular mail to Kiewit Mutual Fund, c/o Rodney Square, P.O. Box 8987, Wilmington, DE 19899, or by express mail to Kiewit Mutual Fund, c/o Rodney Square, 1105 N. Market Street, Wilmington, DE 19801. You may request an application form by calling (800) 2KIEWIT.

	To Purchase by Mail. Your initial purchase may be indicated on your application. For additional purchases, you may send the Fund a simple letter or use order forms supplied by the Fund.
Please enclose your check drawn on a U.S. bank payable to "Kiewit Mutual Fund." Please indicate the amount to be invested in each Portfolio and your Portfolio account number.

	To Purchase by Wire Transfer: Please call the Fund at (800) 2KIEWIT to make specific arrangements before each wire transfer. Then, instruct your bank to wire federal funds to Rodney Square Management Corporation, c/o Wilmington Trust Company, Wilmington,
DE -- ABA #0311-0009-2, attention: Kiewit Mutual Fund, DDA# 2648-0337, further credit -- your account number, the desired Portfolio and class of shares and your name.

	Minimum Initial Investment. The minimum initial investment is $10,000, but subsequent investments may be made in any amount.

	Purchase Price and Timing. S Class Shares of each Portfolio are offered at their net asset value next determined after a purchase order is received and accepted. Purchase orders received by and accepted before the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on any Business Day of the Fund will be priced at the net asset value per share that is determined as of the close of regular trading on the NYSE. However, purchase orders for shares of the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio received and accepted before 2:00 p.m., Eastern time, on any Business Day of the Fund will be priced at the net asset value per share that is determined at 2:00 p.m., Eastern time. (See "Valuation Of Shares.") Purchase orders received and accepted after those daily deadlines will be priced as of the deadline on the following Business Day of the Fund. A "Business Day of the Fund" is any day on which the NYSE and Federal Reserve Bank are open for business. The Fund and RSD each reserves the right to reject any purchase order and may suspend the offering of shares of any Portfolio for a period of time.

	In Kind Purchases. If accepted by the Fund, S Class Shares of each Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio and its corresponding Series of the Trust as described in the Statement of Additional
Information. Please contact Rodney Square about this purchase method.

                        	SHAREHOLDER ACCOUNTS

	Shareholder Inquiries. Shareholder inquiries may be made by writing the Fund at 1100 North Market Street, Wilmington, DE 19890 or calling (800) 2KIEWIT.

	Shareholder Statements. The Fund will mail a statement at least quarterly showing all purchases, redemptions and balances in each Portfolio. Shareholdings are expressed in terms of full and fractional shares of each Portfolio rounded to the nearest 1/1000th of a share. In the interest of economy and convenience, the Portfolios do not issue share certificates.

	Individual Retirement Accounts. Shares of the Portfolios may be purchased for a tax-deferred retirement plan such as an individual retirement account ("IRA"). For an IRA Application, call Rodney Square at (800) 2KIEWIT. Wilmington Trust Company ("WTC") provides IRA custodial services for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, Portfolio shares owned by the IRA shareholder will be redeemed automatically for purposes of making the payment.

	Non-Individual Accounts. Corporations, partnerships, fiduciaries and other non-individual investors may be required to furnish certain additional documentation to make purchases, exchanges and redemptions.

	Minimum Account Size. Due to the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to automatically close any account with a current value of less than $5,000 by involuntarily redeeming all shares in the account and mailing the proceeds to the shareholder. Shareholders will be notified if their account value is less than $5,000 and will be allowed 60 days in which to increase their account balance to $5,000 or more to prevent the account from being closed.
Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                         	VALUATION OF SHARES

	The net asset values per share of each Portfolio's S Class Shares and shares of each corresponding Series are calculated by dividing the total market value of the corresponding Series' investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio or Series. The value of the shares of each Series will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios will fluctuate in relation to the investment experience of the Trust Series in which such Portfolios invest. On each Business Day of the Fund, net asset value is determined as of the close of business of the NYSE, usually 4:00 p.m. Eastern time; except for the Kiewit Money Market Portfolio and Kiewit Government Money Market Portfolio, which is determined at 2:00 p.m., Eastern time. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees.

	Money market instruments with a maturity of more than 60 days are valued at current market value, as discussed above. Money market instruments with a maturity of 60 days or less are valued at their amortized cost, which the Board of Trustees has determined in good faith constitutes fair value for purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes.

	The net asset value of the shares of each Portfolio, except the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio, will fluctuate in relation to its own investment experience. The Kiewit Money Market Portfolio and Kiewit Government Money Market Portfolio will attempt to maintain a stable net asset value of $1.00 per share.

	The offering price of shares of each Portfolio is the net asset value next determined after the purchase order is received and accepted; no sales charge or reimbursement fee is imposed.

                      	EXCHANGE OF SHARES

	You may exchange all or a portion of your S Class Shares in a Portfolio for S Class Shares of any other Portfolio of the Fund that currently offers its shares to investors. A redemption of shares through an exchange will be effected at the net asset value per share next determined after receipt by the Fund of the request, and a purchase of shares through an exchange will be effected at the net asset value per share next determined.

	Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's Portfolio account of less than $5,000.

	To obtain more information about exchanges, or to place exchange orders, contact the Fund. The Fund, on behalf of the Portfolios, reserves the right to terminate or modify the exchange offer described here. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio's shares to be acquired through such exchange may be legally made.


                       	REDEMPTION OF SHARES

	You may redeem S Class Shares by mailing instructions to the Fund or calling the Fund at (800) 2KIEWIT. The Fund will promptly mail you a check or wire transfer funds to your bank, as described below.

	To Redeem By Mail: You may send written instructions, with signature guarantees, by regular mail to: Kiewit Mutual Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752, or by express mail to Kiewit Mutual Fund, c/o Rodney Square Management Corporation, 1105 N. Market Street, Wilmington, DE 19801. The instructions should indicate the Portfolio from which shares are to be redeemed, the number of shares or dollar amount to be redeemed, the Portfolio account number and the name of the person in whose name the account is registered. A signature and a signature guarantee are required for each person in whose name the account is registered. A signature may be guaranteed by an eligible institution acceptable to the Fund, such as a bank, broker, dealer, municipal securities dealer, government securities dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association.

	To Redeem By Telephone: If you want to redeem your shares by telephone you must elect to do so by checking the appropriate box of your initial Application or by calling the Fund at (800) 2KIEWIT to obtain a separate application for telephone redemptions. In order to redeem by telephone, you must call the Fund Monday through Friday during normal business hours of 9 a.m. to 4 p.m., Eastern time, and indicate your name, Kiewit Mutual Fund, the Portfolio's name, your Portfolio account number and the number of shares you wish to redeem. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses to a shareholder due to unauthorized or fraudulent telephone transactions. If the Fund, the Manager, the Transfer Agent or any of their employees fails to abide by their procedures, the Fund may be liable to a shareholder for losses he/she suffers from any resulting unauthorized transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement.
In the event that you are unable to reach the Fund by telephone, you may make a redemption request by mail.

	Additional Redemption Information. You may redeem all or any part of the value of your account on any Business Day. Redemptions are made at the net asset value next calculated after the Fund has received and accepted your redemption request. (See "Valuation Of Shares.") The Fund imposes no fee when shares are redeemed.

	Redemption checks are mailed on the next Business Day of the Fund following acceptance of redemption instructions but in no event later than 7 days following such receipt and acceptance. Amounts redeemed by wire from each Portfolio, except the Kiewit Money Market Portfolio, are normally wired on the next business day after acceptance of redemption instructions (if received by Rodney Square before the close of regular trading on the NYSE or 2:00 p.m. Eastern time, for the Kiewit Money Market Portfolio). In no event are redemption proceeds wired later than 7 days following such receipt and acceptance. If the shares to be redeemed were purchased by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

	Redemption proceeds exceeding $10,000 may be wired to your predesignated bank account in any commercial bank in the United States. The receiving bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or, for amounts of less than $10,000, mailed to your Portfolio account address of record if the address has been established for a minimum of 60 days. In order to authorize the Fund to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the application for telephone redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account which you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when shares are held by a corporation, partnership, fiduciary or other non-individual investor.

	For more information on redemption services, call the Fund at
(800) 2KIEWIT.

	Redemption Policies. Redemption payments in cash will ordinarily be made within seven days after receipt of the redemption request in good form. However, the right of redemption may be suspended or the date of payment postponed in accordance with the 1940 Act. The amount received upon redemption may be more or less than the amount paid for the shares depending upon the fluctuations in the market value of the assets owned by the Portfolio. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Portfolio to make a particular payment in cash, the Fund may pay all or part of the redemption price by distributing portfolio securities from the Portfolio of the shares being redeemed in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

                     	PERFORMANCE INFORMATION

	From time to time, performance information, such as yield or total return for a Portfolio, may be quoted in advertisements or in communications to shareholders. Performance quotations represent past performance and should not be considered as representative of future results. The current yield will be calculated by dividing the net investment income earned per share during the period stated in the advertisement (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the closing net asset value per share on the last day of the period and annualizing the result on a semi-annual compounded basis. A Portfolio's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in a Portfolio. Aggregate total return reflects the total percentage change in value of an investment in the Portfolio over the stated period.

	The principal value of an investment in a Portfolio will fluctuate so that an investor's shares when redeemed, may be worth more or less than the investor's original cost. Performance will be calculated separately for K Class and S Class Shares. The K Class Shares have different expenses from the S Class Shares which may affect performance.

	Further information about the performance of each Portfolio and Class is included in the Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Fund at
(800) 2KIEWIT.


                       	GENERAL INFORMATION

	The Fund, formerly named "Kiewit Institutional Fund", issues two separate classes of shares of beneficial interest for each Portfolio with a par value of $.01 per share. The shares of each Portfolio, when issued and paid for in accordance with the Fund's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

	The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the S Class Shares bear distribution plan expenses, and have exclusive voting rights with respect to the Rule 12b-1 Distribution Plan pursuant to which the distribution fee may be paid. The two classes have different exchange privileges. See "Exchange Of Shares." The net income attributable to S Class Shares and the dividends payable on S Class Shares will be reduced by the amount of the distribution fees; accordingly, the net asset value of the S Class Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

	Shareholders shall have the right to vote only (i) for removal of Trustees, (ii) with respect to such additional matters relating to the Fund as may be required by the applicable provisions of the 1940 Act, including Section 16(a) thereof, and (iii) on such other matters as the Trustees may consider necessary or desirable. In addition, the shareholders of each Portfolio will be asked to vote on any proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of that Portfolio. All shares of the Fund entitled to vote on a matter shall vote without differentiation between the separate Portfolios on a one-vote-per-share basis; provided however, if a matter to be voted on does not affect the interests of all Portfolios, then only the shareholders of each affected Portfolio shall be entitled to vote on the matter. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per Portfolio basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio then in existence. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that meetings of shareholders shall be called for the purpose of voting upon the question of removal of one or more Trustees upon the written request of the holders of not less than 10% of the outstanding shares.

	Kiewit Investment Trust was organized as a Delaware business trust on January 23, 1997. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of a Feeder Portfolio in a Series of the Trust at any time, if the Board of Trustees of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Trustees of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

	Whenever a Feeder Portfolio, as an investor in its corresponding Trust Series, is asked to vote on a shareholder proposal, the Fund will hold a special meeting of the Feeder Portfolio's shareholders to solicit their votes with respect to the proposal. The Trustees of the Fund will then vote the Feeder Portfolio's shares in the Series in accordance with the voting instructions received from the Feeder Portfolio's shareholders.
The Trustees of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment.

	Peter Kiewit Sons', Inc., a Delaware corporation with principal offices at 1000 Kiewit Plaza, Omaha, NE 68131, is the direct or indirect parent of shareholders of more than 25% of the voting securities of each Portfolio and therefore may be deemed to control each Portfolio.


	APPENDIX - DESCRIPTION OF RATINGS

Description of Bond Ratings - Moody's Investors Services, Inc. ("Moody's") description of its bond ratings are:
Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
 While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there maybe other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
 Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.


Standard & Poor's Ratings Group's ("S&P") description of its bond ratings are:

AAA--The highest degree of safety with overwhelming repayment capacity.

AA--Very high degree of safety with very strong capacity for repayment. These issues differ from higher rated issues only in a small degree.

A--A strong degree of safety and capacity for repayment, but these issues are somewhat more susceptible in the long term to adverse economic conditions than those rated in higher categories.

BBB--A satisfactory degree of safety and capacity for repayment, but these issues are more vulnerable to adverse economic conditions or changing circumstances than higher-rated issues.

BB--This designation reflects less near-term vulnerability to default than other speculative issues. However, the issues face major ongoing uncertainties or exposures to adverse economic or financial conditions threatening capacity to meet interest and principal payments on a timely basis.

B--This designation indicates that the issues have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity to pay interest and repay principal.

CCC--Issues rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely interest and principal repayments. Adverse business, financial, or economic developments would render repayment capacity unlikely.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Commercial Paper Ratings

The rating A-1 is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 has the following characteristics:
 (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


KIEWIT MUTUAL FUND
1000 Kiewit Plaza
Omaha, NE  68131-3344
Telephone:  (800) 2KIEWIT

Investment Advisor
KIEWIT INVESTMENT MANAGEMENT CORP.
1000 Kiewit Plaza
Omaha, NE  68131-3344

Custodian
WILMINGTON TRUST COMPANY
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-0001

Administrator and Transfer Agent
RODNEY SQUARE MANAGEMENT CORPORATION
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-0001

Distributor
RODNEY SQUARE DISTRIBUTORS, INC.
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-00014



                       KIEWIT MUTUAL FUND

                        S CLASS SHARES

                           PROSPECTUS

                        October 31, 1997

	This prospectus describes the Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, and Kiewit Short-Term Government Portfolio (collectively the "Portfolios" or "Feeder Portfolios" and individually a "Portfolio"), each a series of shares issued by Kiewit Mutual Fund (the "Fund"), 1000 Kiewit
Plaza, Omaha, NE 68131-3344, (800) 2KIEWIT. Each Portfolio is an open-end, diversified management investment company which currently offers two separate classes of shares: K Class Shares and S Class Shares. Shares of each class represent equal, pro-rata interests in a Portfolio and accrue dividends in the same manner, except that S Class Shares bear distribution expenses payable by the Class as compensation for distribution of the S Class Shares. The securities offered in this Prospectus are S Class Shares subject to a distribution charge. Information concerning the Fund's K Class Shares may be obtained by calling the Fund at the telephone number stated above.

	The Fund issues six series of shares, each of which represents a separate class of the Fund's shares of beneficial interest, having its own investment objective and policies. The investment objective of the Kiewit Money Market Portfolio and Kiewit
Government Money Market Portfolio is to provide high current income while maintaining a stable share price. The investment objective of the Kiewit Short-Term Government Portfolio is to provide investors with as high a level of current income as is consistent with the maintenance of principal and liquidity.

	Unlike many other investment companies which directly acquire and manage their own portfolio of securities, each Portfolio seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of shares of Kiewit Investment Trust (the "Trust"), an open-end, management investment company that issues series of shares (individually and collectively, the "Series") having the same investment objective, policies and limitations as each of the Portfolios. The investment experience of each Feeder Portfolio will correspond directly with the investment experience of its corresponding Series. Investors should carefully consider this investment approach. For additional information, see "Special Information About The Portfolios' Structure."

	This prospectus contains information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information dated October 31, 1997, is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.

The shares of the Kiewit Money Market Portfolio and Kiewit
Government Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. While such Portfolios will make every effort to maintain a stable net asset value of $1.00 per share, there is no assurance that the Portfolios will be able to do so.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          	TABLE OF CONTENTS
                                                               	Page

HIGHLIGHTS	                                                       4

EXPENSE TABLE	                                                    7

FINANCIAL HIGHLIGHTS	                                             9

SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE	              9

INVESTMENT OBJECTIVES AND POLICIES	                               10
	Kiewit Money Market Portfolio	                                   10
	Kiewit Government Money Market Portfolio	                        12
	Kiewit Short-Term Government Portfolio	                          13
	Other Investment Policies	                                       14

RISK FACTORS	                                                     15

MANAGEMENT OF THE FUND	                                           16

DISTRIBUTION PLAN	                                                18

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES	                 18

PURCHASE OF SHARES	                                               21

SHAREHOLDER ACCOUNTS	                                             22

VALUATION OF SHARES	                                              23

EXCHANGE OF SHARES	                                               23

REDEMPTION OF SHARES	                                             24

PERFORMANCE INFORMATION	                                          26

GENERAL INFORMATION	                                              26

APPENDIX - DESCRIPTION OF RATINGS	                                29



                            	HIGHLIGHTS

The Fund

	The Fund is an open-end, diversified management investment company commonly known as a "mutual fund." The Fund was organized as a Delaware business trust on June 1, 1994 and is registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund currently offers six series of shares: Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio and Kiewit Equity Portfolio. Each Portfolio offers two classes of shares, K Class Shares and S Class Shares.

Investment Objectives

	The investment objective of the Portfolios described in this prospectus is to provide investors with:

Money Market	         		High current income, while maintaining a
                        stable share price.  The Money Market
                        Portfolio will invest all of its assets
                        in the Money Market Series of the Trust, which in turn invests in short-term money market securities.

Government Money Market	High current income, while maintaining a
                        stable share price and a credit rating in the highest category for money market funds as determined by an independent rating agency. The Government Money Market Portfolio will invest all of its assets in the Government Money Market Series of the Trust, which in turn invests in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Short-Term Government 		High level of current income,
                        consistent with the maintenance of
                        principal and liquidity.  The Short-Term
                        Government Portfolio will invest all of
                        its assets in the Short-Term Government
                        Series of the Trust, which in turn
                        invests in securities issued or
                        guaranteed by the U.S. Government, its
                        agencies or instrumentalities.

Although the investment objective of each Portfolio is not fundamental and may be changed by the Board of Trustees without shareholder approval, the Fund intends to notify shareholders before making any material change. Due to the inherent risks of investments, there can be no assurance that a Portfolio will achieve its objective. See "Investment Objectives And Policies."

How to Purchase Shares

	After you open an account, you may purchase S Class Shares by
(a) writing the Fund and enclosing your check as payment or (b) by calling the Fund at (800) 2KIEWIT to arrange for payment by wire transfer. You may open an account by mailing a completed application form to the Fund. The public offering price of the shares of each Portfolio is the net asset value per share next determined after acceptance of the purchase order and payment. The
S Class Shares may be purchased without a sales load or exchange fee, but are subject to a distribution fee under a Rule 12b-1 plan.
 See "Purchase Of Shares."

How to Redeem Shares

	You may redeem S Class Shares by mailing written instructions to the Fund or by calling the Fund at (800) 2KIEWIT (if you requested telephone redemption privileges on an application form).
 Shares will be redeemed at the net asset value per share next determined after acceptance of a redemption request. The Fund will promptly mail you a check, unless other arrangements have been made. See "Redemption Of Shares."

Dividend Reinvestment

	Each Portfolio intends to pay monthly dividends from its net investment income and will pay net capital gains, if any, annually.

	You may choose to receive dividends and capital gains distributions in cash or you may choose to automatically reinvest them in additional shares of the Portfolio. See "Dividends, Capital Gains Distributions And Taxes."

Investment Manager, Underwriter and Servicing Agents

	Kiewit Investment Management Corp. serves as the investment manager of each Series of the Trust and also provides the Portfolios with certain administrative services. Rodney Square Distributors, Inc. serves as the Portfolios' underwriter. Wilmington Trust Company serves as the custodian of the Portfolios' assets and Rodney Square Management Corporation serves as the Portfolios' administrator, transfer agent and accounting services agent. See "Management Of The Fund."

Risk Factors

	Each Portfolio, through its investment in a corresponding Series of the Trust, is subject to certain risks. Investors should consider a number of factors: (i) each Series of the Trust invests in securities that fluctuate in value, and there can be no assurance that the objective of any Portfolio will be achieved;
(ii) each Series of the Trust may invest in repurchase and reverse repurchase agreements, which involve the risk of loss if the counterparty defaults on its obligations under the agreement; and
(iii) each Series of the Trust has reserved the right to borrow amounts not exceeding 33% of its net assets. Additionally, the policy of the Portfolios to invest in the corresponding Series of the Trust also involves certain risks. See "Risk Factors."

Peter Kiewit Sons', Inc.

	An investment in the Fund is not a direct or indirect investment in the common stock of Peter Kiewit Sons', Inc. ("PKS").
 Virtually all of PKS' common stock is owned by employees or former employees of PKS. The Fund is restricted from investing in the securities of PKS and its affiliates. PKS and its affiliates do not guarantee that an investment in the Fund will produce satisfactory results.

                            	EXPENSE TABLE

Shareholder Transaction Costs				              None

Estimated Annual Portfolio Operating Expenses of S Class Shares
(as a percentage of average net assets)

                                                      Short-Term
                                     Government       Government
                     Money Market   Money Market      Portfolio
                     Portfolio       Portfolio

Management Fees
(after fee
waiver)               .13%             .13%             .16%

12b-1 Fees*           .25%             .25%             .25%

Other Expenses
(after expenses
assumed)              .07%             .07%             .14%

Total Portfolio
Operating
Expenses              .45%             .45%             .55%

*Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

	The information in the Expense Table has been restated to reflect changes in the amounts of management fees waived and Fund expenses assumed. The table summarizes the aggregate estimated annual operating expenses of both the Portfolios' S Class Shares and the Series of the Trust in which the Portfolios invest. (See "Management Of The Fund" for a description of Portfolio and Series expenses.) Through June 30, 1998, Kiewit Investment Management Corp. has agreed to waive all or a portion of its advisory fee and to assume certain expenses in order to limit annual operating expenses of the S Class Shares to not more than the following percentage of the average daily net assets of each Portfolio:
Kiewit Money Market Portfolio 0.45%; Kiewit Government Money Market Portfolio 0.45%; and Kiewit Short-Term Government Portfolio 0.55%.
 Without the waiver of fees by Kiewit Investment Management Corp., the total expenses of the Portfolios' S Class Shares for the fiscal year ending June 30, 1998, are estimated to be: Kiewit Money Market Portfolio 0.52%. Kiewit Short-Term Government Portfolio 0.69%. Without the waiver of fees, the total expenses of the Kiewit Government Money Market Portfolio, on an annual basis, are estimated to be 0.52%.

	Prior to March 3, 1997, the Portfolios sought to achieve their investment objectives by acquiring and managing their own portfolios of securities rather than by investing all of their assets in the corresponding Series of the Trust. The above figures have been restated to reflect estimated aggregate annualized operating expenses of each Feeder Portfolio's S Class Shares and its corresponding Series as though the Feeder Portfolio's assets had been invested in the Series during the entire fiscal year ended June 30, 1997.

Example

	You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                             1 Year   3 Years   5 Years   10 Years
Money Market Portfolio         5        14        25        57

Government Money Market
Portfolio                      5        14        n/a       n/a

Short-Term Government
Portfolio                      6        18        31        69


	The purpose of the above Expense Table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios' S Class Shares will bear directly or indirectly. The information set forth above relates only to the Portfolios' S Class Shares, which shares are subject to different total fees and expenses than K Class Shares.

	The Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown. The above Example is based on actual expenses of the Money Market and Short-Term Government Portfolios for the most recent fiscal period and estimated expenses of the Government Money Market Portfolio.

	The Board of Trustees of the Fund has considered whether such expenses will be more or less than they would be if the Feeder Portfolios invest directly in the securities held by the Trust Series. The aggregate amount of expenses for a Feeder Portfolio and its corresponding Trust Series may be greater than if the Portfolio were to invest directly in the securities held by the corresponding Trust Series. However, the total expense ratios for the Feeder Portfolios and the Trust Series are expected to be less over time than such ratios would have been if the Portfolios had continued to invest directly in the underlying securities. This is because this arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Trust Series, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Trust Series.


                   	FINANCIAL HIGHLIGHTS

	Financial highlights for the Portfolios' S Class Shares are not provided because the Portfolios had not commenced selling S
Class Shares as of the date of this prospectus.


        SPECIAL INFORMATION ABOUT THE PORTFOLIOS' STRUCTURE

	Each of the Portfolios, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Series of the Trust, an open-end, management investment company, registered under the 1940 Act, that issues Series having the same investment objective as each of the Portfolios. The investment objectives of the Portfolios and their corresponding Series may be changed without shareholder approval. Shareholders of a Feeder Portfolio will receive written notice at least 30 days prior to the effective date of any change in the investment objective of the Portfolio or its corresponding Trust Series.

	This prospectus describes the investment objective, policies and restrictions of the Portfolios and their corresponding Series.
 (See "Portfolio Characteristics And Policies - Kiewit Money Market Portfolio, Kiewit Government Money Market Portfolio, and Kiewit Short-Term Government Portfolio.") In addition, an investor should read "Management Of The Fund" for a description of the management and other expenses associated with the Feeder Portfolios' investment in the Trust. Other institutional investors, including other mutual funds, may invest in each Series, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact the Fund at 1000 Kiewit Plaza, Omaha, NE 08131-3344, 1-800-2KIEWIT for information about the availability of investing in a Series of the Trust other than through a Feeder Portfolio.

	The shares of the Trust Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. While investment in a Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, the Feeder Portfolios also, institutional investment in the Series also entails the risk that economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in a Series, the remaining investors in that Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Series than the corresponding Feeder Portfolio could have effective voting control over the operation of the Series.

	Further, if a Series changes its investment objective in a manner which is inconsistent with the investment objective of a corresponding Feeder Portfolio and the Portfolio does not make a similar change in its investment objective, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by a Feeder Portfolio of its investment in the corresponding Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions.
 In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Feeder Portfolios. Any net capital gains so realized will be distributed to such a Portfolio's shareholders as described in "Dividends, Capital Gains Distributions And Taxes" below.

	Finally, the Feeder Portfolios' investment in the shares of a registered investment company such as the Trust is relatively new and results in certain operational and other complexities.
However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Trust Series invest.


               	INVESTMENT OBJECTIVES AND POLICIES

                 	Kiewit Money Market Portfolio

	The Kiewit Money Market Portfolio pursues its investment objective by investing all of its assets in the Money Market Series of the Trust (the "Money Market Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Money Market Series is to provide high current income while maintaining a stable share price by investing in short-term money market securities. The Money Market Series invests in U.S. dollar-denominated money market instruments that mature in 13 months or less, maintains an average weighted maturity of 90 days or less and limits its investments to those investments which the Board of Trustees determines present minimal credit risks.

	The Money Market Series will invest in the following money market obligations issued by financial institutions, nonfinancial corporations, and the U.S. Government, state and municipal governments and their agencies or instrumentalities:

	(1) United States Treasury obligations including bills, notes, bonds and other debt obligations issued by the United States Treasury. These securities are backed by the full faith and credit of the U.S. Government.

	(2) Obligations of agencies and instrumentalities of the U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National Mortgage Association, or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.

	(3) Repurchase agreements that are fully collateralized by the securities listed in (1) and (2) above.

	(4) Commercial paper rated in the highest category of short-term debt ratings of any two Nationally Recognized Statistical Ratings Organization ("NRSROs") (such as Moody's Investor Services, Inc. and Standard & Poor's Rating Services) or, if unrated, issued by a corporation having outstanding comparable obligations that are rated in the highest category of short-term debt ratings. See "Appendix - Description Of Ratings."

	(5) Corporate obligations having a remaining maturity of 397 calendar days or less, issued by corporations having outstanding comparable obligations that are (a) rated in the two highest categories of any two NRSROs or (b) rated no lower than the two highest long-term debt ratings categories by any NRSRO. See
"Appendix - Description Of Ratings."

	(6) Obligations of U.S. banks, such as certificates of deposit, time deposits and bankers' acceptances. The banks must have total assets exceeding $1 billion.

	(7) Short-term Eurodollar and Yankee obligations of banks having total assets exceeding one billion dollars. Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks or by foreign banks; Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

	The Money Market Series will not invest more than 5% of its total assets in the securities of a single issuer. With respect to any security rated in the second highest rating category by an NRSRO, the Money Market Series will not invest more than (i) 1% of its total assets in such securities issued by a single issuer and
(ii) 5% of its total assets in such securities of all issuers. Up to 10% of the Money Market Series' net assets may be invested in "restricted" and other illiquid money market securities, which are not freely marketable under the Securities Act of 1933 (the "1933 Act").

	The Money Market Series may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller--a U.S. commercial bank or recognized U.S. securities dealer--sells securities to the Money Market Series and agrees to repurchase the securities at the Money Market Series' cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Money Market Series will have a total value equal to or in excess of the value of the repurchase agreement, and will be held by the Money Market Series' custodian bank until repurchased. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by the Money Market Series to the seller, collateralized by the underlying securities.

	Eurodollar and Yankee obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee obligations will undergo the same credit analysis as domestic issues in which the Money Market Series invests, and foreign issuers will be required to meet the same tests of financial strength as the domestic issuers approved for the Money Market Series.

           	Kiewit Government Money Market Portfolio

	The Kiewit Government Money Market Portfolio pursues its investment objective by investing all of its assets in the Government Money Market Series of the Trust (the "Government Money Market Series"). The investment objective of the Government Money Market Series is to provide as high a level of current income as is consistent with maintaining a stable share price by investing in securities issued by the U.S. Government, its agencies or instrumentalities. The Series invests in U.S. dollar-denominated money market instruments that mature in 13 months or less and will maintain an average weighted maturity of 60 days or less.

	The Series will invest in the following money market obligations issued by the U.S. government, its agencies or instrumentalities:

 	(1) United States Treasury obligations including bills, notes, bonds and other debt obligations issued by the United States Treasury. These securities are backed by the full faith and credit of the United States government.

		(2) Obligations of agencies and instrumentalities of the U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National
Mortgage Association, or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.

		(3) Repurchase agreements that are fully collateralized by the securities listed in (1) and (2) above.

	The Series has a AAAm credit rating from Standard & Poor's Ratings Group. The AAAm credit rating indicates that the Series is composed exclusively of investments that are rated AAA and/or eligible short-term investments.

	The Series may invest in repurchase agreements. A repurchase agreement is a means of investing monies for a short period. In a repurchase agreement, a seller--a U.S. commercial bank or recognized U.S. securities dealer--sells securities to the Series and agrees to repurchase the securities at the Series' cost plus interest within a specified period (normally one day). In these transactions, the securities purchased by the Series will have a total value equal to or in excess of the value of the repurchase agreement, and will be held by the Series' custodian bank until repurchased. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by the Series to the seller, collateralized by the underlying securities.

            	Kiewit Short-Term Government Portfolio

	The Kiewit Short-Term Government Portfolio pursues its investment objective by investing all of its assets in the Kiewit Short-Term Government Series of the Trust (the "Short-Term Government Series") which has the same investment objective and policies as the Portfolio. The investment objective of the Short-Term Government Series is to provide investors with as high a level of current income as is consistent with the maintenance of principal and liquidity. The Short-Term Government Series invests at least 65% of its assets in U.S. Treasury securities and U.S. Government agency securities. The Short-Term Government Series may also invest in repurchase agreements collateralized by U.S. Treasury or U.S. Government agency securities. In an effort to minimize fluctuations in market value, the Short-Term Government Series will maintain a dollar-weighted average maturity between one and three years.

	U.S. Government agency securities are debt obligations of agencies and instrumentalities of the U.S. Government which are supported by the full faith and credit of the U.S. Government, such as securities of the Government National Mortgage Association; or which are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities issued by the Federal Financing Bank; or which are supported by the credit of the agency or instrumentality itself, such as securities of Federal Farm Credit Banks.

                    	Other Investment Policies

	Other Registered Investment Companies. Each Portfolio's corresponding Series reserves the right to invest in the shares of other registered investment companies. By investing in shares of investment companies, a Series would indirectly pay a portion of the operating expenses, management expenses and brokerage costs of such companies as well as the expense of operating the Series. Thus, the Series' investors may pay higher total operating expenses and other costs than they might pay by owning the underlying investment companies directly. The Manager will attempt to identify investment companies that have demonstrated superior management in the past, thus possibly offsetting these factors by producing better results and/or lower expenses than other investment companies with similar investment objectives and policies. There can be no assurance that this result will be achieved. However, the Manager will waive its advisory fee with respect to the assets of a Series invested in other investment companies, to the extent of the advisory fee charged by any investment adviser to such investment company. In addition, the 1940 Act limits investment by a Series in shares of other investment companies to no more than 10% of the value of the Series' total assets.

	Securities Loans. Each Series may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Series may earn additional income from lending securities, such activity is incidental to the investment objective of a Series. The value of securities loaned may not exceed 33 1/3% of the value of a Series' total assets. In connection with such loans, a Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time, will retain the authority to vote the loaned securities and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

	Reverse Repurchase Agreements. A Series may enter into reverse repurchase agreements with banks and broker-dealers. Reverse repurchase agreements involve sales by a Series of its assets concurrently with an agreement by the Series to repurchase the same assets at a later date at a fixed price. A Series will establish a segregated account with its custodian bank in which it will maintain cash or liquid securities equal in value to its obligations with respect to reverse repurchase agreements.

	Options. The Kiewit Short-Term Government Series may sell and/or purchase exchange-traded call options and purchase exchange-traded put options on its portfolio securities. Options will be used to generate income and to protect against price changes and will not be engaged in for speculative purposes. The aggregate value of option positions may not exceed 10% of each Series' net assets as of the time the Series enters into such options.

	A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. There are risks associated with option transactions including the following: (i) the success of an options strategy may depend on the ability of the Manager to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the securities held by a Series and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Series will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


                         	RISK FACTORS

	Each Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, a Series may also borrow amounts not exceeding 5% of the value of the Series' net assets for the purpose of purchasing securities. Such purchases can be considered to result in "leveraging," and in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. A Series would incur interest on the amount borrowed and if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series may be further reduced as a result of leveraging.

	In addition, each Series may invest in repurchase agreements and reverse repurchase agreements. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Series may incur a loss upon disposition of them.
If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Series and therefore subject to sale by the trustee in bankruptcy. Finally, it is possible that a Series may not be able to substantiate its interest in the underlying securities. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Series may decline below the price of the securities the Series has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or become insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Series and as such are subject to the investment limitations discussed above.


                     	MANAGEMENT OF THE FUND

	The Fund was organized as a Delaware business trust. Under Delaware law the Fund's Board of Trustees is responsible for establishing Fund policies and for overseeing the management of the Fund.

	Each of the Trustees and officers of the Fund is also a
Trustee and officer of the Trust.   Information as to the Trustees
and Officers of the Fund and the Trust is set forth in the Statement of Additional Information under "Trustees and Officers."

	Investment Management Agreement. Kiewit Investment Management Corp. (the "Manager"), 1000 Kiewit Plaza, Omaha, NE 68131-3344, serves as the investment manager to each Series of the Trust. The Manager, organized in 1994, is an indirect wholly-owned subsidiary of Peter Kiewit Sons', Inc., a construction, mining and telecommunications company. The Manager provides the Trust with records concerning the Manager's activities which the Trust is required to maintain and renders regular reports to the Trust's officers and the Board of Trustees. The Manager also selects brokers and dealers to effect securities transactions. Under the investment management agreement between the Manager and the Trust on behalf of each Series, the monthly fees of the Series are at the following annual rates of their average monthly net assets: Kiewit Money Market Series .20%; Kiewit Government Money Market Series
 .20%; and Kiewit Short-Term Government Series .30%.

	Each Series of the Trust is co-managed by Livingston G. Douglas and Brian J. Mosher. Mr. Douglas is the Chief Investment Officer of the Manager; Chief Financial Officer, Vice President and Treasurer of the Trust and the Fund; and a chartered financial analyst. He has co-managed the Fund since July 1997. From August 1993 to July 1997, Mr. Douglas served as a Senior Portfolio Manager and Director of Fixed-Income Research at Investment Advisers, Inc. in Minneapolis, Minnesota. He managed both mutual funds and large separate accounts for institutional clients. From July 1987 to April 1993, Mr. Douglas was a Director, Senior Portfolio Manager, and Director of Quantitative Research at MacKay-Shields Financial Corporation in New York City. He has written five books on fixed-income investing.

	Brian J. Mosher, co-manager of each Series of the Trust, is a Senior Portfolio Manager and Vice President of the Manager; a Vice President of the Trust and the Fund; and a chartered financial analyst. Mr. Mosher has been a co-manager of the Fund since 1994. From March 1989 to December 1994, Mr. Mosher served as Investment Manager of Meridian Mutual Insurance Company in Indianapolis, Indiana. From April 1984 to March 1989, he was
Vice President and Trust Officer of The Provident Bancorporation of Cincinnati, Ohio.

	The Fund has entered into an Administrative Services Agreement with the Manager, on behalf of each Feeder Portfolio. Pursuant to this agreement, the Manager performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Trustees may require regarding the corresponding Series; and any other administrative services for the benefit of the Portfolio as the Board of Trustees may reasonably request. For its services, each Feeder Portfolio pays the Manager a monthly fee equal to one-twelfth of .02% of the Portfolio's average net assets.

	Administration and Accounting Services Agreements. Under separate Administration Agreements and Accounting Services Agreements with the Trust and the Fund, Rodney Square Management Corporation ("Rodney Square"), 1100 North Market Street, Wilmington, Delaware 19890, serves, respectively, as Administrator and Accounting Services Agent for the Trust and the Fund. In these joint capacities, Rodney Square manages and administers all regular day-to-day operations (other than management of the Trust's investments) of each of the Trust's various Series and each of the Fund's various Portfolios, subject to the supervision of the Trust's and the Fund's respective Boards of Trustees. Pursuant to its respective agreements with Rodney Square, the Trust has agreed to pay Rodney Square, on behalf of each Trust Series, the Series' proportionate share of a complex-wide annual: (a) administration services charge of 0.015% of the Trust's aggregate total assets in excess of $125 million; and (b) accounting services charge of 0.015% of the Trust's aggregate total assets in excess of $100 million. Pursuant to its respective agreements with the Fund, Rodney Square receives from the Fund, on behalf of each Fund Portfolio, separate annual administration and accounting services fees of 0.02% of that portion of the Portfolio's total assets attributable to S Class Fund Shares. The foregoing Rodney Square annual asset-based fees are determined on an average daily total asset basis, and are subject to prescribed fixed minimums.

	Transfer Agency Agreement. Rodney Square serves as Transfer Agent and Dividend Paying Agent for each Portfolio of the Fund pursuant to a Transfer Agency Agreement with the Fund.

	 Investment Management Expenses. The Fund and the Trust each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under the federal securities laws and the cost of any notice filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Series are so allocated, and expenses which are not allocable to a particular Portfolio or Series are borne by each Portfolio or Series on the basis of its relative net assets.

                       	DISTRIBUTION PLAN

	The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), whereby it may reimburse Rodney Square Distributors, Inc. (the "Distributor") or others for expenses actually incurred by the Distributor or others in the promotion and distribution of the Fund's S Class Shares. These expenses include, but are not limited to, the printing of prospectuses and reports used for sales purposes, the preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, including payments to securities dealer and others participating in the sale and servicing of S Class Shares. The maximum amount which the Fund may pay to the Distributor and others (and which the Distributor may re-allow to securities dealers and others participating in the sale of shares) for such distribution expenses is 0.25% per annum of average daily net assets of a Portfolio's S Class payable on a monthly basis. All expenses of distribution and marketing in excess of 0.25% per annum will be borne by the Advisor. The 12b-1 Plan also covers any payments made by the Fund, the Manager, the Distributor, or other parties on behalf of the Fund, the Advisor, the Manager, or the Distributor, to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of S Class Shares issued by the Fund within the context of Rule 12b-1.

         	DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

	The Portfolios seek to achieve their investment objectives by investing all of their investable assets in a corresponding Series of shares of the Trust. Each Series is classified as a partnership for U.S. federal income tax purposes. A Portfolio is allocated its proportionate share of the income and realized and unrealized gains and losses of its corresponding Series.

	Each Portfolio of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, each Portfolio will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

	Dividends paid by a Portfolio with respect to its K Class Shares and S Class Shares are calculated in the same manner and at the same time. Both K Class and S Class Shares of a Portfolio will share proportionally in the investment income and expenses of the Portfolio, except that the per share dividends of S Class Shares will ordinarily be lower than the per share dividends of K Class Shares as a result of the distribution expenses charged to S Class Shares.

	Dividends consisting of substantially all of the ordinary income of each Portfolio, except the Kiewit Equity Portfolio, are declared daily and are payable to shareholders of record at the time of declaration. Such dividends are paid on the first business day of each month. Net capital gains distributions, if any, will be made annually. The Fund's policy is to distribute substantially all net investment income from the Kiewit Equity Portfolio, together with any net realized capital gains annually.

	Shareholders of the Fund will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless as to each Portfolio, upon written notice to the Fund's Transfer Agent, Rodney Square, the shareholder selects one of the following options:  (i) Income Option -- to receive income dividends in cash and capital gains distributions in additional shares at net asset value; (ii) Capital Gains Option -- to receive capital gains distributions in cash and income dividends in additional shares at net asset value; or (iii) Cash Option -- to receive both income
dividends and capital gains distributions in cash.   If a
shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

	Distributions paid by a Portfolio from long-term capital gains (which are allocated from a Series), whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Portfolio. The Portfolios (through the operation of the Series) do not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Portfolio are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

	Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

	A sale or redemption of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Portfolio's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

	The Portfolios may be required to report to the Internal Revenue Service ("IRS") any taxable dividend or other reportable payment (including share redemption proceeds) and withhold 31% of any such payments made to shareholders who have not provided a correct taxpayer identification number and made certain required certifications. A shareholder may also be subject to backup withholding if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding for previous under-reporting of interest or dividend income.

	Shareholders of the Portfolios who are not U.S. persons for purposes of federal income taxation, should consult with their financial or tax advisors regarding the applicability of U.S. withholding and other taxes to distributions received by them from the Portfolios and the application of foreign tax laws to these distributions. Shareholders should also consult their tax advisors with respect to the applicability of any state and local intangible property or income taxes to their shares of the Portfolios and distributions and redemption proceeds received from the Portfolios.
 Shareholders who hold shares of a Portfolio in an employer-sponsored 401(k) or profit sharing plan, or other tax-advantaged plan, such as an IRA, should read their plan documents with respect to options available for receipt of dividends and federal tax treatment of transactions involving such shares.

	The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.


                       	PURCHASE OF SHARES

	After you open an account with the Fund, you may purchase S Class Shares by (a) writing to the Fund and enclosing your check as payment or (b) by calling (800) 2KIEWIT to arrange for payment by wire transfer.

	To Open an Account. Send a completed application form by regular mail to Kiewit Mutual Fund, c/o Rodney Square, P.O. Box 8987, Wilmington, DE 19899, or by express mail to Kiewit Mutual Fund, c/o Rodney Square, 1105 N. Market Street, Wilmington, DE 19801. You may request an application form by calling (800) 2KIEWIT.

	To Purchase by Mail. Your initial purchase may be indicated on your application. For additional purchases, you may send the Fund a simple letter or use order forms supplied by the Fund.
Please enclose your check drawn on a U.S. bank payable to "Kiewit Mutual Fund." Please indicate the amount to be invested in each Portfolio and your Portfolio account number.

	To Purchase by Wire Transfer: Please call the Fund at (800) 2KIEWIT to make specific arrangements before each wire transfer. Then, instruct your bank to wire federal funds to Rodney Square Management Corporation, c/o Wilmington Trust Company, Wilmington,
DE -- ABA #0311-0009-2, attention: Kiewit Mutual Fund, DDA# 2648-0337, further credit -- your account number, the desired Portfolio and class of shares and your name.

	Minimum Initial Investment. The minimum initial investment is $10,000, but subsequent investments may be made in any amount.

	Purchase Price and Timing. S Class Shares of each Portfolio are offered at their net asset value next determined after a purchase order is received and accepted. Purchase orders received by and accepted before the close of regular trading on the New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time, on any Business Day of the Fund will be priced at the net asset value per share that is determined as of the close of regular trading on the NYSE. However, purchase orders for shares of the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio received and accepted before 2:00 p.m., Eastern time, on any Business Day of the Fund will be priced at the net asset value per share that is determined at 2:00 p.m., Eastern time. (See "Valuation Of Shares.") Purchase orders received and accepted after those daily deadlines will be priced as of the deadline on the following Business Day of the Fund. A "Business Day of the Fund" is any day on which the NYSE and Federal Reserve Bank are open for business. The Fund and RSD each reserves the right to reject any purchase order and may suspend the offering of shares of any Portfolio for a period of time.

	In Kind Purchases. If accepted by the Fund, S Class Shares of each Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio and its corresponding Series of the Trust as described in the Statement of Additional
Information. Please contact Rodney Square about this purchase method.

                   	SHAREHOLDER ACCOUNTS

	Shareholder Inquiries. Shareholder inquiries may be made by writing the Fund at 1100 North Market Street, Wilmington, DE 19890 or calling (800) 2KIEWIT.

	Shareholder Statements. The Fund will mail a statement at least quarterly showing all purchases, redemptions and balances in each Portfolio. Shareholdings are expressed in terms of full and fractional shares of each Portfolio rounded to the nearest 1/1000th of a share. In the interest of economy and convenience, the Portfolios do not issue share certificates.

	Individual Retirement Accounts. Shares of the Portfolios may be purchased for a tax-deferred retirement plan such as an individual retirement account ("IRA"). For an IRA Application, call Rodney Square at (800) 2KIEWIT. Wilmington Trust Company ("WTC") provides IRA custodial services for each shareholder account that is established as an IRA. For these services, WTC receives an annual fee of $10.00 per account, which fee is paid directly to WTC by the IRA shareholder. If the fee is not paid by the date due, Portfolio shares owned by the IRA shareholder will be redeemed automatically for purposes of making the payment.

	Non-Individual Accounts. Corporations, partnerships, fiduciaries and other non-individual investors may be required to furnish certain additional documentation to make purchases, exchanges and redemptions.

	Minimum Account Size. Due to the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to automatically close any account with a current value of less than $5,000 by involuntarily redeeming all shares in the account and mailing the proceeds to the shareholder. Shareholders will be notified if their account value is less than $5,000 and will be allowed 60 days in which to increase their account balance to $5,000 or more to prevent the account from being closed.
Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                      	VALUATION OF SHARES

	The net asset values per share of each Portfolio's S Class Shares and shares of each corresponding Series are calculated by dividing the total market value of the corresponding Series' investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio or Series. The value of the shares of each Series will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios will fluctuate in relation to the investment experience of the Trust Series in which such Portfolios invest. On each Business Day of the Fund, net asset value is determined as of the close of business of the NYSE, usually 4:00 p.m. Eastern time; except for the Kiewit Money Market Portfolio and Kiewit Government Money Market Portfolio, which is determined at 2:00 p.m., Eastern time. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees.

	Money market instruments with a maturity of more than 60 days are valued at current market value, as discussed above. Money market instruments with a maturity of 60 days or less are valued at their amortized cost, which the Board of Trustees has determined in good faith constitutes fair value for purposes of complying with the 1940 Act. This valuation method will continue to be used until such time as the Trustees determine that it does not constitute fair value for such purposes.

	The net asset value of the shares of each Portfolio, except the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio, will fluctuate in relation to its own investment experience. The Kiewit Money Market Portfolio and Kiewit Government Money Market Portfolio will attempt to maintain a stable net asset value of $1.00 per share.

	The offering price of shares of each Portfolio is the net asset value next determined after the purchase order is received and accepted; no sales charge or reimbursement fee is imposed.

                      	EXCHANGE OF SHARES

	You may exchange all or a portion of your S Class Shares in a Portfolio for S Class Shares of any other Portfolio of the Fund that currently offers its shares to investors. A redemption of shares through an exchange will be effected at the net asset value per share next determined after receipt by the Fund of the request, and a purchase of shares through an exchange will be effected at the net asset value per share next determined.

	Exchange transactions will be subject to the minimum initial investment and other requirements of the Portfolio into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's Portfolio account of less than $5,000.

	To obtain more information about exchanges, or to place exchange orders, contact the Fund. The Fund, on behalf of the Portfolios, reserves the right to terminate or modify the exchange offer described here. This exchange offer is valid only in those jurisdictions where the sale of the Portfolio's shares to be acquired through such exchange may be legally made.

                     	REDEMPTION OF SHARES

	You may redeem S Class Shares by mailing instructions to the Fund or calling the Fund at (800) 2KIEWIT. The Fund will promptly mail you a check or wire transfer funds to your bank, as described below.

	To Redeem By Mail: You may send written instructions, with signature guarantees, by regular mail to: Kiewit Mutual Fund, c/o Rodney Square Management Corporation, P.O. Box 8987, Wilmington, DE 19899-9752, or by express mail to Kiewit Mutual Fund, c/o Rodney Square Management Corporation, 1105 N. Market Street, Wilmington, DE 19801. The instructions should indicate the Portfolio from which shares are to be redeemed, the number of shares or dollar amount to be redeemed, the Portfolio account number and the name of the person in whose name the account is registered. A signature and a signature guarantee are required for each person in whose name the account is registered. A signature may be guaranteed by an eligible institution acceptable to the Fund, such as a bank, broker, dealer, municipal securities dealer, government securities dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association.

	To Redeem By Telephone: If you want to redeem your shares by telephone you must elect to do so by checking the appropriate box of your initial Application or by calling the Fund at (800) 2KIEWIT to obtain a separate application for telephone redemptions. In order to redeem by telephone, you must call the Fund Monday through Friday during normal business hours of 9 a.m. to 4 p.m., Eastern time, and indicate your name, Kiewit Mutual Fund, the Portfolio's name, your Portfolio account number and the number of shares you wish to redeem. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses to a shareholder due to unauthorized or fraudulent telephone transactions. If the Fund, the Manager, the Transfer Agent or any of their employees fails to abide by their procedures, the Fund may be liable to a shareholder for losses he/she suffers from any resulting unauthorized transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement.
In the event that you are unable to reach the Fund by telephone, you may make a redemption request by mail.

	Additional Redemption Information. You may redeem all or any part of the value of your account on any Business Day. Redemptions are made at the net asset value next calculated after the Fund has received and accepted your redemption request. (See "Valuation Of Shares.") The Fund imposes no fee when shares are redeemed.

	Redemption checks are mailed on the next Business Day of the Fund following acceptance of redemption instructions but in no event later than 7 days following such receipt and acceptance. Amounts redeemed by wire from each Portfolio, except the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio, are normally wired on the next business day after acceptance of redemption instructions (if received by Rodney Square before the close of regular trading on the NYSE or 2:00 p.m.
Eastern time, for the Kiewit Money Market Portfolio and the Kiewit Government Money Market Portfolio). In no event are redemption proceeds wired later than 7 days following such receipt and acceptance. If the shares to be redeemed were purchased by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).

	Redemption proceeds exceeding $10,000 may be wired to your predesignated bank account in any commercial bank in the United States. The receiving bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or, for amounts of less than $10,000, mailed to your Portfolio account address of record if the address has been established for a minimum of 60 days. In order to authorize the Fund to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the application for telephone redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account which you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when shares are held by a corporation, partnership, fiduciary or other non-individual investor.

	For more information on redemption services, call the Fund at
(800) 2KIEWIT.

	Redemption Policies. Redemption payments in cash will ordinarily be made within seven days after receipt of the redemption request in good form. However, the right of redemption may be suspended or the date of payment postponed in accordance with the 1940 Act. The amount received upon redemption may be more or less than the amount paid for the shares depending upon the fluctuations in the market value of the assets owned by the Portfolio. If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of any Portfolio to make a particular payment in cash, the Fund may pay all or part of the redemption price by distributing portfolio securities from the Portfolio of the shares being redeemed in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

                    	PERFORMANCE INFORMATION

	From time to time, performance information, such as yield or total return for a Portfolio, may be quoted in advertisements or in communications to shareholders. Performance quotations represent past performance and should not be considered as representative of future results. The current yield will be calculated by dividing the net investment income earned per share during the period stated in the advertisement (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the closing net asset value per share on the last day of the period and annualizing the result on a semi-annual compounded basis. A Portfolio's total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in a Portfolio. Aggregate total return reflects the total percentage change in value of an investment in the Portfolio over the stated period.

	The principal value of an investment in a Portfolio will fluctuate so that an investor's shares when redeemed, may be worth more or less than the investor's original cost. Performance will be calculated separately for K Class and S Class Shares. The K Class Shares have different expenses from the S Class Shares which may affect performance.

	Further information about the performance of each Portfolio and Class is included in the Fund's Annual Report to Shareholders which may be obtained without charge by contacting the Fund at
(800) 2KIEWIT.

                     	GENERAL INFORMATION

	The Fund, formerly named "Kiewit Institutional Fund", issues two separate classes of shares of beneficial interest for each Portfolio with a par value of $.01 per share. The shares of each Portfolio, when issued and paid for in accordance with the Fund's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

	The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that the S Class Shares bear distribution plan expenses, and have exclusive voting rights with respect to the Rule 12b-1 Distribution Plan pursuant to which the distribution fee may be paid. The two classes have different exchange privileges. See "Exchange Of Shares." The net income attributable to S Class Shares and the dividends payable on S Class Shares will be reduced by the amount of the distribution fees; accordingly, the net asset value of the S Class Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

	Shareholders shall have the right to vote only (i) for removal of Trustees, (ii) with respect to such additional matters relating to the Fund as may be required by the applicable provisions of the 1940 Act, including Section 16(a) thereof, and (iii) on such other matters as the Trustees may consider necessary or desirable. In addition, the shareholders of each Portfolio will be asked to vote on any proposal to change a fundamental investment policy (i.e. a policy that may be changed only with the approval of shareholders) of that Portfolio. All shares of the Fund entitled to vote on a matter shall vote without differentiation between the separate Portfolios on a one-vote-per-share basis; provided however, if a matter to be voted on does not affect the interests of all Portfolios, then only the shareholders of each affected Portfolio shall be entitled to vote on the matter. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per Portfolio basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio then in existence. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that meetings of shareholders shall be called for the purpose of voting upon the question of removal of one or more Trustees upon the written request of the holders of not less than 10% of the outstanding shares.

	Kiewit Investment Trust was organized as a Delaware business trust on January 23, 1997. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of a Feeder Portfolio in a Series of the Trust at any time, if the Board of Trustees of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Trustees of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

	Whenever a Feeder Portfolio, as an investor in its corresponding Trust Series, is asked to vote on a shareholder proposal, the Fund will hold a special meeting of the Feeder Portfolio's shareholders to solicit their votes with respect to the proposal. The Trustees of the Fund will then vote the Feeder Portfolio's shares in the Series in accordance with the voting instructions received from the Feeder Portfolio's shareholders.
The Trustees of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment.

	Peter Kiewit Sons', Inc., a Delaware corporation with principal offices at 1000 Kiewit Plaza, Omaha, NE 68131, is the direct or indirect parent of shareholders of more than 25% of the voting securities of each Portfolio and therefore may be deemed to control each Portfolio.


	APPENDIX - DESCRIPTION OF RATINGS


Description of Bond Ratings - Moody's Investors Services, Inc.
("Moody's") description of its bond ratings are:


Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
 While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there maybe other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
 Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.



Standard & Poor's Ratings Group's ("S&P") description of its bond ratings are:


AAA--The highest degree of safety with overwhelming repayment capacity.

AA--Very high degree of safety with very strong capacity for repayment. These issues differ from higher rated issues only in a small degree.

A--A strong degree of safety and capacity for repayment, but these issues are somewhat more susceptible in the long term to adverse economic conditions than those rated in higher categories.

BBB--A satisfactory degree of safety and capacity for repayment, but these issues are more vulnerable to adverse economic conditions or changing circumstances than higher-rated issues.

BB--This designation reflects less near-term vulnerability to default than other speculative issues. However, the issues face major ongoing uncertainties or exposures to adverse economic or financial conditions threatening capacity to meet interest and principal payments on a timely basis.

B--This designation indicates that the issues have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity to pay interest and repay principal.

CCC--Issues rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely interest and principal repayments. Adverse business, financial, or economic developments would render repayment capacity unlikely.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

Description of Commercial Paper Ratings

The rating A-1 is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 has the following characteristics:
 (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated "A" or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and the appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

KIEWIT MUTUAL FUND
1000 Kiewit Plaza
Omaha, NE  68131-3344
Telephone:  (800) 2KIEWIT

Investment Advisor
KIEWIT INVESTMENT MANAGEMENT CORP.
1000 Kiewit Plaza
Omaha, NE  68131-3344

Custodian
WILMINGTON TRUST COMPANY
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-0001

Administrator and Transfer Agent
RODNEY SQUARE MANAGEMENT CORPORATION
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-0001

Distributor
RODNEY SQUARE DISTRIBUTORS, INC.
Rodney Square North, 1100 N. Market Street
Wilmington, DE  19890-00014





                            Kiewit Mutual Fund

                             K CLASS SHARES

                 1000 Kiewit Plaza, Omaha, NE  68131-3344
                         Telephone:  (800) 2KIEWIT

                    STATEMENT OF ADDITIONAL INFORMATION

                            October 31, 1997


	This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of Kiewit Mutual Fund (the "Fund"), relating to the Fund's K Class Shares, dated October 31, 1997, which can be obtained from the Fund by writing to the Fund at the above address or by calling the above telephone number.


                             TABLE OF CONTENTS

                                                            	Page

HISTORY 	                                                      2

INVESTMENT LIMITATIONS AND POLICIES	                           2

MANAGEMENT OF THE FUND	                                        5

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 	          10

BROKERAGE TRANSACTIONS	                                        14

PURCHASE AND REDEMPTION OF SHARES	                             14

TAX MATTERS 	                                                  17

CALCULATION OF PERFORMANCE DATA	                               18

OTHER INFORMATION	                                             24

FINANCIAL STATEMENTS	                                          24


                                HISTORY

	Kiewit Institutional Fund was organized as a Delaware business trust on June 1, 1994. The name of the trust was changed to Kiewit Mutual Fund on October 7, 1994.

                   INVESTMENT LIMITATIONS AND POLICIES

	The following information supplements the information set forth in the prospectus under the caption "Investment Objectives
And Policies."  The following information applies to the Feeder
Portfolios and to the corresponding Trust Series.

Fundamental Limitations - All Portfolios

	Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

	The Portfolios either directly or indirectly through their investment in the Series of the Trust will not: (1) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer, provided that this restriction applies to 100% of the total assets of the Kiewit Money Market Portfolio; (2) borrow, except that a Portfolio may borrow from banks for temporary or emergency purposes or to pay redemptions and then, in no event, in excess of 33% of its net assets and a Portfolio may pledge not more than 33% of such assets to secure such loans; (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (2) above; (4) invest more than 15% of the value of the Portfolio's net assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; (5) invest its assets in securities of any investment company in excess of the limits set forth in the Investment Company Act of 1940 (the "1940 Act") and rules thereunder, except in connection with a merger, acquisition of assets, consolidation or reorganization; (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; (7) engage in the business of underwriting securities issued by others, except that, in connection with the disposition of a security, a Portfolio may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933 (the "1933 Act"); (8) purchase or sell commodities except that each Portfolio may purchase or sell financial futures contracts and options thereon; (9) invest in real estate, including limited partnership interests therein, although they may purchase and sell securities which deal in real estate and securities which are secured by interests in real estate; (10) purchase securities on margin or sell securities short, except that a Portfolio may satisfy margin requirements with respect to futures transactions; and (11) make loans, except that this restriction shall not prohibit (a) the purchase of obligations customarily purchased by institutional investors, (b) the lending of Portfolio securities or (c) entry into repurchase agreements.

	The investment limitations described above do not prohibit each Feeder Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company such as the Series of the Trust. The investment policies and limitations of each Series are the same as those of the corresponding Feeder Portfolio.

	For the purposes of (4) above, each Portfolio (indirectly through its investment in the corresponding Trust Series) may invest in commercial paper that is exempt from the registration requirements of the 1933 Act subject to the requirements regarding credit ratings stated in the prospectus under "Investment Objectives And Policies." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios (indirectly through their investment in the corresponding Trust Series) may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in
(4) above. While maintaining oversight, the Board of Trustees has delegated the day-to-day function of making liquidity determinations to Kiewit Investment Management Corp. (the "Manager"). For Rule 144A securities to be considered liquid, there must be at least one dealer making a market in such securities. After purchase, the Board of Trustees and the Manager will continue to monitor the liquidity of Rule 144A securities. There is no limit on the Portfolios' (indirectly though their investment in the corresponding Series) investment in Rule 144A securities that are determined to be liquid.

	For the purposes of (6) above, (i) utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry; and (ii) the Kiewit Money Market Portfolio (indirectly through its investment in the corresponding Series) may invest more than 25% of the value of its total assets in obligations of U.S. banks, such as certificates of deposits, time deposits and bankers' acceptances. The banks must have total assets exceeding one billion dollars.

Non-Fundamental Limitations - All Portfolios

	The following policies are non-fundamental and may be changed by the Board of Trustees, without shareholder approval:

	The Portfolios (indirectly through their investment in the corresponding Series) will not: (1) invest for the purpose of exercising control over management of any company or (2) acquire more than 10% of the voting securities of any issuer.

Non-Fundamental Policies - Kiewit Bond Portfolios

	The following policies are non-fundamental and may be changed by the Board of Trustees, without shareholder approval:

	The Kiewit Short-Term Government, Kiewit Tax-Exempt and Kiewit Intermediate-Term Bond Portfolios (each referred to herein as a "Kiewit Bond Portfolio"), through their investment in the corresponding Series, may invest in obligations that permit repayment of the principal amount of the obligation prior to maturity. Variable and floating rate obligations are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. Standby commitments, which are similar to a put, give a Kiewit Bond Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by a Kiewit Bond Portfolio at a specified price. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals. A Kiewit Bond Portfolio will purchase these types of instruments primarily for the purpose of increasing the liquidity of its portfolio.

	New issues of bonds are often issued on a "when-issued" basis, which means that actual payment for the delivery of the securities generally takes place 15 to 45 days after the purchase date. During this period, a Kiewit Bond Portfolio bears the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued securities. To alleviate this risk, each Kiewit Bond Portfolio does not intend to invest more than 5% of its assets in when-issued securities.

	A Kiewit Bond Portfolio also may invest up to 5% of its assets in zero coupon bonds or "strips." Zero coupon bonds do not make regular interest payments, rather they are sold at a discount from face value. Principal and accretive discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but are otherwise comparable to zero coupon bonds. The market values of zero coupon bonds and strips generally fluctuate in response to changes in interest rates to a greater degree than interest paying securities of comparable term and quality. The strips in which a Kiewit Bond Portfolio may invest may or may not be a part of the U.S. Treasury Separately Traded Registered Interest and Principal Securities program. Each Kiewit Bond Portfolio may also purchase inverse floaters, which are instruments whose interest bears an inverse relationship to the interest rate on another security.

	Generally, a Kiewit Bond Portfolio's average maturity will tend to be shorter when the Manager expects interest rates to rise and longer when it expects interest rates to decline.

Portfolio Turnover

	The portfolio turnover rates for the fiscal year ended June 30, 1996, for the Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio and Kiewit Equity Portfolio and for the year ended June 30, 1997 for the Kiewit Short-Term Government Series, Kiewit Intermediate-Term Bond Series, Kiewit Tax-Exempt Series and Kiewit Equity Series were as follows:

Name                             June 30, 1997        June 30, 1996

Short-Term Government              	44.24%                57.52%

Intermediate-Term Bond             	51.57%                86.06%

Tax-Exempt                         	62.70%              	100.61%

Equity                             	26.33%               16.95%



	In the current fiscal year, the portfolio turnover rate of each of the Kiewit Short-Term Government, Kiewit Intermediate-Term Bond and Kiewit Tax-Exempt Series is not expected to exceed 100%. The annual portfolio turnover rate of the Kiewit Equity Series is not expected to exceed 75%. Generally, securities held by the Kiewit Equity Series will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities held by the Kiewit Equity Series will be purchased with the expectation that they will be held for longer than one year.


                          	MANAGEMENT OF THE FUND

Trustees and Officers

	The names, addresses and ages of the trustees and officers of the Fund and a brief statement or their present positions and principal occupations during the past five years is set forth below. Trustees who are deemed to be "interested persons" as defined in the 1940 Act are indicated by an asterisk (*).

Ann C. McCulloch*
1000 Kiewit Plaza
Omaha, NE  68131-3344

Ms. McCulloch, age 39, is Chairman, President and a Trustee of the Fund and Kiewit Investment Trust, President of the Manager and Vice President and Treasurer of PKS. From 1989 to 1993, Ms. McCulloch was Treasurer and Vice President of Central Maine Power in Augusta, ME.



George Lee Butler*
1000 Kiewit Plaza
Omaha, NE  68131-3344

Mr. Butler, age 58, is a Trustee of the Fund and Kiewit Investment Trust. From 1991 to March 1994, Mr. Butler was Commander-in-Chief of the U.S. Strategic Command and from 1989 to 1994 was Director, Strategic Plans and Policy, for the U.S. Joint Chiefs of Staff.


Lawrence B. Thomas
One ConAgra Drive
Omaha, NE  68102

Mr. Thomas, age 61, is a Trustee of the Fund and Kiewit Investment Trust, and Senior Vice-President. He retired in October 1996, after having served in numerous financial positions at ConAgra, Inc. (an international food company) including Treasurer, Secretary, Risk Officer, and Senior Vice President-Finance (Principal Financial Officer). In his thirty-six years at ConAgra, he also served as director and officer of numerous of its subsidiaries.


Robert H. Arnold
152 W. 57th Street, 44th Floor
New York, NY  10019

Mr. Arnold, age 53, is a Trustee of the Fund and Kiewit Investment Trust. In 1989, Mr. Arnold founded, and currently co-manages, R. H. Arnold & Co., Inc., an investment banking company.
 Prior to forming R. H. Arnold & Co., Inc., Mr. Arnold was Executive Vice President and a director to Cambrian Capital Corporation, an investment banking firm he co-founded in 1987.


Livingston G. Douglas*
1000 Kiewit Plaza
Omaha, NE  68131

Mr. Douglas, age 37, is Chief Financial Officer, Vice President and Treasurer of the Fund and Kiewit Investment Trust and Chief Investment Officer and Vice President of the Manager. From 1993 to July 1997, Mr. Douglas was Senior Fixed-Income Portfolio Manager and Director of Fixed-Income Research for Investment
Advisers, Inc.   From 1987 to 1993,  Mr. Douglas was Senior
Fixed-Income Portfolio Manager and Director of Quantitative
Research.


Brian J. Mosher
1000 Kiewit Plaza
Omaha, NE  68131-3344

Mr. Mosher, age 40, is a Vice President of the Fund and Kiewit
Investment Trust, and a Vice President of the Manager. From March 1989 to December 1994, Mr. Mosher served as Investment Manager of
Meridian Mutual Insurance Company in Indianapolis, Indiana.


Kenneth D. Gaskins, Esquire
1000 Kiewit Plaza
Omaha, NE  68131-3344

Mr. Gaskins, age 51, is Secretary of the Fund and Kiewit Investment Trust, Assistant Secretary of the Manager, and Corporate Counsel of Kiewit Diversified Group Inc.


	The fees and expenses of the Trustees who are not "interested persons" of the Fund ("Independent Trustees"), as defined in the 1940 Act, are paid by each Portfolio. For the fiscal year ended
June 30, 1997, such fees amounted to $27,500 for the Fund and $15,000 for the Trust. The following table shows the fees paid during the fiscal year to the Independent Trustees for their service to the Fund.


                        Compensation Table

                           Aggregate             Total Compensation
                      Compensation from the         from the Fund
                             Fund                       Complex

Independent Trustee

John J. Quindlen*           $12,500                    $17,500

Lawrence B. Thomas          $12,500                    $17,500

Robert H. Arnold*           $ 2,500                    $ 5,000

* On March 7, 1997, John J. Quindlen resigned as a Trustee of the Fund and the Trust. At that time Mr. Arnold was appointed a Trustee of both the Fund and the Trust.

	On September 30, 1997, the Trustees and officers of the Fund, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of the Portfolios.


Investment Manager

	For the services it provides as investment manager to each Portfolio's corresponding Series of the Trust, the Manager is paid a monthly fee calculated as a percentage of average net assets of the corresponding Series. Pursuant to the investment management agreements, the manager's fees for the fiscal years ended June 30, 1997 and 1996 and for the period ended 1995, would have been the following:

                             1997          1996         1995
                            (000)          (000)        (000)

Kiewit Money Market
Portfolio                 $833,621**      $843,989     $436,236

Kiewit Short-Term
Government Portfolio      $434,306**      $492,172     $332,931

Kiewit Intermediate-Term
Portfolio                 $544,147**      $563,114     $624,955

Kiewit Tax-Exempt
Portfolio                 $445,922**      $499,823     $331,508

Kiewit Equity Portfolio   $517,000**      $354,646     $ 35,890

** Includes manager's fees payable by the Portfolio's corresponding Series of the Trust, commencing March 3, 1997, pursuant to the Series' investment advisory agreements.


	The Manager has agreed to waive all or a portion of its advisory fee for each Portfolio's corresponding Series and to assume certain expenses of the Portfolios and Series. This undertaking, which is not contained in the investment management agreements, may be amended or rescinded in the future. During the fiscal year ended June 30, 1997 and 1996 and the period ended June 30, 1995, the Manager waived the following amounts to the Portfolios and, commencing March 3, 1997, their corresponding
Series:

Name                              1997         1996          1995

Kiewit Money Market Portfolio   $334,909     $298,011     $  70,100

Kiewit Short-Term Government
Portfolio                        211,769      219,505        92,745

Kiewit Intermediate-Term Bond
Portfolio                         92,541       86,597       117,862

Kiewit Tax-Exempt Portfolio       70,323       57,267       121,067

Kiewit Equity Portfolio          109,204      126,289        90,032


	Each investment management agreement is in effect for a
period of two years.   Thereafter, each agreement may continue in
effect for successive annual periods, provided such continuance is specifically approved at least annually by a vote of the Trust's Board of Trustees or, by a vote of the holders of a majority of a Series' outstanding voting securities, and in either event by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust), cast in person at a meeting called for that purpose. An investment management agreement may be terminated without penalty at any time by the Series or by the Manager on 60 days' written notice and will automatically terminate in the event of its assignment as defined in the 1940 Act.


Distributor

	Rodney Square Distributors, Inc. ("RSD") serves as the Distributor of each Portfolio's K Class Shares pursuant to a Distribution Agreement with the Fund. Under the terms of the Distribution Agreement, RSD agrees to assist in securing purchasers for shares of the Portfolios. RSD will receive no compensation for distribution of K Class Shares of the Portfolios, except for reimbursement of out-of-pocket expenses.

	The Distribution Agreement provides that RSD, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Portfolio K

Class Shares.

	The Distribution Agreement, dated February 19, 1997, continues in effect for a period of two years. Thereafter, the agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment. The Agreement is also terminable without payment of any penalty with respect to each Portfolio either (i) by the Fund (by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Fund) on sixty (60) days' written notice to RSD; or (ii) by RSD on sixty (60) days' written notice to the Fund.


          CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

	As of September 30, 1997, the following shareholders were known to own of record more than 5% of the total outstanding shares of the Money Market Portfolio:

    	Name and Address		          			Percentage Ownership

		Kiewit Coal Properties Inc.            		15.73%
		1000 Kiewit Plaza
		Omaha, NE  68131

		Wasatch Constructors		                   14.05%
		1000 Kiewit Plaza
		Omaha, NE  68131

		Kiewit Diversified Group Inc.		          12.18%
		1000 Kiewit Plaza
		Omaha, NE  68131

 	Kiewit Construction Company	             	7.20%
		1000 Kiewit Plaza
		Omaha, NE  68131

		Kiewit-Granite, Joint Venture		           6.35%
		1000 Kiewit Plaza
		Omaha, NE  68131

		Kiewit Diversified Holdings Inc.		        5.09%
		1000 Kiewit Plaza
		Omaha, NE  68131


	As of September 30, 1997, the following shareholders were known to own of record more than 5% of the total outstanding shares of the Short-Term Government Portfolio:

    	Name and Address		              			Percentage Ownership


     Kiewit Diversified Holdings Inc.		     39.60%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Kiewit Diversified Group 		            21.58%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Continental Holdings Inc.		             8.21%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Peter Kiewit Sons', Inc.		              8.07%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Kiewit Coal Properties Inc.		           7.37%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Northern Trust Company as Trustee		     6.73%
     For Continental Kiewit Inc. Pension Plan
     ATTN Curtis Pence
     P.O. Box 92956
     Chicago, IL  60675-2956



	As of September 30, 1997, the following shareholders were known to own of record more than 5% of the total outstanding shares of the Intermediate-Term Bond Portfolio:

    	Name and Address		            			Percentage Ownership

     Continental Holdings Inc.		           26.84%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Kiewit Diversified Holdings Inc.	     20.87%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Northern Trust Company as Trustee		   17.53%
     for Continental Kiewit Inc. Pension Plan
     ATTN Curtis Pence
     P.O. Box 92956
     Chicago, IL  60675-2956

     Decker Coal Reclamation		             16.99%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Kiewit Diversified Group Inc.		        8.94%
     1000 Kiewit Plaza
     Omaha, NE  68131


	As of September 30, 1997, the following shareholders were known to own of record more than 5% of the total outstanding shares of the Tax-Exempt Portfolio:

    	Name and Address		            			Percentage Ownership

     KMI Continental Lease 1, Inc.		        95.01%
     1000 Kiewit Plaza
     Omaha, NE  68131


	As of September 30, 1997, the following shareholders were known to own of record more than 5% of the total outstanding shares of the Equity Portfolio:

    	Name and Address	              				Percentage Ownership

     Northern Trust Company as Trustee		       28.48%
     For Continental Kiewit Inc. Pension Plan
     ATTN Curtis Pence
     P.O. Box 92956
     Chicago, IL  60675-2956

     Decker Coal Reclamation		                 24.99%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Wilmington Trust Co. as Trustee		         24.61%
     For Kiewit Construction Group Inc.
     Retirement Savings Plan
     1100 N. Market Street
     Wilmington, DE  19890

     Kiewit Diversified Group Inc.		            8.31%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Wilmington Trust Co. as Trustee	           6.30%
     For Decker Coal Company Pension Plan
     1100 N. Market Street
     Wilmington, DE  19890


	Peter Kiewit Sons', Inc., a Delaware corporation with principal offices at 1000 Kiewit Plaza, Omaha, NE 68131, is the direct or indirect parent of shareholders of more than 25% of the voting securities of each Portfolio and therefore may be deemed to control each Portfolio.

                       BROKERAGE TRANSACTIONS

	Brokerage transactions will be placed with a view to receiving the best price and execution. Each Portfolio's corresponding Series will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Manager monitors the performance of brokers which effect transactions for each Series to determine the effect that the Series' trading has on the market prices of the securities in which they invest. Transactions also may be placed with brokers who provide the Manager with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. Each Series' Investment Management Agreement permits the Manager knowingly to pay commissions on such transactions which are greater than another broker might charge if the Manager, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Manager's overall responsibilities to the Trust.

	Prior to February 28, 1997, the individual Portfolios sought to achieve their investment objectives by purchasing and managing their own investment portfolios. As a consequence, the Portfolios incurred brokerage commissions directly rather than indirectly through their investment in the corresponding Series. During the fiscal year ended June 30, 1997, the Kiewit Short-Term Government Series, , the Kiewit Intermediate-Term Bond Series and the Kiewit Tax-Exempt Series paid no brokerage commissions. The Kiewit Equity Series paid $28,600 in brokerage commissions for the period March
3, 1997 to June 30, 1997.  The Kiewit Equity Portfolio paid
$32,578 in brokerage commissions for the fiscal year ended June 30, 1997, $82,485 for the fiscal year ended June 30, 1996 and $34,515 for the period ended June 30, 1995.

                  	PURCHASE AND REDEMPTION OF SHARES

	The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

	The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the New York Stock Exchange (the "NYSE") is closed, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "SEC"), (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

	The valuation of the securities held by the Kiewit Money Market Series and the Kiewit Government Money Market Series (including any securities held in a separate account maintained for when-issued securities) is based upon their amortized costs which does not take into account unrealized capital gains or loses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price such Series would receive if they sold the instrument.
During periods of declining interest rates, the daily yields on shares of the Series computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Series resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Series would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Series would receive less investment income. The converse would apply in a period of rising interest rates.

	The Kiewit Money Market and Kiewit Government Money Market Series' use of amortized cost, which facilitates the maintenance of their corresponding Portfolios' per share net asset value of $1.00, is permitted by a rule adopted by the SEC, pursuant to which the Series must adhere to certain conditions.

	The Kiewit Money Market and Kiewit Government Money Market Series each must maintain a dollar-weighted average portfolio maturity of 90 days or less, only purchase instruments having remaining maturities of 397 calendar days or less, and invest only in those U.S. dollar-denominated instruments that the Manager has determined, pursuant to guidelines adopted by the Board of Trustees, present minimal credit risks and which are, as required by the federal securities laws (i) rated in one of the two highest rating categories as determined by nationally recognized statistical rating agencies, (ii) instruments deemed comparable in quality to such rated instruments, or (iii) instruments, the issuers of which, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, have received a rating within the two highest categories of nationally recognized statistical rating agencies. Securities subject to floating or variable interest rates with demand features in compliance with applicable rules of the SEC may have stated maturities in excess of 397 days. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Series' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Series' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard as necessary and appropriate, which may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redemptions of shares in kind, or establishing a net asset value per share by using available market quotations.

	In-Kind Purchases. If accepted by the Fund, shares of each Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolios or their corresponding Series, as described in this Statement of Additional Information. Please contact Rodney Square about this purchase method. Securities to be exchanged which are accepted by the Fund and Portfolio shares to be issued therefore will be valued, as set forth under "Valuation Of Shares," at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.

	The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Series) under the 1933 Act or under the laws of the country in which the principal market for such securities exists, or otherwise; (3) at the discretion of the Portfolio (or its corresponding Series), the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Series will not exceed 5% of the net assets of the corresponding Series immediately after the transaction; and (4) the Portfolio (or its corresponding Series) acquires the securities for investment and not for resale. In addition, nearly all of the securities accepted in an exchange must be, at the time of the exchange, eligible to be included in the Portfolio (or corresponding Series) whose shares are issued. Investors interested in such exchanges should contact the Manager.

                            TAX MATTERS

	The Internal Revenue Code of 1986, as amended (the "Code") imposes a nondeductible 4% excise tax on a regulated investment company which does not distribute to investors in each calendar year an amount equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gain net income (the excess of short and long-term capital gain over short and long-term capital loss) for the one-year period ending each October 31, and (iii) 100% of any undistributed ordinary income and capital gain net income from the prior year. Each Portfolio intends to declare and pay dividends and capital gain distributions in a manner to avoid imposition of the excise tax. Each Portfolio also intends to comply with other Code requirements such as (1) appropriate diversification of portfolio investments; (2) realization of 90% of annual gross income from dividends, interest, gains from sales of securities, or other "qualifying income," and (3) for each Portfolio's taxable year ending June 30, 1998, realization of less than 30% of gross income from gains on sale or other disposition of securities held less than three months.

	For any Portfolio that has a principal investment policy of investing in non-equity investments, it is anticipated that either none or only a small portion of that Portfolio's dividends will qualify for the corporate dividends received deduction. The portion of the dividends so qualified depends on the aggregate qualifying dividend income received by a Portfolio from domestic (U.S.) sources. To the extent that any Portfolio pays dividends which qualify for this deduction, the availability of the deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.

	The Fund in its sole discretion may accept securities in exchange for shares of a Portfolio. A gain or loss for federal income tax purposes may be realized by investors in a Portfolio who are subject to federal taxation upon the exchange. The amount of such gain or loss realized with respect to a security is measured by the difference between the fair market value of the contributed security on the date of contribution and its adjusted tax basis. Any loss realized on the exchange may be subject to certain provisions of the Code which either disallow the recognition of any such loss or result in a deferral of the time for recognizing such loss.


                  	CALCULATION OF PERFORMANCE DATA

	The performance of a Portfolio's classes of shares (or its corresponding Series) may be quoted in terms of its yield and its total return in advertising and other promotional materials ("performance advertisements"). Performance data quoted represents past performance and is not intended to indicate future performance. The investment return of an investment in the Portfolios and the principal value of an investment in any Portfolio except the Money Market Portfolio and the Government Money Market Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance of the Portfolios will vary based on changes in market conditions and the level of each Portfolio's expenses. These performance figures are calculated in the following manner:

	A.	Yield is the net annualized yield for a specified 7
calendar days calculated at simple interest rates. From time to time, the Money Market Portfolio and the Government Money Market Portfolio may advertise their yields. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

		The yield for the 7-day period ended June 30, 1997 was 5.48% for the Money Market Portfolio.

	B.	Effective Yield is the net annualized yield for a
specified 7 calendar days assuming reinvestment of income or compounding. From time to time the Money
Market Portfolio and the Government Money Market
Portfolio may advertise their effective yields.
Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

				Effective Yield = [(Base Period Return + 1) 365/7] - 1.

		The effective yield for the 7-day period ended June 30, 1997 was 5.64% for the Money Market Portfolio.

	C.	Tax-Equivalent Yield is the rate an investor would have
to earn from a fully taxable investment after taxes to
equal a Portfolio's tax-exempt yield.  From time to
time, the Tax-Exempt Portfolio may advertise its tax-
equivalent yield.  Tax-equivalent yield is computed by:
 (i) dividing that portion of a Portfolio's yield which
is tax-exempt by one minus a stated income tax rate; and
(ii) adding the product of that portion, if any, of the
Portfolio's yield that is not tax-exempt.  For purposes
of this formula, tax-exempt yield is a yield which is
exempt from federal income tax.

	The following table, which is based upon federal income tax rates in effect on the date of this Statement of Additional
Information, illustrates the yields that would have to be achieved on taxable investments to produce a range of hypothetical tax-equivalent yields:

                    Tax-Equivalent Yield Table
Federal Marginal
Income Tax Bracket     Tax-Equivalent Yields Based on Tax-Exempt Yields of:
                   4%    5%    6%    7%    8%    9%    10%    11%
28%               5.6   6.9   8.3   9.7   11.1  12.5  13.9   15.3
31%               5.8   7.2   8.7  10.1   11.6  13.0  14.5   15.9
36%               6.3   7.8   9.4  10.9   12.5  14.1  15.6   17.2
39.6%             6.6   8.3   9.9  11.6   13.2  14.9  16.6   18.2

	D.	Yield of the Short-Term Government Portfolio,
Intermediate-Term Bond Portfolio, and the Tax-Exempt
Portfolio is calculated by dividing the Portfolio's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

              YIELD = 2[((a-b)/cd + 1)6-1]

		Where:
      	a	=	dividends and interest earned during the period;
      	b	=	expenses accrued for the period (net of reimbursements);
      	c	=	the average daily number of shares outstanding during the
        			period that were entitled to receive dividends; and
      	d	=	the maximum offering price per share on the last day of the period.

The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

	Except as noted below, in determining interest earned during the period (variable "a" in the above formula), the interest earned on each debt instrument held by a Portfolio (or its corresponding Series) during the period is calculated by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Portfolio (or its corresponding Series), interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Portfolio.

	For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income.

	For the 30-day period ended June 30, 1997, the yields for the Short-Term Government Portfolio, Intermediate-Term Bond Portfolio and the Tax-Exempt Portfolio were 5.66%, 6.36% and 4.15%, respectively. The tax-equivalent yield for the same period for the Tax-Exempt Portfolio assuming a tax bracket of 28%, 31%, 36% and 39.6% was 5.76%, 6.01%, 6.48% and 6.87%, respectively.

	Since yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, a Portfolio's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Portfolio in the Fund's financial statements.
	Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. Nevertheless, the Portfolios' yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Portfolios' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Portfolios' holdings, thereby reducing the current yields of the Portfolios. In periods of rising interest rates, the opposite can be expected to occur.

	E.	Average Annual Total Return is the average annual
compound rate of return for the periods of one year, five years, ten years and the life of a Portfolio, where quotations reflect changes in the price of a Portfolio's shares, if any, and assume that all dividend and capital gains distributions, if any, during the respective periods were reinvested in Portfolio shares. Each
Portfolio may advertise its average annual total return from time to time. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                 P  (1 + T)n = ERV


		Where: 	P	=	a hypothetical initial investment of $1,000
      				T	=	average annual total return
				      n	=	number of years
				    ERV	=	ending redeemable value:  ERV is the value, at the
              end of the applicable period, of a hypothetical $1,000
              investment made at the beginning of
              the applicable period.

		Average Annual Total Returns for the one-year period ended June 30, 1997 and for the periods from the effective date of the Fund's registration statement under the Securities Act of 1933 or commencement of operations1, whichever occurred later, through June 30, 1997:

                          	    1 year ended       Since Effectiveness 1
                              	June 30, 1997     	through June 30, 1997

Money Market Portfolio            5.43%                  5.60%

Short-Term Government Portfolio   6.51%                  6.78%

Intermediate-Term Bond Portfolio  7.51%                  8.05%

Tax-Exempt Portfolio              6.15%                  6.42%

Equity Portfolio                 25.67%                 23.28%

		1 The Money Market Portfolio, Short-Term Government Portfolio, Intermediate-Term Bond Portfolio and Tax-
Exempt Portfolio became effective on December 6,
1994.  The Equity Portfolio commenced operations on
January 5, 1995.


	F.	Cumulative Total Return is the cumulative rate of return
on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of a Portfolio's shares, if any, and assume that all dividends and capital gains distributions, if any, during the period were reinvested in Portfolio shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                        C = (ERV/P) - 1

		Where:	    C	=	Cumulative Total Return
         				P	=	a hypothetical initial investment of $1,000
       				ERV	=	ending redeemable value:  ERV is the value,
                 at the end of the applicable period, of a
                 hypothetical $1,000 investment made
                 at the beginning of the applicable period.

		Cumulative Total Returns for the one-year period ended June 30, 1997 and for the periods from the effective date of the Fund's registration statement under the Securities Act of 1933 or commencement of operations1, whichever occurred later, through June 30, 1997:

                                 	1 year ended   Since Effectiveness 1
                                 	June 30, 1997	 	through June 30, 1997

Money Market Portfolio               5.43%              15.04%

Short-Term Government Portfolio      6.51%              18.36%

Intermediate-Term Bond Portfolio     7.51%              22.03%

Tax-Exempt Portfolio                 6.15%              17.34%

Equity Portfolio                    25.67%              68.30%

		1 The Money Market Portfolio, Short-Term Government Portfolio, Intermediate-Term Bond Portfolio and Tax-
Exempt Portfolio became effective on December 6,
1994.  The Equity Portfolio commenced operations on
January 5, 1995.


	The preceding performance figures were affected by fee waivers and expenses assumed by the Portfolios' investment manager.
Without such fee waivers and expense assumptions, the performance figures quoted above would have been lower. Performance quotations are not provided for the Government Money Market Portfolio because such Portfolio had not commenced operations as of the date of this Statement of Additional Information.


	The Portfolios may also from time to time present some or all of their investments ranked by their percentage representation within the respective Portfolio or in the form of the schedule of "Investments" included in the Annual Report to the shareholders of the Portfolios as of and for the fiscal year ended June 30, 1997, which is incorporated by reference into this document.

	Performance advertisements for the Money Market Portfolio and the Government Money Market Portfolio may include yield calculations for the 7-day period ending on the most recent practicable date considering the media used for the advertisement.
 Performance advertisements for the other four Portfolios may include average annual total returns and 30-day yield calculations as of the end of the most recent quarter practicable considering the media used for the advertisement. Such advertisements may include a schedule of investments for the corresponding date, employing presentation principles used in annual reports to shareholders.

	To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding a Portfolio may discuss yield or total return as reported by various financial publications. Advertisements may also compare yield or total return to other investments, indices and averages. The following publications, benchmarks, indices, and averages may be used: Lipper Mutual Fund Performance Analysis; Lipper Fixed Income Analysis; Lipper Mutual Fund Indices; Salomon Brothers Indices; Lehman Brothers Indices; Dow Jones Composite Average or its component indices; Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") or its component indices; The New York Stock Exchange composite or component indices; CDA Mutual Fund Report; Weisenberger - Mutual Fund Panorama and Investment Companies; Mutual Fund Values and Mutual Fund Service Book, published by Morningstar, Inc.; and financial publications such as Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money Magazine, The Wall Street Journal, Barron's, et al., which rate mutual fund performance over various time periods.

	Currently the performance of the Kiewit Money Market Portfolio and the Government Money Market Portfolio may be compared to the performance of IBC's Money Fund Average. The IBC's Money Fund
Average is a composition of all reporting money market funds with similar objectives and restrictions. The Kiewit Short-Term
Government Portfolio is currently compared to the Lehman 1-3 Year Government Index. The Lehman 1-3 Year Government Index is a total return performance benchmark consisting of U.S. Government agency and Treasury securities with maturities from one to three years.
The Kiewit Intermediate-Term Bond Portfolio is currently compared to the Lehman Intermediate Corporate Index. The Lehman
Intermediate Corporate Index is a total return performance benchmark consisting of publicly issued corporate debt issues rated at least investment grade with maturities from one to ten years.
The Kiewit Tax-Exempt Portfolio is currently compared to the Lehman 5-Year Municipal Bond Index. The Lehman 5-Year Municipal Bond
Index is a total return performance benchmark consisting of tax-exempt municipal bonds rated at least investment grade with maturities from four to six years. The Kiewit Equity Portfolio is currently compared to the S&P 500. The S&P 500 is an unmanaged capitalization weighted index of five hundred publicly traded stocks.

                        OTHER INFORMATION

	The Fund does not intend to hold annual meetings; it may, however, hold a meeting for such purposes as changing fundamental investment limitations, approving a new investment management agreement or any other matters which are required to be acted on by shareholders under the 1940 Act. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees similar to the provisions contained in Section 16(c) of the 1940 Act.


	Wilmington Trust Company, Rodney Square North, 1100 North
Market Street, Wilmington, DE 19890-0001, a Delaware-chartered banking institution, is the Fund's Custodian.

	Price Waterhouse LLP, Thirty South 17th Street, Philadelphia, Pennsylvania 19103, is the Fund's independent accountant.

                      FINANCIAL STATEMENTS

	The audited financial statements and the financial highlights for the Fund for its fiscal year ended June 30, 1997, as set forth in the Fund's annual report to shareholders, and the report thereon of Price Waterhouse LLP, the Fund's independent accountants, also appearing in the Fund's annual report are incorporated herein by reference. With reference to the period ended June 30, 1995, see the report of independent accountants included in the Fund's registration statement and which is available upon request, without charge, by writing or calling the Fund at 1000 Kiewit Plaza, Omaha, NE 68131-3344, (800) 2KIEWIT. The annual report does not contain any financial data for the Government Money Market Portfolio because such Portfolio had not commenced operations as of June 30, 1997.




                             Kiewit Mutual Fund

                              S CLASS SHARES

                    1000 Kiewit Plaza, Omaha, NE  68131-3344
                          Telephone:  (800) 2KIEWIT

                    STATEMENT OF ADDITIONAL INFORMATION

                             October 31, 1997


	This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of Kiewit Mutual Fund (the "Fund"), relating to the Fund's S Class Shares, dated October 31, 1997, which can be obtained from the Fund by writing to the Fund at the above address or by calling the above telephone number.

                           TABLE OF CONTENTS

                                                        	Page

HISTORY                                                  	2

INVESTMENT LIMITATIONS AND POLICIES	                      2

MANAGEMENT OF THE FUND	                                   5

DISTRIBUTION PLAN	                                        9

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES 	     11

BROKERAGE TRANSACTIONS	                                   14

PURCHASE AND REDEMPTION OF SHARES                        	15

TAX MATTERS 	                                             18

CALCULATION OF PERFORMANCE DATA	                          19

OTHER INFORMATION	                                        25

FINANCIAL STATEMENTS  	                                   26


                              HISTORY

	Kiewit Institutional Fund was organized as a Delaware business trust on June 1, 1994. The name of the trust was changed to Kiewit Mutual Fund on October 7, 1994.

                INVESTMENT LIMITATIONS AND POLICIES

	The following information supplements the information set forth in the prospectus under the caption "Investment Objectives
And Policies."  The following information applies to the Feeder
Portfolios and to the corresponding Trust Series.

Fundamental Limitations - All Portfolios

	Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

	The Portfolios either directly or indirectly through their investment in the Series of the Trust will not: (1) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer, provided that this restriction applies to 100% of the total assets of the Kiewit Money Market Portfolio; (2) borrow, except that a Portfolio may borrow from banks for temporary or emergency purposes or to pay redemptions and then, in no event, in excess of 33% of its net assets and a Portfolio may pledge not more than 33% of such assets to secure such loans; (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (2) above; (4) invest more than 15% of the value of the Portfolio's net assets in illiquid securities which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; (5) invest its assets in securities of any investment company in excess of the limits set forth in the Investment Company Act of 1940 (the "1940 Act") and rules thereunder, except in connection with a merger, acquisition of assets, consolidation or reorganization; (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; (7) engage in the business of underwriting securities issued by others, except that, in connection with the disposition of a security, a Portfolio may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933 (the "1933 Act"); (8) purchase or sell commodities except that each Portfolio may purchase or sell financial futures contracts and options thereon; (9) invest in real estate, including limited partnership interests therein, although they may purchase and sell securities which deal in real estate and securities which are secured by interests in real estate; (10) purchase securities on margin or sell securities short, except that a Portfolio may satisfy margin requirements with respect to futures transactions; and (11) make loans, except that this restriction shall not prohibit (a) the purchase of obligations customarily purchased by institutional investors, (b) the lending of Portfolio securities or (c) entry into repurchase agreements.

     The investment limitations described above do not prohibit each Feeder Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company such as the Series of the Trust. The investment policies and limitations of each Series are the same as those of the corresponding Feeder Portfolio.

	For the purposes of (4) above, each Portfolio (indirectly through its investment in the corresponding Trust Series) may invest in commercial paper that is exempt from the registration requirements of the 1933 Act subject to the requirements regarding credit ratings stated in the prospectus under "Investment Objectives And Policies." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios (indirectly through their investment in the corresponding Trust Series) may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in
(4) above. While maintaining oversight, the Board of Trustees has delegated the day-to-day function of making liquidity determinations to Kiewit Investment Management Corp. (the "Manager"). For Rule 144A securities to be considered liquid, there must be at least one dealer making a market in such securities. After purchase, the Board of Trustees and the Manager will continue to monitor the liquidity of Rule 144A securities. There is no limit on the Portfolios' (indirectly though their investment in the corresponding Series) investment in Rule 144A securities that are determined to be liquid.

	For the purposes of (6) above, (i) utility companies will be divided according to their services; e.g., gas, gas transmission, electric and gas, electric, water and telephone will each be considered a separate industry; and (ii) the Kiewit Money Market Portfolio (indirectly through its investment in the corresponding Series) may invest more than 25% of the value of its total assets in obligations of U.S. banks, such as certificates of deposits, time deposits and bankers' acceptances. The banks must have total assets exceeding one billion dollars.

Non-Fundamental Limitations - All Portfolios

	The following policies are non-fundamental and may be changed by the Board of Trustees, without shareholder approval:

	The Portfolios (indirectly through their investment in the corresponding Series) will not: (1) invest for the purpose of exercising control over management of any company or (2) acquire more than 10% of the voting securities of any issuer.

Non-Fundamental Policies - Kiewit Bond Portfolios

	The following policies are non-fundamental and may be changed by the Board of Trustees, without shareholder approval:

	The Kiewit Short-Term Government, Kiewit Tax-Exempt and Kiewit Intermediate-Term Bond Portfolios (each referred to herein as a "Kiewit Bond Portfolio"), through their investment in the corresponding Series, may invest in obligations that permit repayment of the principal amount of the obligation prior to maturity. Variable and floating rate obligations are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. Standby commitments, which are similar to a put, give a Kiewit Bond Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by a Kiewit Bond Portfolio at a specified price. Tender option bonds are relatively long-term bonds that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals. A Kiewit Bond Portfolio will purchase these types of instruments primarily for the purpose of increasing the liquidity of its portfolio.

	New issues of bonds are often issued on a "when-issued" basis, which means that actual payment for the delivery of the securities generally takes place 15 to 45 days after the purchase date. During this period, a Kiewit Bond Portfolio bears the risk that interest rates on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued securities. To alleviate this risk, each Kiewit Bond Portfolio does not intend to invest more than 5% of its assets in when-issued securities.

	A Kiewit Bond Portfolio also may invest up to 5% of its assets in zero coupon bonds or "strips." Zero coupon bonds do not make regular interest payments, rather they are sold at a discount from face value. Principal and accretive discount (representing interest accrued but not paid) are paid at maturity. Strips are debt securities that are stripped of their interest after the securities are issued, but are otherwise comparable to zero coupon bonds. The market values of zero coupon bonds and strips generally fluctuate in response to changes in interest rates to a greater degree than interest paying securities of comparable term and quality. The strips in which a Kiewit Bond Portfolio may invest may or may not be a part of the U.S. Treasury Separately Traded Registered Interest and Principal Securities program. Each Kiewit Bond Portfolio may also purchase inverse floaters, which are instruments whose interest bears an inverse relationship to the interest rate on another security.

	Generally, a Kiewit Bond Portfolio's average maturity will tend to be shorter when the Manager expects interest rates to rise and longer when it expects interest rates to decline.

Portfolio Turnover

	The portfolio turnover rates for the fiscal year ended June 30, 1996, for the Kiewit Short-Term Government Portfolio, Kiewit Intermediate-Term Bond Portfolio, Kiewit Tax-Exempt Portfolio and Kiewit Equity Portfolio and for the year ended June 30, 1997 for the Kiewit Short-Term Government Series, Kiewit Intermediate-Term Bond Series, Kiewit Tax-Exempt Series and Kiewit Equity Series were as follows:

Name                           June 30, 1997       June 30, 1996

Short-Term Government            	44.24%              57.52%

Intermediate-Term Bond           	51.57%              86.06%

Tax-Exempt                       	62.70%            	100.61%

Equity                           	26.33%              16.95%


	In the current fiscal year, the portfolio turnover rate of each of the Kiewit Short-Term Government, Kiewit Intermediate-Term Bond and Kiewit Tax-Exempt Series is not expected to exceed 100%. The annual portfolio turnover rate of the Kiewit Equity Series is not expected to exceed 75%. Generally, securities held by the Kiewit Equity Series will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities held by the Kiewit Equity Series will be purchased with the expectation that they will be held for longer than one year.


                          	MANAGEMENT OF THE FUND

Trustees and Officers

	The names, addresses and ages of the trustees and officers of the Fund and a brief statement or their present positions and principal occupations during the past five years is set forth below. Trustees who are deemed to be "interested persons" as defined in the 1940 Act are indicated by an asterisk (*).

Ann C. McCulloch*
1000 Kiewit Plaza
Omaha, NE  68131-3344

Ms. McCulloch, age 39, is Chairman, President and a Trustee of the Fund and Kiewit Investment Trust, President of the Manager and Vice President and Treasurer of PKS. From 1989 to 1993, Ms. McCulloch was Treasurer and Vice President of Central Maine Power in Augusta, ME.


George Lee Butler*
1000 Kiewit Plaza
Omaha, NE  68131-3344

Mr. Butler, age 58, is a Trustee of the Fund and Kiewit Investment Trust. From 1991 to March 1994, Mr. Butler was Commander-in-Chief of the U.S. Strategic Command and from 1989 to 1994 was Director, Strategic Plans and Policy, for the U.S. Joint Chiefs of Staff.


Lawrence B. Thomas
One ConAgra Drive
Omaha, NE  68102

Mr. Thomas, age 61, is a Trustee of the Fund and Kiewit Investment Trust, and Senior Vice-President. He retired in October 1996, after having served in numerous financial positions at ConAgra, Inc. (an international food company) including Treasurer, Secretary, Risk Officer and Senior Vice President-Finance (Principal Financial Officer). In his thirty-six years at ConAgra, he also served as director and officer of numerous of its subsidiaries.


Robert H. Arnold
152 W. 57th Street, 44th Floor
New York, NY  10019

Mr. Arnold, age 53, is a Trustee of the Fund and Kiewit Investment Trust. In 1989, Mr. Arnold founded, and currently co-manages, R. H. Arnold & Co., Inc., an investment banking company. Prior to forming R. H. Arnold & Co., Inc., Mr. Arnold was Executive Vice President and a director to Cambrian Capital Corporation, an investment banking firm he co-founded in 1987.



Livingston G. Douglas
1000 Kiewit Plaza
Omaha, NE  68131

Mr. Douglas, age 37, is Chief Financial Officer, Vice President and Treasurer of the Fund and Kiewit Investment Trust and Chief Investment Officer and Vice President of the Manager. From 1993 to July 1997, Mr. Douglas was Senior Fixed-Income Portfolio Manager and Director of Fixed-Income Research for Investment
Advisers, Inc.   From 1987 to 1993,  Mr. Douglas was Senior
Fixed-Income Portfolio Manager and Director of Quantitative
Research.


Brian J. Mosher
1000 Kiewit Plaza
Omaha, NE  68131-3344

Mr. Mosher, age 40, is a Vice President of the Fund and Kiewit
Investment Trust, and a Vice President of the Manager. From March 1989 to December 1994, Mr. Mosher served as Investment Manager of
Meridian Mutual Insurance Company in Indianapolis, Indiana.


Kenneth D. Gaskins, Esquire
1000 Kiewit Plaza
Omaha, NE  68131-3344

Mr. Gaskins, age 51, is Secretary of the Fund and Kiewit Investment Trust, Assistant Secretary of the Manager, and Corporate Counsel of Kiewit Diversified Group Inc.


	The fees and expenses of the Trustees who are not "interested persons" of the Fund ("Independent Trustees"), as defined in the 1940 Act, are paid by each Portfolio. For the fiscal year ended
June 30, 1997, such fees amounted to $27,500 for the Fund and $15,000 for the Trust. The following table shows the fees paid during the fiscal year to the Independent Trustees for their service to the Fund.


                        Compensation Table

                          Aggregate             Total Compensation
                     Compensation from the         from the Fund
                           Fund                       Complex

Independent Trustee

John J. Quindlen*         $12,500                     $17,500

Lawrence B. Thomas        $12,500                     $17,500

Robert H. Arnold*         $ 2,500                     $ 5,000

* On March 7, 1997, John J. Quindlen resigned as a Trustee of the Fund and the Trust. At that time, Mr. Arnold was appointed a Trustee of both the Fund and the Trust.


	On September 30, 1997, the Trustees and officers of the Fund, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of the Portfolios.


Investment Manager

	For the services it provides as investment manager to each Portfolio's corresponding Series of the Trust, the Manager is paid a monthly fee calculated as a percentage of average net assets of the corresponding Series. Pursuant to the investment management agreements, the manager's fees for the fiscal years ended June 30, 1997 and 1996 and the period ended June 30, 1995, would have been the following:

                                   1997        1996       1995
                                  (000)        (000)      (000)

Kiewit Money Market Portfolio    $833,621**   $843,989   $436,236

Kiewit Short-Term Government
Portfolio                        $434,306**   $492,172   $332,931

Kiewit Intermediate-Term
Portfolio                        $445,922**   $563,114   $624,955

Kiewit Tax-Exempt Portfolio      $544,147**   $499,823   $331,508

Kiewit Equity Portfolio          $517,000**   $354,646   $ 35,890

** Includes manager's fees payable by the Portfolio's corresponding Series of the Trust, commencing March 3, 1997, pursuant to the Series' investment advisory agreements.


	The Manager has agreed to waive all or a portion of its advisory fee for each Portfolio's corresponding Series and to assume certain expenses of the Portfolios and Series. This undertaking, which is not contained in the investment management agreements, may be amended or rescinded in the future. During the fiscal years ended June 30, 1997 and 1996 and the period ended June 30, 1995, the Manager waived the following amounts to the Portfolios and, commencing March 3, 1997, their corresponding
Series:

Name                               1997          1996         1995
Money Market Portfolio          $334,909       $298,011   $  70,100

Short-Term Government Portfolio  211,769        219,505      92,745

Intermediate-Term Bond Portfolio  92,541         86,597     117,862

Tax-Exempt Portfolio              70,323         57,267     121,067

Equity Portfolio                 109,204        126,289      90,032



	Each investment management agreement is in effect for a period of two years. Thereafter, each agreement may continue in effect for successive annual periods, provided such continuance is specifically approved at least annually by a vote of the Trust's Board of Trustees or, by a vote of the holders of a majority of a Series' outstanding voting securities, and in either event by a majority of the Trustees who are not parties to the agreement or interested persons of any such party (other than as Trustees of the Trust), cast in person at a meeting called for that purpose. An investment management agreement may be terminated without penalty at any time by the Series or by the Manager on 60 days' written notice and will automatically terminate in the event of its assignment as defined in the 1940 Act.

                         	DISTRIBUTION PLAN

	Rodney Square Distributors, Inc. ("RSD") serves as the Distributor of each Portfolio's shares pursuant to a Distribution Agreement with the Fund. Under the terms of the Distribution Agreement, RSD agrees to assist in securing purchasers for shares of the Portfolios.

	As noted in the Fund's Prospectus, the S Class Shares of each Portfolio have adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") whereby the Fund may pay up to a maximum of 0.25% per annum of the average daily net assets of the S Class Shares for expenses incurred by the Distributor in the distribution of the S Class Shares. The fees are paid on a monthly basis, based on the average daily net assets of each Portfolio's S Class Shares.

	Pursuant to the Plan, the Distributor is entitled to a reimbursement each month up to the maximum of 0.25% for S Class Shares per annum of average net assets of the S Class Shares, for the actual expenses incurred in the distribution and promotion of the Fund's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Underwriter. Any expense of distribution in excess of 0.25% per annum will be borne by the Manager without any reimbursement or payment by the Fund.

	The Plan also provides that to the extent that the Fund, the Manager, the Distributor, or other parties on behalf of the Fund, the Manager, or the Underwriter make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plan. In no event shall the payments made under the Plan, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to applicable rules of the National Association of Securities Dealers, Inc.

	The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund to have monies available for the direct distribution activities of the Distributor in promoting the sale of the Fund's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund. The Board of Trustees, including the non-interested trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

	The Plan has been approved by the Fund's Board of Trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The Plan must be renewed annually by the Fund's Board of Trustees, including a majority of the trustees who are non-interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan. The votes must be cast in person at a meeting called for that purpose.
 It is also required that the selection and nomination of such trustees be done by the non-interested trustees. The Plan and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested trustees on not more than 60 days' written notice, 2) by the Distributor on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Distribution Agreement with the Distributor. The Distributor or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

	The Plan and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the Plan or any related agreements shall be approved by a vote of the non-interested trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

	The Underwriter is required to report in writing to the Board of Trustees of the Fund, at least quarterly, on the amounts and purpose of any payments made under the Plan, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.


          CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

	As of September 30, 1997, the following shareholders were known to own of record more than 5% of the total outstanding shares of the Money Market Portfolio:

    	Name and Address	          				Percentage Ownership

		Kiewit Coal Properties Inc.		          15.73%
		1000 Kiewit Plaza
		Omaha, NE  68131

		Wasatch Constructors		                 14.05%
		1000 Kiewit Plaza
		Omaha, NE  68131

		Kiewit Diversified Group		             12.18%
		1000 Kiewit Plaza
		Omaha, NE  68131

 	Kiewit Construction Company	            7.20%
		1000 Kiewit Plaza
		Omaha, NE  68131

		Kiewit-Granite, Joint Venture		         6.35%
		1000 Kiewit Plaza
		Omaha, NE  68131

		Kiewit Diversified Holdings Inc.		      5.09%
		1000 Kiewit Plaza
		Omaha, NE  68131


	As of September 30, 1997, the following shareholders were known to own of record more than 5% of the total outstanding shares of the Short-Term Government Portfolio:

    	Name and Address		           			Percentage Ownership


     Kiewit Diversified Holdings Inc.		     39.60%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Kiewit Diversified Group Inc.        		21.58%
     1000 Kiewit Plaza
     Omaha, NE  68131

	    Continental Holdings Inc.		             8.21%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Peter Kiewit Sons', Inc.		              8.07%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Kiewit Coal Properties Inc.		           7.37%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Northern Trust Company as Trustee		     6.73%
     For Continental Kiewit Inc. Pension Plan
     ATTN Curtis Pence
     P.O. Box 92956
     Chicago, IL  60675-2956



	As of September 30, 1997, the following shareholders were known to own of record more than 5% of the total outstanding shares of the Intermediate-Term Bond Portfolio:

    	Name and Address		             			Percentage Ownership

     Continental Holdings Inc.		              26.84%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Kiewit Diversified Holdings Inc.	        20.87%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Northern Trust Company as Trustee		      17.53%
     for Continental Kiewit Inc. Pension Plan
     ATTN Curtis Pence
     P.O. Box 92956
     Chicago, IL  60675-2956

     Decker Coal Reclamation		                16.99%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Kiewit Diversified Group Inc.		           8.94%
     1000 Kiewit Plaza
     Omaha, NE  68131


	As of September 30, 1997, the following shareholders were known to own of record more than 5% of the total outstanding shares of the Tax-Exempt Portfolio:

    	Name and Address		              			Percentage Ownership

     KMI Continental Lease 1, Inc.		         95.01%
     1000 Kiewit Plaza
     Omaha, NE  68131


	As of September 30, 1997, the following shareholders were known to own of record more than 5% of the total outstanding shares of the Equity Portfolio:

    	Name and Address              					Percentage Ownership

     Northern Trust Company as Trustee		        28.48%
     For Continental Kiewit Inc. Pension Plan
     ATTN Curtis Pence
     P.O. Box 92956
     Chicago, IL  60675-2956

     Decker Coal Reclamation		                  24.99%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Wilmington Trust Co. as Trustee		          24.61%
     For Kiewit Construction Group Inc.
     Retirement Savings Plan
     1100 N. Market Street
     Wilmington, DE  19890

     Kiewit Diversified Group Inc.		             8.31%
     1000 Kiewit Plaza
     Omaha, NE  68131

     Wilmington Trust Co. as Trustee	            6.30%
     For Decker Coal Company Pension Plan
     1100 N. Market Street
     Wilmington, DE  19890


	Peter Kiewit Sons', Inc., a Delaware corporation with principal offices at 1000 Kiewit Plaza, Omaha, NE 68131, is the direct or indirect parent of shareholders of more than 25% of the voting securities of each Portfolio and therefore may be deemed to control each Portfolio.


                     BROKERAGE TRANSACTIONS

	Brokerage transactions will be placed with a view to receiving the best price and execution. Each Portfolio's corresponding Series will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Manager monitors the performance of brokers which effect transactions for each Series to determine the effect that the Series' trading has on the market prices of the securities in which they invest. Transactions also may be placed with brokers who provide the Manager with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. Each Series'
Investment Management Agreement permits the Manager knowingly to pay commissions on such transactions which are greater than another broker might charge if the Manager, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Manager's overall responsibilities to the Trust.

	Prior to February 28, 1997, the individual Portfolios sought to achieve their investment objectives by purchasing and managing their own investment portfolios. As a consequence, the Portfolios incurred brokerage commissions directly rather than indirectly through their investment in the corresponding Series. During the fiscal year ended June 30, 1997, the Kiewit Short-Term Government Series, , the Kiewit Intermediate-Term Bond Series and the Kiewit Tax-Exempt Series paid no brokerage commissions. The Kiewit Equity Series paid $28,600 in brokerage commissions for the period March
3, 1997 to June 30, 1997. The Kiewit Equity Portfolio paid $32,578 in brokerage commissions for the fiscal year ended June 30, 1997, $82,485 for the fiscal year ended June 30, 1996 and $34,515 for the period ended June 30, 1995.


                 	PURCHASE AND REDEMPTION OF SHARES

	The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

	The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the New York Stock Exchange (the "NYSE") is closed, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "SEC"), (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

	The valuation of the securities held by the Kiewit Money Market Series and the Kiewit Government Money Market Series (including any securities held in a separate account maintained for when-issued securities) is based upon their amortized costs which does not take into account unrealized capital gains or loses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price such Series would receive if they sold the instrument.
During periods of declining interest rates, the daily yields on shares of the Series computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Series resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Series would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Series would receive less investment income. The converse would apply in a period of rising interest rates.

	The Kiewit Money Market and Kiewit Government Money Market Series' use of amortized cost, which facilitates the maintenance of their corresponding Portfolios' per share net asset value of $1.00, is permitted by a rule adopted by the SEC, pursuant to which the Series must adhere to certain conditions.

	The Kiewit Money Market and Kiewit Government Money Market Series each must maintain a dollar-weighted average portfolio maturity of 90 days or less, only purchase instruments having remaining maturities of 397 calendar days or less, and invest only in those U.S. dollar-denominated instruments that the Manager has determined, pursuant to guidelines adopted by the Board of Trustees, present minimal credit risks and which are, as required by the federal securities laws (i) rated in one of the two highest rating categories as determined by nationally recognized statistical rating agencies, (ii) instruments deemed comparable in quality to such rated instruments, or (iii) instruments, the issuers of which, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, have received a rating within the two highest categories of nationally recognized statistical rating agencies. Securities subject to floating or variable interest rates with demand features in compliance with applicable rules of the SEC may have stated maturities in excess of 397 days. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the Series' price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of the portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Series' net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard as necessary and appropriate, which may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redemptions of shares in kind, or establishing a net asset value per share by using available market quotations.

In-Kind Purchases. If accepted by the Fund, shares of each Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolios or their corresponding Series, as described in this Statement of Additional Information. Please contact Rodney Square about this purchase method. Securities to be exchanged which are accepted by the Fund and Portfolio shares to be issued therefore will be valued, as set forth under "Valuation Of Shares," at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.

	The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio (or its corresponding Series) under the 1933 Act or under the laws of the country in which the principal market for such securities exists, or otherwise; (3) at the discretion of the Portfolio (or its corresponding Series), the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Series will not exceed 5% of the net assets of the corresponding Series immediately after the transaction; and (4) the Portfolio (or its corresponding Series) acquires the securities for investment and not for resale. In addition, nearly all of the securities accepted in an exchange must be, at the time of the exchange, eligible to be included in the Portfolio (or corresponding Series) whose shares are issued. Investors interested in such exchanges should contact the Manager.

                             TAX MATTERS

	The Internal Revenue Code of 1986, as amended (the "Code") imposes a nondeductible 4% excise tax on a regulated investment company which does not distribute to investors in each calendar year an amount equal to (i) 98% of its calendar year ordinary income, (ii) 98% of its capital gain net income (the excess of short and long-term capital gain over short and long-term capital loss) for the one-year period ending each October 31, and (iii) 100% of any undistributed ordinary income and capital gain net income from the prior year. Each Portfolio intends to declare and pay dividends and capital gain distributions in a manner to avoid imposition of the excise tax. Each Portfolio also intends to comply with other Code requirements such as (1) appropriate diversification of portfolio investments; (2) realization of 90% of annual gross income from dividends, interest, gains from sales of securities, or other "qualifying income," and (3) for each Portfolio's taxable year ending June 30, 1998, realization of less than 30% of gross income from gains on sale or other disposition of securities held less than three months.

	For any Portfolio that has a principal investment policy of investing in non-equity investments, it is anticipated that either none or only a small portion of that Portfolio's dividends will qualify for the corporate dividends received deduction. The portion of the dividends so qualified depends on the aggregate qualifying dividend income received by a Portfolio from domestic (U.S.) sources. To the extent that any Portfolio pays dividends which qualify for this deduction, the availability of the deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.

	The Fund in its sole discretion may accept securities in exchange for shares of a Portfolio. A gain or loss for federal income tax purposes may be realized by investors in a Portfolio who are subject to federal taxation upon the exchange. The amount of such gain or loss realized with respect to a security is measured by the difference between the fair market value of the contributed security on the date of contribution and its adjusted tax basis. Any loss realized on the exchange may be subject to certain provisions of the Code which either disallow the recognition of any such loss or result in a deferral of the time for recognizing such loss.

                	CALCULATION OF PERFORMANCE DATA

	The performance of a Portfolio's classes of shares (or its corresponding Series) may be quoted in terms of its yield and its total return in advertising and other promotional materials ("performance advertisements"). Performance data quoted represents past performance and is not intended to indicate future performance. The investment return of an investment in the Portfolios and the principal value of an investment in any Portfolio except the Money Market Portfolio and the Government Money Market Portfolio will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance of the Portfolios will vary based on changes in market conditions and the level of each Portfolio's expenses. The performance of the S Class Shares is not presented because such Shares had not commenced operations as of December 31, 1996. Since S Class Shares of the Portfolios bear additional distribution expenses, the performance of the S Class Shares of the Portfolios will generally be lower than that of the K Class Shares. Performance figures for the Portfolios' K Class Shares are presented below and are calculated in the following manner:

	A.	Yield is the net annualized yield for a specified 7
calendar days calculated at simple interest rates. From time to time, the Money Market Portfolio and the Government Money Market Portfolio may advertise their yields. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

		The yield for the 7-day period ended June 30, 1997 was 5.48% for the Money Market Portfolio.


	B.	Effective Yield is the net annualized yield for a
specified 7 calendar days assuming reinvestment of income or compounding. From time to time the Money
Market Portfolio and the Government Money Market
Portfolio may advertise their effective yields.
Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

   				Effective Yield = [(Base Period Return + 1) 365/7] - 1.

		The effective yield for the 7-day period ended June 30, 1997 was 5.64% for the Money Market Portfolio.


	C.	Tax-Equivalent Yield is the rate an investor would have
to earn from a fully taxable investment after taxes to
equal a Portfolio's tax-exempt yield.  From time to
time, the Tax-Exempt Portfolio may advertise its tax-
equivalent yield.  Tax-equivalent yield is computed by:
 (i) dividing that portion of a Portfolio's yield which
is tax-exempt by one minus a stated income tax rate; and
(ii) adding the product of that portion, if any, of the
Portfolio's yield that is not tax-exempt.  For purposes
of this formula, tax-exempt yield is a yield which is
exempt from federal income tax.

	The following table, which is based upon federal income tax rates in effect on the date of this Statement of Additional
Information, illustrates the yields that would have to be achieved on taxable investments to produce a range of hypothetical tax-equivalent yields:

                    Tax-Equivalent Yield Table

Federal Marginal
Income Tax Bracket    Tax-Equivalent Yields Based on Tax-Exempt Yields of:

                   4%      5%      6%      7%      8%      9%     10%    11%
28%               5.6     6.9     8.3     9.7     11.1    12.5   13.9   15.3
31%               5.8     7.2     8.7    10.1     11.6    13.0   14.5   15.9
36%               6.3     7.8     9.4    10.9     12.5    14.1   15.6   17.2
39.6%             6.6     8.3     9.9    11.6     13.2    14.9   16.6   18.2

	D.	Yield of the Short-Term Government Portfolio,
Intermediate-Term Bond Portfolio, and the Tax-Exempt
Portfolio is calculated by dividing the Portfolio's investment income for a 30-day period, net of expenses, by the average number of shares entitled to receive dividends during that period according to the following formula:

YIELD = 2[((a-b)/cd + 1)6-1]

		Where:
      	a	=	dividends and interest earned during the period;
      	b	=	expenses accrued for the period (net of reimbursements);
      	c	=	the average daily number of shares outstanding during the
        			period that were entitled to receive dividends; and
      	d	=	the maximum offering price per share on the last day of the period.



The result is expressed as an annualized percentage (assuming semiannual compounding) of the maximum offering price per share at the end of the period.

	Except as noted below, in determining interest earned during the period (variable "a" in the above formula), the interest earned on each debt instrument held by a Portfolio (or its corresponding Series) during the period is calculated by: (i) computing the instrument's yield to maturity, based on the value of the instrument (including actual accrued interest) as of the last business day of the period or, if the instrument was purchased during the period, the purchase price plus accrued interest; (ii) dividing the yield to maturity by 360; and (iii) multiplying the resulting quotient by the value of the instrument (including actual accrued interest). Once interest earned is calculated in this fashion for each debt instrument held by the Portfolio (or its corresponding Series), interest earned during the period is then determined by totaling the interest earned on all debt instruments held by the Portfolio.

	For purposes of these calculations, the maturity of a debt instrument with one or more call provisions is assumed to be the next date on which the instrument reasonably can be expected to be called or, if none, the maturity date. In general, interest income is reduced with respect to debt instruments trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and increased with respect to debt instruments trading at a discount by adding a portion of the discount to daily income.

	For the 30-day period ended June 30, 1997, the yields for the Short-Term Government Portfolio, Intermediate-Term Bond Portfolio and the Tax-Exempt Portfolio were 5.66%, 6.36% and 4.15%, respectively. The tax-equivalent yield for the same period for the Tax-Exempt Portfolio assuming a tax bracket of 28%, 31%, 36% and 39.6% was 5.76%, 6.01%, 6.48% and 6.87%, respectively.

	Since yield accounting methods differ from the accounting methods used to calculate net investment income for other purposes, a Portfolio's yield may not equal the dividend income actually paid to investors or the net investment income reported with respect to the Portfolio in the Fund's financial statements.

	Yield information may be useful in reviewing a Portfolio's performance and in providing a basis for comparison with other investment alternatives. Nevertheless, the Portfolios' yields fluctuate, unlike investments that pay a fixed interest rate over a stated period of time. Investors should recognize that in periods of declining interest rates, the Portfolios' yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Portfolios' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of their shares will likely be invested in instruments producing lower yields than the balance of the Portfolios' holdings, thereby reducing the current yields of the Portfolios. In periods of rising interest rates, the opposite can be expected to occur.

	E.	Average Annual Total Return is the average annual
compound rate of return for the periods of one year, five years, ten years and the life of a Portfolio, where quotations reflect changes in the price of a Portfolio's shares, if any, and assume that all dividend and capital gains distributions, if any, during the respective periods were reinvested in Portfolio shares. Each
Portfolio may advertise its average annual total return from time to time. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                    P (1 + T)n = ERV

		Where: 	P	=	a hypothetical initial investment of $1,000
      				T	=	average annual total return
				      n	=	number of years
				    ERV	=	ending redeemable value:  ERV is the value, at
              the end of the applicable period, of a hypothetical
              $1,000 investment made at the beginning of
              the applicable period.

		Average Annual Total Returns for the one-year period ended June 30, 1997 and for the periods from the effective date of the Fund's registration statement under the Securities Act of 1933 or commencement of operations1, whichever occurred later, through June 30, 1997:

                       	           1 year ended       Since Effectiveness 1
                                 	June 30, 1997      	through June 30, 1997

Money Market Portfolio               5.43%                   5.60%

Short-Term Government Portfolio      6.51%                   6.78%

Intermediate-Term Bond Portfolio     7.51%                   8.05%

Tax-Exempt Portfolio                 6.15%                   6.42%

Equity Portfolio                    25.67%                  23.28%

		1 The Money Market Portfolio, Short-Term Government Portfolio, Intermediate-Term Bond Portfolio and Tax-
Exempt Portfolio became effective on December 6,
1994.  The Equity Portfolio commenced operations on
January 5, 1995.

	F.	Cumulative Total Return is the cumulative rate of return
on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of a Portfolio's shares, if any, and assume that all dividends and capital gains distributions, if any, during the period were reinvested in Portfolio shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                     C = (ERV/P) - 1


		Where:	   C	=	Cumulative Total Return
        				P	=	a hypothetical initial investment of $1,000
      				ERV	=	ending redeemable value:  ERV is the value,
                at the end of the applicable period, of a
                hypothetical $1,000 investment made
                at the beginning of the applicable period.

		Cumulative Total Returns for the one-year period ended June 30, 1997 and for the periods from the effective date of the Fund's registration statement under the Securities Act of 1933 or commencement of operations1, whichever occurred later, through June 30, 1997:

                                     	1 year ended     Since Effectiveness 1
                                     	June 30, 1997    through June 30, 1997
Money Market Portfolio                   5.43%               15.04%

Short-Term Government Portfolio          6.51%               18.36%

Intermediate-Term Bond Portfolio         7.51%               22.03%

Tax-Exempt Portfolio                     6.15%               17.34%

Equity Portfolio                        25.67%               68.30%

		1 The Money Market Portfolio, Short-Term Government Portfolio, Intermediate-Term Bond Portfolio and Tax-
Exempt Portfolio became effective on December 6,
1994.  The Equity Portfolio commenced operations on
January 5, 1995.


	The preceding performance figures were affected by fee waivers and expenses assumed by the Portfolios' investment manager.
Without such fee waivers and expense assumptions, the performance figures quoted above would have been lower. Performance quotations are not provided for the Government Money Market Portfolio because such Portfolio had not commenced operations as of the date of this Statement of Additional Information.


	The Portfolios may also from time to time present some or all of their investments ranked by their percentage representation within the respective Portfolio or in the form of the schedule of "Investments" included in the Annual Report to the shareholders of the Portfolios as of and for the fiscal year ended June 30, 1997, which is incorporated by reference into this document.

	Performance advertisements for the Money Market Portfolio and the Government Money Market Portfolio may include yield calculations for the 7-day period ending on the most recent practicable date considering the media used for the advertisement.
 Performance advertisements for the other four Portfolios may include average annual total returns and 30-day yield calculations as of the end of the most recent quarter practicable considering the media used for the advertisement. Such advertisements may include a schedule of investments for the corresponding date, employing presentation principles used in annual reports to shareholders.


	To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding a Portfolio may discuss yield or total return as reported by various financial publications. Advertisements may also compare yield or total return to other investments, indices and averages. The following publications, benchmarks, indices, and averages may be used: Lipper Mutual Fund Performance Analysis; Lipper Fixed Income Analysis; Lipper Mutual Fund Indices; Salomon Brothers Indices; Lehman Brothers Indices; Dow Jones Composite Average or its component indices; Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") or its component indices; The New York Stock Exchange composite or component indices; CDA Mutual Fund Report; Weisenberger - Mutual Fund Panorama and Investment Companies; Mutual Fund Values and Mutual Fund Service Book, published by Morningstar, Inc.; and financial publications such as Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money Magazine, The Wall Street Journal, Barron's, et al., which rate mutual fund performance over various time periods.

	Currently the performance of the Kiewit Money Market Portfolio and the Government Money Market Portfolio may be compared to the performance of IBC's Money Fund Average. The IBC's Money Fund
Average is a composition of all reporting money market funds with similar objectives and restrictions. The Kiewit Short-Term
Government Portfolio is currently compared to the Lehman 1-3 Year Government Index. The Lehman 1-3 Year Government Index is a total return performance benchmark consisting of U.S. Government agency and Treasury securities with maturities from one to three years.
The Kiewit Intermediate-Term Bond Portfolio is currently compared to the Lehman Intermediate Corporate Index. The Lehman
Intermediate Corporate Index is a total return performance benchmark consisting of publicly issued corporate debt issues rated at least investment grade with maturities from one to ten years.
The Kiewit Tax-Exempt Portfolio is currently compared to the Lehman 5-Year Municipal Bond Index. The Lehman 5-Year Municipal Bond
Index is a total return performance benchmark consisting of tax-exempt municipal bonds rated at least investment grade with maturities from four to six years. The Kiewit Equity Portfolio is currently compared to the S&P 500. The S&P 500 is an unmanaged capitalization weighted index of five hundred publicly traded stocks.

                        OTHER INFORMATION

	The Fund does not intend to hold annual meetings; it may, however, hold a meeting for such purposes as changing fundamental investment limitations, approving a new investment management agreement or any other matters which are required to be acted on by shareholders under the 1940 Act. Shareholders may receive assistance in communicating with other shareholders in connection with the election or removal of Trustees similar to the provisions contained in Section 16(c) of the 1940 Act.

	Wilmington Trust Company, Rodney Square North, 1100 North
Market Street, Wilmington, DE 19890-0001, a Delaware-chartered banking institution, is the Fund's Custodian.

	Price Waterhouse LLP, Thirty South 17th Street, Philadelphia, Pennsylvania 19103, is the Fund's independent accountant.

                      FINANCIAL STATEMENTS

	The audited financial statements and the financial highlights for the Fund for its fiscal year ended June 30, 1997, as set forth in the Fund's annual report to shareholders, and the report thereon of Price Waterhouse LLP, the Fund's independent accountants, also appearing in the Fund's annual report are incorporated herein by reference. With reference to the period ended June 30, 1995, see the report of independent accountants included in the Fund's registration statement and which is available upon request, without charge, by writing or calling the Fund at 1000 Kiewit Plaza, Omaha, NE 68131-3344, (800) 2KIEWIT. The annual report does not contain any financial data for the Government Money Market Portfolio because such Portfolio had not commenced operations as of June 30, 1997.




                         	KIEWIT MUTUAL FUND

                    	Items Required By Form N-1A

                     	PART C - OTHER INFORMATION


Item 24.		Financial Statements and Exhibits.

        		(a)	Financial Statements:

           			Included in the Prospectus (Part A):
			           Financial Highlights for Kiewit Mutual Fund
              for the Period Ended June 30, 1997.

            		Included in Part B:

             	(i)	Report of Independent Public Accountants dated August 7,
                  1997*
            	(ii)	Audited Financial Statements of Kiewit Money Market
                  Portfolio for the Period Ended June 30, 1997*
           	(iii)	Audited Financial Statements of Kiewit Short-Term
                  Government Portfolio for the Period Ended June 30, 1997*
            	(iv)	Audited Financial Statements of Kiewit Intermediate-Term
                  Bond Portfolio for the Period Ended June 30, 1997*
             	(v)	Audited Financial Statements of Kiewit Tax-Exempt Portfolio
                  for the Period Ended June 30, 1997*
            	(vi)	Audited Financial Statements of Kiewit Equity Portfolio for
                  the Period Ended June 30, 1997*

			The audited financial statements of Kiewit
Investment Trust for the fiscal period ended June 30, 1997, as set forth in its annual report to shareholders, were filed with the SEC via EDGAR and are incorporated by reference into the Fund's Part B.

		*	Incorporated by reference to the Fund's
annual report to shareholders for the fiscal year ended June
30, 1997, filed via EDGAR on September 8, 1997.

     		(b)	  Exhibits:

		Exhibit No.	  Description of Exhibit

		(1)	(i)      	Agreement and Declaration of Trust*
   			(ii)     	Certificate of Trust*
   			(iii)    	Certificate of Amendment to Certificate of	Trust**

		(2)	By-Laws*

		(3)	None

		(4)	Not applicable

 	(5)	Not applicable

 	(6)	Distribution Agreement with Rodney Square Distributors, Inc.**

		(7)	None

		(8)	Custody Agreement with Wilmington Trust Company*

 	(9)	(i)	Transfer Agency Agreement with Rodney Square Management
          Corporation dated February 19, 1997**
   		(ii)	Accounting Services Agreement with Rodney Square Management
          Corporation dated February 19, 1997**
  		(iii)	Administration Agreement with Rodney Square Management
          Corporation dated February 19, 1997**
   		(iv)	Administrative Services Agreements with Kiewit
          Investment Management Corp. dated February 19, 1997**

 	(10)	Not applicable

		(11)	(i)	Consent of Independent Accountants
   			(ii)	Report of Independent Accountants dated August 7, 1997 for the
       				period ended June 30, 1995

		(12)	Not applicable

		(13)	Not applicable

		(14)	Not applicable

		(15)	Plan of Distribution Pursuant to Rule 12b-1 under the Investment
       Company Act of 1940, effective March 3, 1997**

		(16)	Schedule of Performance Calculations

		(17)	Financial Data Schedules

		(18)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated February 19, 1997**

		(19)	Secretary's Certificate and Power of Attorney**

*	Previously filed with the Securities and Exchange
Commission on Form N-1A on July 25, 1994 and incorporated herein by reference.

**	Previously filed with the Securities and Exchange
Commission with Post-Effective Amendment No. 4 on Form N1-A on February 28, 1997 and incorporated herein by reference.

Item 25.		Persons controlled by or under common control with
Registrant.

	None.

Item 26.		Number of Holders of Securities.

                            									Number of Record Holders
  	K Class Shares		              				as of September 30, 1997

             Shares of Beneficial Interest, Par Value $.01

    	Kiewit Money Market Portfolio

    	Kiewit Short-Term Government Portfolio

    	Kiewit Intermediate-Term Bond Portfolio

	    Kiewit Tax-Exempt Portfolio

	    Kiewit Equity Portfolio


Item 27.		Indemnification.

Reference is made to Article VII of the Registrant's Agreement and Declaration of Trust (Exhibit 24(b)(1)(i)) and to Article X of the Registrant's By-Laws (Exhibit 24(b)(2)), which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

	"Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 28.		Business and Other Connections of Investment Adviser.

Kiewit Investment Management Corp. (the "Manager") is a Delaware corporation organized in 1994. Under Investment Management Agreements with respect to each Portfolio, dated November 15, 1994, the Manager, subject to the supervision of the Board of Trustees, provides investment management services to each Portfolio. Kiewit Diversified Holdings Inc., a wholly-owned subsidiary of Kiewit Diversified Group Inc. ("KDG") owns 60% of the Manager and Kiewit Construction Company, a wholly-owned subsidiary of Kiewit Construction Group Inc. ("KCG") owns the remaining 40% of the Manager. Both KDG and KCG are wholly-owned by Peter Kiewit Sons', Inc.

The business, profession, vocation or employment of a substantial nature in which each director and officer of the Manager is or has been, during the past two fiscal years, engaged for his own account in the capacity of director, officer, employee, partner or trustee is set forth below.

Kiewit Investment Management Corp.

Walter Scott, Jr. is a Director of the Manager. Mr. Scott is also Chairman and President of PKS.

Kenneth E. Stinson is a Director of the Manager. Mr. Stinson is also Executive Vice President of PKS and Chairman and CEO of
Kiewit Construction Group Inc.

Ann C. McCulloch is President of the Manager. Ms. McCulloch is also President and the Chairman of the Fund, and Vice President and Treasurer of PKS.

Kenneth D. Gaskins, Esquire is an Assistant Secretary of the
Manager. Mr. Gaskins is also the Secretary of the Fund and Corporate Counsel of Kiewit Diversified Group Inc.

Livingston G. Douglas is a Vice President and Chief Investment Officer of the Manager. Mr. Douglas is also the Chief Financial Officer, Vice President and Treasurer of the Fund. From 1993 to July 1997, Mr. Douglas was Senior Fixed-Income Portfolio Manager and Director of Fixed-Income Research for Investment Advisers, Inc.

Brian J. Mosher is a Vice President of the Manager. Mr. Mosher is also a Vice President of the Fund.

Theodore Dutcher has been a Vice President of the Manager since
April 1997. From November 1995 until February 1997, Mr. Dutcher was a consultant with Asset Advisory, Inc., Eden Prairie, MN, a cash management consulting firm.

Item 29.		Principal Underwriters

    	(a)		The Rodney Square Fund
        		The Rodney Square Tax-Exempt Fund
       			The Rodney Square Strategic Fixed-Income Fund The Rodney Square Multi-Manager Fund
       			Heitman Securities Trust/Institutional Class
       			1838 Investment Advisors Funds
       			The Olstein Funds
        		The HomeState Group
      			 Kalmar Pooled Investment Trust
      			 Brazos Mutual Funds
      			 The Mallard Fund

     	(b)	The principal business address for the Officers and
Directors of Rodney Square Distributors, Inc. is:  1100
North Market Street, Wilmington, DE  19890-0001.


(1)	                        (2)		                         	(3)
                                                    				 Position
Name and Principal	    Position and Offices with		     	 and Offices
Business Address      	Rodney Square Distributors, Inc. 	with Registrant

Jeffrey O. Stroble	      President, Secretary,		             	None
                        	Treasurer & Director

Martin L. Klopping	      Director	                          		None

Cornelius G. Curran	     Vice President			                    None


		(c)	  None.

Item 30.		Locations of Accounts and Records

All accounts and records are maintained by the Registrant, or on its behalf by the Fund's administrator, transfer agent, dividend paying agent and accounting services agent, Rodney Square
Management Corporation, at Rodney Square North, 1100 North Market
Street, Wilmington, DE  19890.

Item 31.		Management Services.

There are no management-related service contracts not discussed in Part A or Part B.


                              SIGNATURES

	Kiewit Investment Trust consents to the filing of this Amendment to the Registration Statement of Kiewit Mutual Fund signed on its behalf by the undersigned, thereto duly authorized, in the City of Omaha, the State of Nebraska, on the 28th day of October, 1997.


                         							KIEWIT INVESTMENT TRUST

	                         						BY:  /s/ Ann C. McCulloch*
                       							      Ann C. McCulloch, President


	The undersigned Trustees and principal officers of Kiewit
Investment Trust consent to the filing of this Amendment to the Registration Statement of Kiewit Mutual Fund on the dates indicated.

Signature 					                Title                  				Date

/s/ Ann C. McCulloch*    		 Chairman and Trustee       			October 28, 1997
Ann C. McCulloch	    		    (Principal Executive Officer)


/s/ Livingston G. Douglas*		Chief Financial Officer,		    October 28, 1997
Livingston G. Douglas		     Vice President and Treasurer
                       					(Principal Financial Officer)


/s/ Lawrence B. Thomas*		   Trustee			                   	October 28,  1997
Lawrence B. Thomas


/s/ George Lee Butler*	    	Trustee	                   			October 28, 1997
George Lee Butler


/s/ Robert H. Arnold*    			Trustee	                   			October 28, 1997
Robert H. Arnold

* By: /s/ Kenneth D. Gaskins 	Attorney-in-Fact			         October 28, 1997
          Kenneth D. Gaskins
(Pursuant to authority granted in Power of Attorney)


                              SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kiewit Mutual Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Omaha, the State of Nebraska, on the 28th day of October, 1997.


                               							KIEWIT MUTUAL FUND

	                          						BY:  /s/ Ann C. McCulloch*
                         							      Ann C. McCulloch, President

	Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature 	                    				Title 	                 			Date

/s/ Ann C. McCulloch*	     	Chairman and Trustee	         		October 28, 1997
Ann C. McCulloch	        		(Principal Executive Officer)


/s/ Livingston G. Douglas*		Chief Financial Officer,		      October 28, 1997
Livingston G. Douglas     		Vice President and Treasurer
					                       (Principal Financial Officer)


/s/ Lawrence B. Thomas*		    Trustee			                    	October 28, 1997
Lawrence B. Thomas


/s/ George Lee Butler*     		Trustee	                    			October 28, 1997
George Lee Butler


/s/ Robert H. Arnold*	      	Trustee		                    		October 28, 1997
Robert H. Arnold

* By: /s/ Kenneth D. Gaskins 	Attorney-in-Fact		           	October 28, 1997
          Kenneth D. Gaskins
(Pursuant to authority granted in Power of Attorney)